UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 917-7700

Date of fiscal year end:    April 30

Date of reporting period:    October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments

Municipal Bond Funds

Semiannual Report dated October 31, 2006

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

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NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

“In fact, proper portfolio diversification actually may help to reduce your overall investment risk.”

Dear Shareholder,

Once again, I am pleased to report that during the six-month period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report.

Over the six months covered here – and, indeed, over the past few years – we’ve witnessed periods of uncertainty and volatility in the municipal market. This has caused some investors to wonder if this is a good time to own municipal bonds. With the recent volatility in the market, others may be wondering if this is a good time to adjust their current portfolios.

To help you answer these questions, we encourage you to consult a trusted financial advisor. He or she should be able to help you structure a diversified, well-balanced portfolio that can become an important component in achieving your long-term financial goals. In fact, proper portfolio diversification actually may help to reduce your overall investment risk. Your advisor can help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

December 15, 2006

Semiannual Report    Page 1

Portfolio Managers’ Comments for the Nuveen Investments Municipal Bond Funds

In the following discussion, portfolio managers John Miller, Tom Futrell, Bill Fitzgerald and Paul Brennan examine key investment strategies and the performance of the Funds. John Miller, who has more than 10 years of investment experience with Nuveen Investments, has managed the Nuveen High Yield Municipal Bond Fund since 2000. Tom Futrell has 24 years of investment experience and has managed the Nuveen All-American Municipal Bond Fund since 2003. Bill Fitzgerald has managed the Nuveen Intermediate Duration Municipal Bond Fund since 2003 and has 19 years of investment experience. Paul Brennan has managed the Nuveen Limited Term Municipal Bond Fund and the Nuveen Insured Municipal Bond Funds since July 2006. He has 17 years of investment experience.

How did the Funds perform during the six months ended October 31, 2006?

The nearby table provides Class A share total returns for these five Funds for the six-month, one-year, five-year and ten-year periods ended October 31, 2006. Each Fund’s total returns are compared with the returns of the corresponding Lipper peer fund category and relevant Lehman Brothers index.

What strategies were used to manage the Funds and how did these strategies influence performance during the six-month period?

Overall, each Fund has continued to employ the same fundamental investment strategy and tactics it has pursued over the past several years. All Nuveen municipal bond portfolios are managed with a value-oriented approach and with close input from Nuveen’s experienced research team. Individually, each Fund’s recent performance varied from the others in large part as a result of its differing investment objectives and the specific holdings within each portfolio.

Nuveen High Yield Municipal Bond Fund

During the six-month reporting period, the Nuveen High Yield Municipal Bond Fund once again performed well, producing a cumulative total return of 5.62 percent (Class A shares at net asset value). This result outpaced the Lipper High Yield Municipal Debt Funds Category Average for the period, but trailed the unmanaged Lehman Brothers High Yield Municipal Bond Index.

During the time covered by this report, the Fund continued to benefit from a favorable environment for high-yield tax-exempt bonds. Municipal yields generally fell, especially on longer-dated securities. With issuer credit rating upgrades exceeding downgrades and continued relatively low default rates, high yield bonds performed well in comparison with higher-rated securities. While some of our bonds failed to keep pace with the strong performance of the overall high-yield market, we were pleased that none of the portfolio’s individual holdings produced a negative return during the six-month period.

With longer-term bonds performing well, the Fund benefited from its significant weighting in bonds with maturities of approximately 20 to 30 years. In particular, our investments in health care and airline-related bonds bolstered the Fund’s total return during the period.

Another notable positive came from our positions in tax-exempt debt issued for the benefit of U.S. automakers Ford and General Motors. These bonds were added to the portfolio when they were trading at distressed levels, offering very low dollar prices and high levels of income. Although we recognized that both companies faced significant long-term challenges, we also believed they had valuable brands and ample current liquidity. In addition, we thought they had enough time to turn around their financial operations. Over this six-month period, the prices of these issues rose as the market became more comfortable with these bonds. This added nicely to the Fund’s returns.

Semiannual Report    Page 2

Class A Shares—

Total Returns as of 10/31/06

	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen High Yield Municipal Bond Fund A Shares at NAV	5.62%	9.09%	8.90%	N/A
A Shares at Offer	1.17%	4.51%	7.97%	N/A
Lipper High Yield Municipal Debt Funds Category Average	4.72%	7.96%	6.09%	5.37%
Lehman Brothers High Yield Municipal Bond Index	6.31%	11.87%	8.60%	7.03%
Nuveen All-American Municipal Bond Fund A Shares at NAV	4.03%	5.65%	4.93%	5.38%
A Shares at Offer	-0.31%	1.18%	4.04%	4.93%
Lipper General Municipal Debt Funds Category Average	3.86%	5.41%	4.34%	4.99%
Lehman Brothers Municipal Bond Index	4.12%	5.75%	5.05%	5.85%
Nuveen Insured Municipal Bond Fund A Shares at NAV	3.92%	5.52%	4.53%	5.09%
A Shares at Offer	-0.45%	1.05%	3.64%	4.65%
Lipper Insured Municipal Debt Funds Category Average	3.60%	4.92%	4.15%	4.86%
Lehman Brothers Insured Municipal Bond Index	4.38%	6.14%	5.28%	6.06%

	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen Intermediate Duration Municipal Bond Fund A Shares at NAV	3.65%	4.91%	4.02%	4.85%
A Shares at Offer	0.60%	1.74%	3.40%	4.53%
Lipper General Municipal Debt Funds Category Average	3.86%	5.41%	4.34%	4.99%
Lehman Brothers 7-Year Municipal Bond Index	3.77%	4.99%	4.44%	5.34%
Nuveen Limited Term Municipal Bond Fund A Shares at NAV	2.70%	3.61%	3.23%	4.13%
A Shares at Offer	0.14%	1.05%	2.71%	3.87%
Lipper Short-Intermediate Municipal Debt Funds Category Average	3.19%	4.00%	3.31%	5.03%
Lehman Brothers 5-Year Municipal Bond Index	2.89%	3.88%	3.73%	4.79%

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2% maximum sales charge (3.0% for the Nuveen Intermediate Duration Municipal Bond Fund and 2.5% for the Nuveen Limited Term Municipal Bond Fund). Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. You cannot invest directly in an index. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Semiannual Report    Page 3

Our management approach continued to focus on bottom-up security selection. In other words, we choose investments for the portfolio one-by-one, applying in-depth fundamental research to find lower-rated tax-exempt bonds that we believed offered compelling values relative to their credit risk.

As we saw signs that the U.S. economy may be slowing down, we positioned the portfolio more cautiously. For example, we added to our weighting in the health care sector, which tends to be relatively insensitive to economic cycles. We also believed that health care issuers could benefit from several favorable broad trends – most notably, increased demand for health care services as the U.S. population ages, coupled with a limited supply of hospitals and other health care facilities. Unlike in past periods, we tended to de-emphasize land-secured community development district bonds, which we believed would be vulnerable to a declining housing market. In addition, we increasingly added higher-rated bonds, with about one-quarter of the portfolio allocated to BBB-rated securities at period end – a fairly high allocation for this Fund. Approximately 12 percent of the portfolio was invested in bonds rated A or better, reflecting our defensive economic outlook as well as our assessment that many higher-rated bonds were better valued than lower-rated bonds.

Nuveen All-American Municipal Bond Fund

During this six-month period, the Nuveen All-American Municipal Bond Fund produced a cumulative return of 4.03 percent (Class A shares at net asset value), surpassing the performance of the Fund’s peer group, the Lipper General Municipal Debt Funds Category Average, but modestly lagging the unmanaged Lehman Brothers Municipal Bond Index.

Given our sizeable allocation to lower-investment-grade-rated municipal securities, the Fund benefited from the relatively strong performance of these bonds. Over much of the period, shorter-term municipal market interest rates declined less than longer-term rates. This was another positive trend for the Fund, as our emphasis on bonds with 25- to 30-year maturities generally performed well in this favorable environment (bond prices rise as interest rates fall). Although there were no noteworthy negative performances among the Fund’s holdings during the period, we did not see much of a positive impact from the portfolio’s allocation to inverse floating rate bonds. These types of securities do not generally perform well when shorter-term rates rise and longer-term rates remain stable or decline, as was the case for most of this six-month period.

We continued to manage the portfolio’s yield curve positioning during the past six months, taking advantage of opportunities to lengthen the Fund’s overall duration – thereby increasing its relative price sensitivity to changes in interest rates. This brought the Fund more in line with our longer-term duration objective, and helped position us to take advantage of the price appreciation potential we saw in relatively longer-duration bonds. A second theme over the six months was to manage the Fund’s credit quality. When making new purchases, we generally focused on adding high-grade and insured bonds. We believed this emphasis was prudent in an environment in which lower-rated securities had become relatively expensive vis-à-vis higher-rated bonds.

Nuveen Insured Municipal Bond Fund

The Nuveen Insured Municipal Bond Fund posted a cumulative return of 3.92 percent (Class A shares at net asset value) during the six-month reporting period, outpacing the Lipper Insured Municipal Debt Funds Category Average but trailing the national Lehman Brothers Insured Municipal Bond Index.

We continued to manage the Fund in the same, consistent manner as in the past. During a six-month period when longer-term bonds generally performed better than shorter-term securities, the Fund benefited from its significant allocation to intermediate and longer bonds. We tended to purchase securities with maturities of 15 to 20 years, which we believed offered the best overall risk/reward tradeoff. This maturity range

Semiannual Report    Page 4

performed very well over the period, although not as well as the very longest securities, to which we were relatively underexposed. Another factor producing positive results over this time frame was the portfolio’s relatively low cash balance. Being nearly fully invested throughout the period had a beneficial impact on total returns during a favorable investing environment for municipal bonds.

The shorter-term bonds in the Fund’s portfolio had a mixed impact on performance over this period. Although these holdings tended to underperform their longer-dated counterparts, they generally helped support the Fund’s income stream since many were issued during periods when interest rates were higher than current levels. These bonds helped us maintain a stable and competitive dividend throughout the period.

As noted, we maintained an emphasis on purchasing bonds with maturities between 15 and 20 years during this period. We also favored bonds with coupons that exceeded current rates for their maturities. These so-called “premium bonds” tended to be less volatile as interest rates moved, and therefore offered some price protection against a rise in rates. Our new purchases focused on “essential service” bonds – public purpose bonds issued to fund needed infrastructure projects, and we looked in particular to buy bonds issued in states with relatively high state income tax rates. In an environment of strong nationwide demand for municipal securities, we favored these types of bonds because we believed they offered better value potential.

Nuveen Intermediate Duration Municipal Bond Fund

The Nuveen Intermediate Duration Municipal Bond Fund had a cumulative return of 3.65 percent (Class A shares at net asset value) for the six months, trailing both the Lipper General Municipal Debt Funds Category Average and the unmanaged Lehman Brothers 7-Year Municipal Bond Index.

The Fund’s yield curve positioning positively affected its performance over this period. Specifically, the Fund was relatively underweighted in bonds with durations of less than four years and relatively overweighted in bonds with durations between four and eight years. These allocations helped performance during the recent market environment, in which longer-maturity bonds saw their yields decline the most, causing prices to rise (bond yields and prices move in opposite directions). Favorable individual security selection also helped performance. This was especially true among the Fund’s BBB-rated bonds, whose prices generally rose as lower-rated securities often outperformed higher-rated bonds over this period. On the negative side, the Fund had a slight relative underweighting in bonds with durations of 10 years and longer – the best-performing part of the yield curve during the period. This hurt the Fund’s comparative performance over six months.

During the period, we increased the Fund’s exposure to bonds with maturities of eight to ten years – the portion of the yield curve that we anticipated would provide the best combination of performance potential and consistent returns. This strategy did add to the Fund’s performance, although the flattening of the curve did mute the positive impact to some extent. We also focused on managing the Fund’s call exposure, since a number of holdings are scheduled to exit the portfolio during the next two years. Since many of these bonds were issued during a higher interest-rate environment, we were implementing strategies designed to minimize the future loss of income to the portfolio – a process that was still underway as the period came to a close.

Nuveen Limited Term Municipal Bond Fund

The Nuveen Limited Term Municipal Bond Fund produced a cumulative total return of 2.70 percent (Class A shares at net asset value) over the six-month period, less than the Lehman Brothers 5-Year Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Category Average. The Fund benefited from its

Semiannual Report    Page 5

duration positioning, which helped performance as interest rates fell across the longer portions of the municipal yield curve. Our relatively consistent allocation to BBB or lower-rated and not rated bonds – 29 percent of the portfolio at period end – also helped Fund performance as these bonds performed relatively well. However, better yield curve positioning would have helped the Fund’s results even more. Specifically, owning a greater concentration of longer-term bonds – and then offsetting them with shorter-term bonds to manage the Fund’s average maturity within the prescribed limited-term range – would have added to returns, even though shorter-term debt securities generally underperformed.

Our recent management focus was on purchasing bonds with maturities of roughly five to seven years. We believed this range offered the best risk/reward tradeoff during the period. New purchases tended to emphasize essential service bonds issued in states that have relatively high state income tax rates, since we believed these securities offered better values than similar bonds issued in lower-tax states. The large majority of new purchases were of higher-rated bonds, since we did not find many attractively valued lower-rated securities. We continued to manage the Fund’s income, taking advantage of some opportunities to replace bonds with relatively low yields with securities offering more income. This strategy was a key factor in our ability to raise the Fund’s dividend in May.

Dividend Information

During the reporting period, the Nuveen All-American, Insured and Limited Term Municipal Bond Funds maintained their monthly dividends for all share classes. The Nuveen High Yield Municipal Bond Fund saw its Class C dividend reduced, while the Class B shares of Nuveen Intermediate Duration Municipal Bond Fund experienced a dividend increase. (Both the Nuveen Limited Term Municipal Bond Fund and the Nuveen Intermediate Duration Municipal Bond Fund declared dividend increases for all share classes in November 2006, after the close of the reporting period.)

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income, as dividends to shareholders. As of October 31, 2006, the Nuveen High Yield, All-American and Insured Municipal Bond Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes. The Nuveen Intermediate Duration and Limited Term Municipal Bond Funds had positive UNII balances for both financial statement purposes and, based on our best estimate, for tax purposes.

Semiannual Report    Page 6

Fund Spotlight as of 10/31/06 Nuveen High Yield Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$22.75	$22.72	$22.73	$22.76
Latest Monthly Dividend[1]	$0.0895	$0.0755	$0.0790	$0.0930
Latest Ordinary Income Distribution[2]	$0.0005	$0.0005	$0.0005	$0.0005
Inception Date	6/07/99	6/07/99	6/07/99	6/07/99

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 10/31/06

A Shares	NAV	Offer
1-Year	9.09%	4.51%
5-Year	8.90%	7.97%
Since Inception	7.83%	7.20%

B Shares	w/o CDSC	w/CDSC
1-Year	8.24%	4.24%
5-Year	8.09%	7.94%
Since Inception	7.03%	7.03%

C Shares	NAV
1-Year	8.45%
5-Year	8.29%
Since Inception	7.24%

R Shares	NAV
1-Year	9.29%
5-Year	9.11%
Since Inception	8.04%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.72%	4.52%
SEC 30-Day Yield[4]	4.65%	4.45%
Taxable-Equivalent Yield[4,5]	6.46%	6.18%

B Shares	NAV
Dividend Yield[3]	3.99%
SEC 30-Day Yield	3.90%
Taxable-Equivalent Yield[5]	5.42%

C Shares	NAV
Dividend Yield[3]	4.17%
SEC 30-Day Yield	4.10%
Taxable-Equivalent Yield[5]	5.69%

R Shares	NAV
Dividend Yield[3]	4.90%
SEC 30-Day Yield	4.85%
Taxable-Equivalent Yield[5]	6.74%

Average Annual Total Returns as of 9/30/06

A Shares	NAV	Offer
1-Year	7.71%	3.17%
5-Year	8.88%	7.95%
Since Inception	7.79%	7.16%

B Shares	w/o CDSC	w/CDSC
1-Year	6.91%	2.91%
5-Year	8.08%	7.93%
Since Inception	6.99%	6.99%

C Shares	NAV
1-Year	7.13%
5-Year	8.29%
Since Inception	7.21%

R Shares	NAV
1-Year	7.91%
5-Year	9.09%
Since Inception	8.00%

Portfolio Statistics

Net Assets ($000)	$4,296,802
Average Effective Maturity on Securities (Years)	22.41
Average Duration	5.84

1	Paid November 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2006.
2	Paid December 5, 2005. Ordinary income is subject to federal taxation.
3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s Policy permitting waiver of the A Share load in certain specified circumstances.
5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semiannual Report  l  Page 7

Fund Spotlight as of 10/31/06 Nuveen High Yield Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Tax Obligation/Limited	25.5%
Health Care	20.9%
Utilities	6.6%
Education and Civic Organizations	6.5%
Transportation	6.4%
Materials	5.7%
Industrials	5.5%
Consumer Staples	5.4%
Consumer Discretionary	4.7%
Other	12.8%

States1

California	16.7%
Florida	8.0%
Colorado	6.8%
Illinois	5.8%
New York	5.3%
Michigan	4.9%
Texas	4.1%
Virginia	3.8%
Pennsylvania	3.4%
New Jersey	3.0%
Alabama	2.9%
Ohio	2.6%
Louisiana	2.6%
Nevada	2.3%
Oklahoma	2.3%
Maryland	1.9%
Arizona	1.9%
Indiana	1.7%
Massachusetts	1.6%
Other	18.4%
1	As a percentage of total investments as of October 31, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (5/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (10/31/06)	$1,056.20	$1,051.90	$1,052.90	$1,057.20	$1,020.97	$1,017.19	$1,018.20	$1,021.98
Expenses Incurred During Period	$4.35	$8.22	$7.19	$3.32	$4.28	$8.08	$7.07	$3.26

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .84%, 1.59%, 1.39% and .64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 8

Fund Spotlight as of 10/31/06 Nuveen All-American Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.00	$11.03	$11.00	$11.04
Latest Monthly Dividend[1]	$0.0385	$0.0315	$0.0335	$0.0400
Inception Date	10/03/88	2/05/97	6/02/93	2/06/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 10/31/06
A Shares	NAV	Offer
1-Year	5.65%	1.18%
5-Year	4.93%	4.04%
10-Year	5.38%	4.93%
B Shares	w/o CDSC	w/CDSC
1-Year	4.92%	0.92%
5-Year	4.16%	3.99%
10-Year	4.77%	4.77%
C Shares	NAV
1-Year	5.07%
5-Year	4.37%
10-Year	4.81%
R Shares	NAV
1-Year	5.80%
5-Year	5.15%
10-Year	5.59%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	4.20%	4.02%
SEC 30-Day Yield[3]	3.31%	3.17%
Taxable-Equivalent Yield[3,4]	4.60%	4.40%
B Shares	NAV
Dividend Yield[2]	3.43%
SEC 30-Day Yield	2.57%
Taxable-Equivalent Yield[4]	3.57%
C Shares	NAV
Dividend Yield[2]	3.65%
SEC 30-Day Yield	2.77%
Taxable-Equivalent Yield[4]	3.85%
R Shares	NAV
Dividend Yield[2]	4.35%
SEC 30-Day Yield	3.51%
Taxable-Equivalent Yield[4]	4.88%

Average Annual Total Returns as of 9/30/06
A Shares	NAV	Offer
1-Year	4.24%	-0.12%
5-Year	5.04%	4.14%
10-Year	5.45%	5.00%
B Shares	w/o CDSC	w/CDSC
1-Year	3.43%	-0.56%
5-Year	4.25%	4.08%
10-Year	4.84%	4.84%
C Shares	NAV
1-Year	3.76%
5-Year	4.46%
10-Year	4.88%
R Shares	NAV
1-Year	4.49%
5-Year	5.26%
10-Year	5.66%

Portfolio Statistics
Net Assets ($000)	$388,821
Average Effective Maturity on Securities (Years)	15.33
Average Duration	5.72

1	Paid November 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2006.
2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s Policy permitting waiver of the A Share load in certain specified circumstances.
4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semiannual Report  l  Page 9

Fund Spotlight as of 10/31/06 Nuveen All-American Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Tax Obligation/Limited	16.9%
Utilities	16.5%
U.S. Guaranteed	13.5%
Tax Obligation/General	13.0%
Transportation	10.1%
Health Care	8.1%
Education and Civic Organizations	6.7%
Housing/Single Family	4.6%
Other	10.6%

States1

New York	10.6%
California	9.1%
Texas	7.8%
Illinois	7.0%
Tennessee	5.0%
New Jersey	4.9%
Washington	4.1%
Michigan	3.6%
New Hampshire	3.4%
Florida	3.4%
Massachusetts	3.0%
Indiana	3.0%
Puerto Rico	2.9%
Alabama	2.6%
Wisconsin	2.5%
Louisiana	2.4%
Pennsylvania	2.4%
South Carolina	2.1%
Maryland	1.9%
Other	18.3%
1	As a percentage of total investments as of October 31, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (5/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (10/31/06)	$1,040.30	$1,037.20	$1,037.50	$1,042.00	$1,021.22	$1,017.44	$1,018.45	$1,022.23
Expenses Incurred During Period	$4.06	$7.91	$6.88	$3.04	$4.02	$7.83	$6.82	$3.01

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .79%, 1.54%, 1.34% and .59% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 10

Fund Spotlight as of 10/31/06 Nuveen Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.88	$10.90	$10.81	$10.86
Latest Monthly Dividend[1]	$0.0375	$0.0305	$0.0320	$0.0390
Latest Capital Gain and Ordinary Income Distribution[2]	$0.1002	$0.1002	$0.1002	$0.1002
Inception Date	9/06/94	2/04/97	9/07/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales changes and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 10/31/06
A Shares	NAV	Offer
1-Year	5.52%	1.05%
5-Year	4.53%	3.64%
10-Year	5.09%	4.65%
B Shares	w/o CDSC	w/CDSC
1-Year	4.79%	0.79%
5-Year	3.77%	3.60%
10-Year	4.47%	4.47%
C Shares	NAV
1-Year	4.91%
5-Year	3.97%
10-Year	4.53%
R Shares	NAV
1-Year	5.71%
5-Year	4.75%
10-Year	5.30%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	4.14%	3.96%
SEC 30-Day Yield[4]	3.31%	3.17%
Taxable-Equivalent Yield[4,5]	4.60%	4.40%
B Shares	NAV
Dividend Yield[3]	3.36%
SEC 30-Day Yield	2.56%
Taxable-Equivalent Yield[5]	3.56%
C Shares	NAV
Dividend Yield[3]	3.55%
SEC 30-Day Yield	2.76%
Taxable-Equivalent Yield[5]	3.83%
R Shares	NAV
Dividend Yield[3]	4.31%
SEC 30-Day Yield	3.51%
Taxable-Equivalent Yield[5]	4.88%

Average Annual Total Returns as of 9/30/06
A Shares	NAV	Offer
1-Year	4.17%	-0.19%
5-Year	4.62%	3.72%
10-Year	5.13%	4.68%
B Shares	w/o CDSC	w/CDSC
1-Year	3.46%	-0.51%
5-Year	3.86%	3.69%
10-Year	4.51%	4.51%
C Shares	NAV
1-Year	3.56%
5-Year	4.06%
10-Year	4.57%
R Shares	NAV
1-Year	4.36%
5-Year	4.82%
10-Year	5.34%

Portfolio Statistics
Net Assets ($000)	$838,989
Average Effective Maturity on Securities (Years)	16.20
Average Duration	5.23

1	Paid November 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2006.
2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s Policy permitting waiver of the A Share load in certain specified circumstances.
5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semiannual Report  l  Page 11

Fund Spotlight as of 10/31/06 Nuveen Insured Municipal Bond Fund

Bond Credit Quality1

The Fund features a portfolio of primarily investment-grade, long-term municipal investments. These investments are covered by insurance, guaranteeing the timely payment of principal and interest, or by an escrow or trust account containing enough U.S. government or U.S. government agency securities to ensure timely payment of principal and interest.

Industries[1]
U.S. Guaranteed	22.2%
Transportation	19.1%
Tax Obligation/Limited	14.7%
Tax Obligation/General	13.1%
Health Care	7.2%
Water and Sewer	5.6%
Housing/Multifamily	5.4%
Utilities	5.3%
Education and Civic Organizations	5.2%
Other	2.2%

States1

California	15.8%
Washington	8.1%
Texas	7.5%
Michigan	7.2%
Illinois	5.8%
New York	5.1%
Indiana	5.1%
Alabama	4.6%
Colorado	3.8%
Tennessee	3.5%
Georgia	3.2%
Florida	3.1%
New Jersey	2.9%
Pennsylvania	2.6%
Massachusetts	2.3%
South Carolina	2.0%
Other	17.4%
1	As a percentage of total investments as of October 31, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (5/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (10/31/06)	$1,039.20	$1,036.10	$1,036.30	$1,040.20	$1,021.27	$1,017.49	$1,018.50	$1,022.28
Expenses Incurred During Period	$4.01	$7.85	$6.83	$2.98	$3.97	$7.78	$6.77	$2.96

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .78%, 1.53%, 1.33% and .58% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 12

Fund Spotlight as of 10/31/06 Nuveen Intermediate Duration Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$9.05	$9.07	$9.07	$9.06
Latest Monthly Dividend[1]	$0.0270	$0.0215	$0.0225	$0.0285
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0364	$0.0364	$0.0364	$0.0364
Inception Date	6/13/95	2/07/97	6/13/95	11/29/76

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 3.0% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 10/31/06
A Shares	NAV	Offer
1-Year	4.91%	1.74%
5-Year	4.02%	3.40%
10-Year	4.85%	4.53%
B Shares	w/o CDSC	w/CDSC
1-Year	4.08%	0.08%
5-Year	3.25%	3.08%
10-Year	4.24%	4.24%
C Shares	NAV
1-Year	4.27%
5-Year	3.46%
10-Year	4.27%
R Shares	NAV
1-Year	5.00%
5-Year	4.22%
10-Year	5.06%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.58%	3.47%
SEC 30-Day Yield[4]	3.34%	3.24%
Taxable-Equivalent Yield[4,5]	4.64%	4.50%
B Shares	NAV
Dividend Yield[3]	2.84%
SEC 30-Day Yield	2.60%
Taxable-Equivalent Yield[5]	3.61%
C Shares	NAV
Dividend Yield[3]	2.98%
SEC 30-Day Yield	2.80%
Taxable-Equivalent Yield[5]	3.89%
R Shares	NAV
Dividend Yield[3]	3.77%
SEC 30-Day Yield	3.54%
Taxable-Equivalent Yield[5]	4.92%

Average Annual Total Returns as of 9/30/06
A Shares	NAV	Offer
1-Year	3.76%	0.65%
5-Year	4.07%	3.44%
10-Year	4.90%	4.58%
B Shares	w/o CDSC	w/CDSC
1-Year	2.93%	-1.05%
5-Year	3.30%	3.13%
10-Year	4.29%	4.29%
C Shares	NAV
1-Year	3.13%
5-Year	3.52%
10-Year	4.30%
R Shares	NAV
1-Year	3.96%
5-Year	4.26%
10-Year	5.10%

Portfolio Statistics
Net Assets ($000)	$2,498,159
Average Effective Maturity on Securities (Years)	9.24
Average Duration	4.87

1	Paid November 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2006.
2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.
3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s Policy permitting waiver of the A Share load in certain specified circumstances.
5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semiannual Report  l  Page 13

Fund Spotlight as of 10/31/06 Nuveen Intermediate Duration Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Tax Obligation/Limited	23.0%
Tax Obligation/General	16.8%
U.S. Guaranteed	14.3%
Utilities	12.2%
Health Care	11.2%
Water and Sewer	6.2%
Consumer Staples	4.9%
Other	11.4%

States1

New York	13.1%
California	8.5%
Illinois	8.3%
Michigan	7.3%
Texas	6.9%
Washington	4.9%
Massachusetts	4.7%
New Jersey	3.9%
Alabama	3.4%
Wisconsin	3.1%
North Carolina	3.0%
Florida	3.0%
Puerto Rico	2.9%
District of Columbia	2.7%
Tennessee	2.5%
Louisiana	2.3%
Other	19.5%
1	As a percentage of total investments as of October 31, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (5/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (10/31/06)	$1,036.50	$1,032.50	$1,034.50	$1,037.50	$1,021.37	$1,017.59	$1,018.60	$1,022.38
Expenses Incurred During Period	$3.90	$7.74	$6.72	$2.88	$3.87	$7.68	$6.67	$2.85

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .76%, 1.51%, 1.31% and .56% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 14

Fund Spotlight as of 10/31/06 Nuveen Limited Term Municipal Bond Fund

Quick Facts
	A Shares	C Shares	R Shares
NAV	$10.65	$10.62	$10.60
Latest Monthly Dividend[1]	$0.0305	$0.0275	$0.0325
Inception Date	10/19/87	12/01/95	2/06/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class R shares are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 2.5% maximum sales charge. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 10/31/06
A Shares	NAV	Offer
1-Year	3.61%	1.05%
5-Year	3.23%	2.71%
10-Year	4.13%	3.87%
C Shares	NAV
1-Year	3.27%
5-Year	2.88%
10-Year	3.77%
R Shares	NAV
1-Year	3.87%
5-Year	3.46%
10-Year	4.32%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	3.44%	3.35%
SEC 30-Day Yield[3]	3.27%	3.19%
Taxable-Equivalent Yield[3,4]	4.54%	4.43%
C Shares	NAV
Dividend Yield[2]	3.11%
SEC 30-Day Yield	2.93%
Taxable-Equivalent Yield[4]	4.07%
R Shares	NAV
Dividend Yield[2]	3.68%
SEC 30-Day Yield	3.47%
Taxable-Equivalent Yield[4]	4.82%

Average Annual Total Returns as of 9/30/06
A Shares	NAV	Offer
1-Year	2.83%	0.30%
5-Year	3.29%	2.76%
10-Year	4.19%	3.93%
C Shares	NAV
1-Year	2.49%
5-Year	2.93%
10-Year	3.82%
R Shares	NAV
1-Year	3.07%
5-Year	3.50%
10-Year	4.37%

Portfolio Statistics
Net Assets ($000)	$703,595
Average Effective Maturity on Securities (Years)	4.39
Average Duration	3.58

1	Paid November 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended October 31, 2006.
2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
3	The SEC 30-Day Yield and Taxable Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s Policy permitting waiver of the A Share load in certain specified circumstances.
4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semiannual Report  l  Page 15

Fund Spotlight as of 10/31/06 Nuveen Limited Term Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Health Care	20.3%
Tax Obligation/Limited	17.5%
Utilities	17.5%
Tax Obligation/General	13.0%
U.S. Guaranteed	9.4%
Education and Civic Organizations	6.7%
Transportation	3.8%
Other	11.8%

States1

New York	11.9%
California	11.5%
Pennsylvania	10.7%
New Jersey	6.9%
Massachusetts	6.6%
Ohio	3.9%
South Carolina	3.5%
North Carolina	3.0%
Florida	2.9%
New Mexico	2.7%
Washington	2.4%
Illinois	2.4%
Texas	2.3%
Tennessee	2.2%
Alabama	2.2%
Connecticut	2.1%
Kentucky	1.8%
Michigan	1.7%
Oregon	1.7%
Other	17.6%
1	As a percentage of total investments as of October 31, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical Performance
	Actual Performance			(5% annualized return before expenses)

	A Shares	C Shares	R Shares	A Shares	C Shares	R Shares
Beginning Account Value (5/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (10/31/06)	$1,027.00	$1,025.40	$1,028.30	$1,021.53	$1,019.76	$1,022.53
Expenses Incurred During Period	$3.73	$5.51	$2.71	$3.72	$5.50	$2.70

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .73%, 1.08% and .53% for Classes A, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report  l  Page 16

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	National – 0.7%

$4,000	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4, 5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	A3	$4,312,440

14,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19) (Alternative Minimum Tax)	No Opt. Call	Baa1	15,057,280

8,000	GMAC Municipal Mortgage Trust, Series C-1, 5.700%, 10/31/40 (Mandatory put 4/30/25) (Alternative Minimum Tax)	4/15 at 100.00	Baa2	8,292,960

604	MMA Financial Multifamily Securitization Trust, Class B Certificates, Series 2005A, 9.000%, 6/01/39 (Mandatory put 12/01/09) (Alternative Minimum Tax)	2/07 at 115.00	N/R	639,702

1,583	MMA Financial Mutlifamily Securitization Trust, Class B Certificates, Series 2005B, 9.000%, 7/01/40 (Mandatory put 7/01/10) (Alternative Minimum Tax)	2/07 at 101.00	N/R	1,604,196

875	Multifamily Housing Revenue Bond Pass-Through Certificates, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	913,544
29,062	Total National			30,820,122
	Alabama – 2.8%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
8,790	5.250%, 11/15/20	11/15 at 100.00	Baa1	9,311,862
50,610	5.000%, 11/15/30	11/15 at 100.00	Baa1	51,922,823

5,550	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation, Series 2004, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/14 at 100.00	B	5,705,123

9,000	Courtland Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.750%, 5/01/17	11/14 at 100.00	BBB	9,237,960

295	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	303,231

	Prichard Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series 2005:
3,065	4.500%, 8/15/12	No Opt. Call	BBB–	3,032,358
24,600	5.000%, 8/15/35	11/15 at 102.00	BBB–	24,618,450

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
1,565	8.125%, 1/01/21 (4)	1/11 at 102.00	N/R	755,848
350	8.250%, 1/01/31 (4)	1/11 at 102.00	N/R	168,868

2,500	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	1/06 at 100.00	N/R	1,200,000

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	2,092,540
13,000	6.000%, 8/01/35	8/15 at 100.00	N/R	13,518,570
121,325	Total Alabama			121,867,633
	Alaska – 0.2%

5,000	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA	5,100,900

1,000	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 5.500%, 6/01/36 – ACA Insured	6/16 at 100.00	A	1,068,680

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)	6/10 at 100.00	AAA	2,190,320

1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	Baa3	1,017,320
9,000	Total Alaska			9,377,220
	Arizona – 1.8%

40	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.250%, 11/15/29	11/09 at 100.00	Baa3	42,129

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Arizona (continued)

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 2002A:
$150	5.375%, 2/15/18	2/12 at 101.00	Baa3		$157,646
1,430	6.250%, 2/15/21	2/12 at 101.00	Baa3		1,571,613
30	5.875%, 2/15/27	2/13 at 100.00	Baa3		32,252
1,000	6.000%, 2/15/32	2/12 at 101.00	Baa3		1,080,910

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.750%, 11/15/33	11/13 at 101.00	N/R		3,388,590

910	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		1,009,809

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005:
1,400	4.625%, 12/01/26	12/15 at 100.00	BBB		1,391,614
1,185	4.625%, 12/01/27	12/15 at 100.00	BBB		1,173,150
1,700	4.700%, 12/01/28	12/15 at 100.00	BBB		1,702,686
345	4.750%, 12/01/29	12/15 at 100.00	BBB		346,756
1,855	4.750%, 12/01/30	12/15 at 100.00	BBB		1,864,312
200	5.000%, 12/01/35	12/15 at 100.00	BBB		204,996

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BB		6,970,118

2,075	Maricopa County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Rainbow Valley Landfill Project, Series 1999A, 7.500%, 12/01/20 (Alternative Minimum Tax)	12/06 at 102.00	N/R		2,118,969

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,405	5.000%, 4/01/16	4/15 at 100.00	Baa1		3,564,354
2,345	5.000%, 4/01/17	4/15 at 100.00	Baa1		2,445,999
2,000	5.000%, 4/01/18	4/15 at 100.00	Baa1		2,091,160
6,195	5.000%, 4/01/25	4/15 at 100.00	Baa1		6,405,382
5,000	5.000%, 4/01/35	4/15 at 100.00	Baa1		5,134,900

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R		423,293

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
315	6.375%, 11/01/13	11/11 at 103.00	N/R		324,844
790	7.250%, 11/01/23	11/11 at 103.00	N/R		831,641
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R		1,800,100

2,490	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R		2,518,286

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R		1,743,172

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–		580,520

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	N/R	(3)	5,747,019

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
600	6.000%, 6/01/16	No Opt. Call	N/R		612,006
1,240	6.250%, 6/01/26	6/16 at 100.00	N/R		1,269,066
3,000	6.375%, 6/01/36	6/16 at 100.00	N/R		3,071,010

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BB+		259,065
475	6.000%, 6/01/36	6/16 at 100.00	BB+		490,875

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Arizona (continued)

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
$1,620	5.850%, 9/01/24	9/14 at 100.00	BBB–	$1,690,940
1,035	6.125%, 9/01/34	9/14 at 100.00	BBB–	1,087,381

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
100	5.200%, 7/01/13	No Opt. Call	N/R	103,063
300	5.400%, 7/01/15	No Opt. Call	N/R	313,158
5,420	6.000%, 7/01/30	7/16 at 100.00	N/R	5,705,742

1,600	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,560,704

6,200	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	BBB	6,247,926
75,440	Total Arizona			79,077,156
	Arkansas – 0.5%

35	Calhoun County, Arkansas, Solid Waste Disposal Revenue Bonds, Georgia Pacific Corporation Project, Series 2001, 6.375%, 11/01/26 (Alternative Minimum Tax)	11/11 at 101.00	B2	36,895

9,910	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/07 at 102.00	B2	9,993,938

4,200	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35	2/15 at 100.00	BBB	4,315,122

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
3,000	5.000%, 2/01/25	2/15 at 100.00	BBB	3,106,410
4,205	5.000%, 2/01/30	2/15 at 100.00	BBB	4,333,673
21,350	Total Arkansas			21,786,038
	California – 16.6%

1,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/07 at 102.00	BB+	1,269,675

	ABAG Finance Authority for Non-Profit Corporations, California, Community Facilities District 2006-1 Rincon Hills Special Tax Bonds, Series 2006A:
500	5.200%, 9/01/26	9/16 at 100.00	N/R	511,365
1,560	5.250%, 9/01/36	9/16 at 100.00	N/R	1,602,713

11,425	Affordable Housing Agency, California, Multifamily Housing Revenue Bonds, Westridge at Hilltop Apartments, Series 2003A-S, 6.375%, 12/15/33	12/08 at 103.00	Baa3	11,772,663

12,250	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R	12,219,620

	American Canyon Financing Authority, California, Infrastructure Revenue Bonds, American Canyon Road East AD, Series 2005:
2,000	5.000%, 9/02/30	9/14 at 102.00	N/R	2,020,780
3,390	5.100%, 9/02/35	9/14 at 102.00	N/R	3,443,528

2,960	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2003A, 7.000%, 9/01/33	9/13 at 102.00	N/R	3,327,336

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,535,738
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,994,006

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
1,730	5.600%, 9/01/25	9/15 at 102.00	N/R	1,832,676
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,448,853
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,649,325

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
1,000	5.350%, 9/01/28	9/15 at 102.00	N/R	1,043,090
1,490	5.400%, 9/01/35	9/15 at 102.00	N/R	1,551,835

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
$855	5.500%, 9/01/29	9/14 at 102.00	N/R	$894,929
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,145,101

1,500	Benicia, California, Assessment District Limited Obligation Improvement Bonds, Series 2004B, 5.900%, 9/02/30	3/11 at 100.00	N/R	1,534,515

1,000	Calaveras County Community Facilities District 2, California, Special Tax Bonds, Saddle Creek, Series 2006, 5.000%, 9/01/26	3/07 at 103.00	N/R	1,010,710

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
5,000	0.000%, 6/01/21	12/18 at 100.00	Baa3	4,317,900
4,070	0.000%, 6/01/28	12/18 at 100.00	Baa3	3,485,792
4,990	0.000%, 6/01/36 (Mandatory put 6/01/23)	12/18 at 100.00	Baa3	4,282,817

8,085	California Department of Water Resources, Electric Power Supply Revenue Bonds, DRIVERS, Series 395, 8.770%, 5/01/17 – AMBAC Insured (IF)	5/12 at 101.00	AAA	10,656,515

5,600	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 8.698%, 5/01/14 – AMBAC Insured (IF)	5/12 at 101.00	AAA	7,353,024

6,375	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	6,560,513

2,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	2,225,490

	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993:
2,025	5.625%, 5/15/08	11/06 at 100.00	BB	2,025,203
3,590	5.750%, 5/15/15	11/06 at 100.00	BB	3,590,969

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
4,000	5.250%, 4/01/39	4/16 at 100.00	A+	4,266,040
5,000	5.250%, 3/01/45	3/16 at 100.00	A+	5,318,600

1,900	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	1,976,095

2,560	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	BB-	2,555,802

2,700	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002B, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	2,897,046

6,650	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB+	7,135,317

5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	5,203,850

5,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	5,674,130

11,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)	4/15 at 101.00	BBB	11,683,210

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	1,047,990

7,800	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	11/06 at 100.00	BB–	7,851,558

30,300	California State, General Obligation Series 2006, 5.000%, 9/01/32	9/16 at 100.00	A+	32,139,210

3,240	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,386,286

655	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	688,307

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$495	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	3/07 at 103.00	N/R	$510,043

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
460	5.250%, 7/01/24	7/15 at 100.00	BBB+	487,894
1,965	5.250%, 7/01/30	7/15 at 100.00	BBB+	2,076,907
10,480	5.250%, 7/01/35	7/15 at 100.00	BBB+	11,044,453
19,880	5.000%, 7/01/39	7/15 at 100.00	BBB+	20,427,495

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	3,090,497

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
2,425	5.000%, 11/01/21 (WI/DD, Settling 11/02/06)	11/16 at 100.00	N/R	2,466,055
1,300	5.000%, 11/01/25 (WI/DD, Settling 11/02/06)	11/16 at 100.00	N/R	1,312,740
800	5.000%, 11/01/29 (WI/DD, Settling 11/02/06)	11/16 at 100.00	N/R	802,184

4,065	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	4,229,267

11,050	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	11,837,202

880	California Statewide Community Development Authority, Revenue Bonds, Live Oak School, Series 2000, 6.250%, 10/01/12	No Opt. Call	N/R	913,889

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,613,310

9,580	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	10,040,415

	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A:
11,720	4.875%, 10/01/31	10/15 at 100.00	BBB–	11,909,395
3,070	4.875%, 10/01/35	10/15 at 100.00	BBB–	3,131,062

1,015	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,094,647

1,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 04-1 – Rancho Madrina, Series 2005, 5.250%, 9/01/34	9/15 at 100.00	N/R	1,025,860

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	2,125,700

	Carlsbad, California, Limited Obligation Improvement Bonds, Assessment District 2002-01, Series 2005A:
2,170	5.150%, 9/02/29	9/12 at 100.00	N/R	2,219,758
2,715	5.200%, 9/02/35	9/12 at 100.00	N/R	2,777,146

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 1, Series 2004:
1,300	5.700%, 9/01/29	9/12 at 102.00	N/R	1,368,692
1,355	5.750%, 9/01/34	9/12 at 102.00	N/R	1,423,238

	Chino, California, Special Tax Bonds, Community Facilities District 03-3, Area 2, Series 2006:
4,000	5.000%, 9/01/26	3/16 at 100.00	N/R	4,027,920
5,310	5.000%, 9/01/31	3/16 at 100.00	N/R	5,350,993
3,435	5.000%, 9/01/36	3/16 at 100.00	N/R	3,461,518

400	Chino, California, Special Tax Bonds, Community Facilities District 06-2, Series 2006, 5.000%, 9/01/36	3/07 at 102.00	N/R	404,780

875	Corona, California, Community Facilities District 2003-2, Special Tax Bonds, Highlands Collection, Series 2006, 5.150%, 9/01/26	9/16 at 100.00	N/R	891,503

	Corona, California, Special Tax Bonds, Community Facilities District 2002-1, Dos Lagos, Series 2005A:
4,500	5.050%, 9/01/34	9/15 at 100.00	N/R	4,536,405
3,115	5.000%, 9/01/34	9/15 at 100.00	N/R	3,145,247

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Corona-Norco Unified School District, California, Special Tax Bonds, Community Facilities District 03-1, Series 2004:
$1,000	5.375%, 9/01/25	9/14 at 100.00	N/R	$1,030,850
1,000	5.375%, 9/01/33	9/14 at 100.00	N/R	1,028,880

2,000	Corona-Norco Unified School District, Riverside County, California, Community Facilities District 04-1 Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	2,047,020

2,230	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005, 5.000%, 8/15/25	8/15 at 100.00	N/R	2,333,963

210	Eastern California Municipal Water District, Community Facilities District 2005-40 Mahogany Special Tax Bonds, Series 2006, 5.000%, 9/01/36 (WI/DD, Settling 11/08/06)	3/07 at 102.00	N/R	213,331

3,120	Eastern Municipal Water District, California, Community Facilities District 2001-1 Improvement Area A, Special Tax Bonds, Series 2006, 5.125%, 9/01/36	3/07 at 102.00	N/R	3,175,255

1,105	Eastern Municipal Water District, California, Community Facility District No 2004-34, Faircrest, Special Tax Bonds, Series 2006, 5.250%, 9/01/36	3/07 at 102.00	N/R	1,127,874

410	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	3/07 at 102.00	N/R	418,421

1,200	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	1,229,100

1,750	Elsinore Valley Municipal Water District, California, Special Tax Bonds, Series 2004, 5.700%, 9/01/34	9/12 at 102.00	N/R	1,805,860

1,200	Escondido, California, Special Tax Bonds, Community Facilities District 2006-1 Eureka Ranch, Series 2006, 5.150%, 9/01/36 (WI/DD, Settling 11/01/06)	3/07 at 103.00	N/R	1,218,888

3,500	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	3,732,435

7,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 5.375%, 9/01/36	9/15 at 100.00	N/R	7,647,300

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,600,050

10,645	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement Revenue Bonds, Series 2005A, Residual Series 1500, 7.407%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AAA	12,187,461

29,890	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39	6/13 at 100.00	BBB	34,113,158

1,590	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42	6/13 at 100.00	BBB	1,957,624

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42	6/13 at 100.00	BBB	1,225,450

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42	6/13 at 100.00	BBB	2,459,540

9,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A	9,686,875

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36 (WI/DD, Settling 11/02/06)	9/07 at 103.00	N/R	589,317

200	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	3/07 at 103.00	N/R	192,000

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/14 at 100.00	N/R	516,355
1,000	5.850%, 9/01/33	9/14 at 100.00	N/R	1,032,460

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A:
750	4.750%, 5/15/21	5/16 at 100.00	BBB–	762,360
400	4.875%, 5/15/26	5/16 at 100.00	BBB–	405,264
3,210	5.125%, 5/15/41	5/16 at 100.00	BBB–	3,279,176

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A:
$1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	$1,084,372
790	6.125%, 5/15/38	5/14 at 100.00	N/R	848,310
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,784,200

1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	1,062,430

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,425,213

9,015	Independent Cities Lease Finance Authority, California, Senior Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 – ACA Insured	8/15 at 100.00	A	9,462,955

1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	1,084,335

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005:
2,550	5.100%, 9/01/30	9/15 at 102.00	N/R	2,589,092
3,825	5.150%, 9/01/35	9/15 at 102.00	N/R	3,889,910
2,175	5.150%, 9/01/35	9/15 at 102.00	N/R	2,211,910

	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006:
645	5.050%, 9/01/26	9/08 at 103.00	N/R	652,185
1,885	5.125%, 9/01/36	9/08 at 103.00	N/R	1,911,032

1,540	Irvine Assessment District 87-08, California, Group 7 Limited Obligation Improvement Bonds, Series 2006, 5.100%, 9/02/24	3/07 at 103.00	N/R	1,564,486

515	Irvine Assessment District 93-14, Orange County, California, Group 4 Limited Obligation Improvement Bonds, Series 2006, 5.000%, 9/02/25	3/07 at 103.00	N/R	518,981

1,120	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 03-19, Group 3, Series 2005, 5.000%, 9/02/29	3/15 at 100.00	N/R	1,132,286

	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 87-08, Group 7, Series 2005:
665	5.000%, 9/02/22	9/15 at 100.00	N/R	680,455
735	5.000%, 9/02/24	9/15 at 100.00	N/R	740,961

1,525	Irvine Assessment District, California, Limited Obligation Improvement Bonds, Assessment District 93-14, Group 3, Series 2005, 5.000%, 9/02/25	9/15 at 100.00	N/R	1,536,270

	Irvine, California, Community Facilities District 2005-2 Special Tax Bonds, Series 2006:
750	5.200%, 9/01/26	3/07 at 103.00	N/R	767,048
1,875	5.250%, 9/01/36	9/16 at 100.00	N/R	1,926,338

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
4,455	5.000%, 9/01/26	9/16 at 100.00	N/R	4,487,388
14,705	5.125%, 9/01/36	9/16 at 100.00	N/R	14,965,426

1,565	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 16 – Eastvale Area, Series 2005A, 5.300%, 9/01/34	9/13 at 100.00	N/R	1,602,247

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,739,725

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,283,604

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/09 at 103.00	N/R	3,037,470
8,000	5.150%, 9/01/36	9/09 at 103.00	N/R	8,130,880

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1,Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,233,300
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,255,956

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
$910	5.200%, 9/01/26	9/08 at 103.00	N/R	$927,226
4,660	5.250%, 9/01/37	9/08 at 103.00	N/R	4,705,854

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/12 at 102.00	N/R	998,551
1,100	5.350%, 9/01/36	9/12 at 102.00	N/R	1,128,567

4,500	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/12 at 102.00	N/R	4,645,800

1,160	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-6, Center Townhomes, Series 2006, 5.350%, 9/01/36	9/12 at 102.00	N/R	1,190,125

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,173,100

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,332,164

605	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	680,522

12,990	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B	14,611,542

795	Los Banos Redevelopment Agency, California, Project Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 4.400%, 9/01/29 – RAAI Insured	9/16 at 100.00	AA	781,453

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006:
625	5.200%, 9/01/26	9/15 at 100.00	N/R	637,819
1,000	5.250%, 9/01/36	9/15 at 100.00	N/R	1,020,700

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,506,225

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	1,301,013
1,245	5.300%, 9/01/36	3/07 at 103.00	N/R	1,280,719

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark Highlands Project, Series 2006:
1,900	5.250%, 9/01/26	9/16 at 100.00	N/R	1,950,521
4,125	5.300%, 9/01/38	9/16 at 100.00	N/R	4,250,606

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	627,632

2,000	Morgan Hill Financing Authority, California, Reassessment Revenue Bonds, Madron Business Park, Series 2005A, 5.250%, 9/02/25	9/10 at 102.00	N/R	2,000,340

	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B:
365	5.375%, 9/01/26	3/07 at 102.00	N/R	372,694
550	5.450%, 9/01/38	3/07 at 102.00	N/R	561,446

	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005:
1,355	5.100%, 9/01/26	9/09 at 103.00	N/R	1,368,171
805	5.300%, 9/01/35	9/09 at 103.00	N/R	821,317
1,815	5.200%, 9/01/35	9/09 at 103.00	N/R	1,842,679

2,000	Oceanside, California, Special Tax Revenue Bonds, Community Facilities District 00-1 – Ocean Ranch Corporate Center, Series 2004, 5.875%, 9/01/34	9/14 at 100.00	N/R	2,103,520

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$1,185	Orange County, California, Newport Coast Phase IV Assessment District 01-1 Limited Obligation Improvement Bonds, Series 2006, 5.050%, 9/02/33	9/16 at 100.00	N/R	$1,200,974

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	527,290
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,717,056
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	1,045,770

4,000	Orange County, California, Special Tax Bonds, Community Facilities District 04-1 of Ladera Ranch, Series 2005A, 5.200%, 8/15/34	8/12 at 101.00	N/R	4,071,760

1,755	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/15 at 101.00	N/R	1,816,460

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,315,207
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,527,396

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
515	5.000%, 9/01/24	9/12 at 102.00	N/R	518,780
1,500	5.100%, 9/01/28	9/12 at 102.00	N/R	1,511,940
1,050	5.150%, 9/01/32	9/12 at 102.00	N/R	1,069,226

1,390	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,436,801

2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,154,660

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	666,374
875	5.375%, 9/01/34	9/11 at 102.00	N/R	897,041

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Stonebridge Estates Improvement Area B, Series 2005:
1,360	5.000%, 9/01/30	9/14 at 100.00	N/R	1,371,750
3,355	5.100%, 9/01/35	9/14 at 100.00	N/R	3,399,085

9,125	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 6, Improvement Area B, Series 2005, 5.125%, 9/01/36	9/15 at 100.00	N/R	9,240,796

2,150	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	2,183,927

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	2,034,560
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,540,635

	Riverside, California, Special Tax Bonds, Community Facilities District 92-1 – Sycamore Canyon Business Park, Series 2005A:
1,000	5.125%, 9/01/25	9/15 at 101.00	N/R	1,017,710
2,000	5.300%, 9/01/34	9/15 at 101.00	N/R	2,064,060

3,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.200%, 9/01/36	9/15 at 100.00	N/R	3,575,565

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006:
235	5.000%, 9/01/18	3/07 at 103.00	N/R	240,208
645	5.100%, 9/01/20	3/07 at 103.00	N/R	656,694
2,370	5.200%, 9/01/26	3/07 at 103.00	N/R	2,423,870
3,255	5.250%, 9/01/37	3/07 at 103.00	N/R	3,344,122

9,690	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	10,000,468

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$2,895	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005A, 5.150%, 8/01/35	8/15 at 100.00	N/R	$2,946,821

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	360,704
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	617,650

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	3/07 at 102.00	N/R	918,486

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,183,186
700	5.050%, 9/01/30	9/15 at 100.00	N/R	709,163
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	2,353,617

6,250	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	3/08 at 102.00	N/R	6,392,563

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,571,725

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	917,541

	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 2005-1, Special Tax Bonds, Series 2006:
590	5.000%, 9/01/27	3/07 at 102.00	N/R	598,431
900	5.000%, 9/01/36	3/07 at 102.00	N/R	910,755

4,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	BBB	4,195,920

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
14,950	5.000%, 6/01/37	6/14 at 100.00	BBB	15,256,625
21,230	5.125%, 6/01/46	6/14 at 100.00	BBB	21,765,208

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,231,670
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,850,296

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	8,065,500

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	4,241,640

	West Sacramento, California, Special Tax Bonds, Community Facilities District 20, Bridgeway Lakes II, Series 2005:
1,000	5.125%, 9/01/25	9/13 at 102.00	N/R	1,016,270
1,730	5.300%, 9/01/35	9/13 at 102.00	N/R	1,779,634

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	1,027,930
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	3,879,065

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	4,731,974

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	2,600,158
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	7,357,967
683,675	Total California			711,372,359

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado – 6.8%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
$3,000	6.125%, 12/01/25	12/15 at 100.00	N/R		$3,090,330
5,380	6.250%, 12/01/35	12/15 at 100.00	N/R		5,608,542

18,375	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R		19,801,268

1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – XLCA Insured	10/16 at 100.00	AAA		1,169,739

2,835	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R		3,103,219

3,060	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R		3,479,067

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		1,031,366

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		1,463,404

4,525	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R		5,045,330

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R		2,993,375

3,850	Canterberry Crossing Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 6.500%, 12/01/35	12/12 at 100.00	N/R		4,017,283

	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005:
2,500	6.000%, 12/01/25	12/15 at 100.00	N/R		2,589,200
4,000	6.125%, 12/01/35	12/15 at 100.00	N/R		4,134,760

6,660	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R		7,199,860

4,485	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32	3/12 at 100.00	N/R		4,683,820

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass for Lifelong Discovery Charter School, Series 1999A:
405	6.125%, 7/01/12	7/09 at 102.00	N/R		410,463
1,460	6.500%, 7/01/24	7/09 at 102.00	N/R		1,495,084

950	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Elementary Charter School, Series 2000, 7.750%, 7/15/31 (Pre-refunded 7/15/08)	7/08 at 100.00	N/R	(3)	994,821

3,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R		3,598,896

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – Platte River Academy, Series 2002A:
980	7.250%, 3/01/22 (Pre-refunded 3/01/10)	3/10 at 100.00	Ba2	(3)	1,061,781
750	7.250%, 3/01/32 (Pre-refunded 3/01/10)	3/10 at 100.00	AAA		836,085

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
625	6.750%, 3/01/14	No Opt. Call	N/R		653,356
730	7.250%, 3/01/24	3/14 at 100.00	N/R		789,028
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R		1,690,121

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
500	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		585,345
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA		1,032,421

3,776	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32	2/12 at 100.00	N/R		3,981,565

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R		1,022,093

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Colorado (continued)

$2,485	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32	5/12 at 102.00	N/R		$2,712,328

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	AAA		4,693,440

4,185	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R		4,436,644

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 – Frontier Academy, Series 2001:
2,575	7.250%, 6/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(3)	2,894,558
1,775	7.375%, 6/01/31 (Pre-refunded 6/01/11)	6/11 at 100.00	Ba1	(3)	2,033,511

3,645	Colorado Educational and Cultural Facilities Authority, Independent School Improvement Revenue Bonds, Heritage Christian School of Northern Colorado, Series 2004A, 7.500%, 6/01/34	6/14 at 100.00	N/R		3,989,015

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BBB–		560,490
810	7.125%, 11/01/28	11/13 at 100.00	BBB–		907,322

3,865	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Boulder Country Day School, Series 1999, 6.750%, 9/01/24 (Pre-refunded 9/01/09)	9/09 at 101.00	N/R	(3)	4,105,596

4,215	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R		4,474,265

2,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/35	6/16 at 100.00	A–		2,059,640

15,010	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+		15,525,894

3,425	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.500%, 12/01/35	12/16 at 100.00	N/R		3,575,323

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32	12/13 at 102.00	N/R		2,506,520

2,465	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2005, 6.750%, 12/01/34	12/13 at 102.00	N/R		2,656,802

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
3,000	5.850%, 12/01/26	12/16 at 100.00	N/R		3,055,860
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R		4,072,137

1,800	Country Club Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/34	12/15 at 100.00	N/R		1,846,116

3,130	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36	12/16 at 100.00	N/R		3,214,354

12,630	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax)	4/07 at 100.00	N/R		13,019,004

1,630	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A, 6.000%, 12/01/23	12/11 at 100.00	BBB		1,753,326

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006:
500	5.050%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R		508,050
400	5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		407,036

1,000	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Terminal Project, Series 2006A. Bonds, Series 2006A, 5.150%, 5/01/17 (Alternative Minimum Tax)	5/16 at 100.00	N/R		1,018,500

3,475	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R		3,653,129

1,200	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R		1,205,064

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R		847,234

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

$1,000	Himalaya Water and Sanitation District, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/35 – RAAI Insured	12/15 at 100.00	AA	$1,046,400

1,000	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,045,980

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	2,620,227

1,645	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,660,315

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33	12/13 at 102.00	N/R	5,650,025

1,155	Maher Ranch Metropolitan District 4, Colorado, Limited Tax General Obligation Bonds, Series 2006, 7.000%, 12/01/36	12/13 at 102.00	N/R	1,179,382

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB–	3,805,060

1,500	Neu Towne Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2004, 7.250%, 12/01/34	12/14 at 100.00	N/R	1,655,460

	Northwest Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2005:
3,585	6.125%, 12/01/25	12/15 at 100.00	N/R	3,810,461
16,500	6.250%, 12/01/35	12/15 at 100.00	N/R	17,562,600

2,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	2,822,875

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)	12/13 at 100.00	N/R	1,693,725

1,100	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	1,121,285

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	5,884,537

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	2,007,687

8,500	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R	8,535,445

	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2005:
750	5.000%, 12/01/25 – ACA Insured	12/15 at 100.00	A	775,703
720	5.000%, 12/01/29 – ACA Insured	12/15 at 100.00	A	740,347
1,775	5.000%, 12/01/34 – ACA Insured	12/15 at 100.00	A	1,825,428

2,000	Serenity Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 7.500%, 12/01/34	12/14 at 100.00	N/R	2,239,380

1,450	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,476,013

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	7.000%, 12/01/24	12/14 at 100.00	N/R	554,055
2,845	7.125%, 12/01/34	12/14 at 100.00	N/R	3,155,987

	Tallyn’s Reach Metropolitan District 2, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
750	6.000%, 12/01/18	12/13 at 100.00	N/R	779,063
310	6.375%, 12/01/23	12/13 at 100.00	N/R	325,624

	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	532,450
500	6.750%, 12/01/33	12/13 at 100.00	N/R	532,460

12,589	Tollgate Crossing Metropolitan District 2, Colorado, General Obligation Bonds, Series 2004, 0.000%, 12/01/33	12/14 at 100.00	N/R	10,085,031

2,000	Tower Metropolitan District, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/35 – RAAI Insured	12/15 at 100.00	AA	2,088,220

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado (continued)

	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A:
$1,500	5.000%, 11/15/37	5/16 at 100.00	Baa1	$1,541,565
3,000	5.250%, 11/15/39	5/16 at 100.00	Baa1	3,152,220

	Wheatlands Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
4,740	6.000%, 12/01/25	12/15 at 100.00	N/R	4,912,536
8,330	6.125%, 12/01/35	12/15 at 100.00	N/R	8,610,638

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
1,750	6.250%, 12/01/25	12/15 at 100.00	N/R	1,837,010
3,450	6.375%, 12/01/35	12/15 at 100.00	N/R	3,626,847
276,150	Total Colorado			290,184,821
	Connecticut – 0.4%

5,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	6,334,598

1,455	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s Resource Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14	2/07 at 100.00	N/R	1,460,223

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B:
1,195	5.375%, 7/01/17	7/07 at 102.00	BB+	1,214,467
620	5.500%, 7/01/27	7/07 at 102.00	BB+	626,138

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
365	5.500%, 1/01/14 (Alternative Minimum Tax)	1/07 at 100.00	BBB	366,752
10	5.500%, 1/01/15 (Alternative Minimum Tax)	1/15 at 100.00	BBB	10,113
2,170	5.500%, 1/01/20 (Alternative Minimum Tax)	1/07 at 100.00	BBB	2,171,367

4,000	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series 2006A, 5.500%, 9/01/36	9/16 at 100.00	Baa3	4,178,880
15,065	Total Connecticut			16,362,538
	Delaware – 0.0%

1,000	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/30	6/15 at 100.00	BBB+	1,033,440
	District of Columbia – 0.2%

2,615	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	3,131,201
	Florida – 7.9%

7,500	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.500%, 5/01/36	5/14 at 100.00	N/R	7,635,975

4,150	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	4,484,283

3,215	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	3,256,570

2,495	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/37	5/16 at 100.00	N/R	2,549,616

3,000	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006B, 5.200%, 5/01/14	No Opt. Call	N/R	3,053,280

2,800	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36	3/15 at 101.00	N/R	2,921,492

1,455	Bahia Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,465,185

8,425	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35	5/15 at 101.00	N/R	8,509,587

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$20,255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/16 at 100.00	N/R	$20,532,899

4,840	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34	5/13 at 102.00	N/R	5,333,148

1,900	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,931,692

715	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	784,162

4,950	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	5,045,882

2,160	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36	5/15 at 101.00	N/R	2,282,321

8,800	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34	4/16 at 100.00	A	9,169,424

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	BBB–	2,352,000

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33 (Pre-refunded 10/01/12) (7)	10/12 at 102.00	AAA	4,936,560

1,575	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,652,789

3,360	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	3,398,741

1,180	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R	1,244,039

2,840	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,900,208

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,269,155

2,760	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/06 at 101.50	N/R	2,802,863

1,460	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	1,484,353

2,945	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006B, 5.000%, 5/01/11	No Opt. Call	N/R	2,973,920

2,540	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,579,827

13,315	Estates at Cherry Lake Community Development District, Groveland, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.350%, 5/01/37	5/16 at 100.00	N/R	13,388,898

	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A:
5,035	5.000%, 9/01/22 – AMBAC Insured	9/15 at 101.00	AAA	5,425,917
5,550	5.000%, 9/01/24 – AMBAC Insured	9/15 at 101.00	AAA	5,952,930

4,935	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	5,168,475

3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35	11/15 at 100.00	A+	3,635,835

	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B:
1,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	1,100,930
4,000	7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,403,720

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida (continued)

$7,700	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3		$8,162,616

4,195	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/12 at 101.00	N/R		4,370,477

	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004:
620	6.125%, 5/01/24	5/14 at 101.00	N/R		673,742
450	6.250%, 5/01/34	5/14 at 101.00	N/R		483,984

1,970	Islands at Doral Southwest Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2003, 6.375%, 5/01/35	5/13 at 101.00	N/R		2,130,988

2,415	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R		2,555,481

2,935	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R		2,993,876

	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006:
5,000	5.200%, 5/01/15	No Opt. Call	N/R		5,032,750
6,320	5.500%, 5/01/38	5/16 at 100.00	N/R		6,458,345

630	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R		667,189

4,250	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25	7/15 at 100.00	N/R		4,411,458

965	Marsh Harbour Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/36	5/15 at 100.00	N/R		979,745

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/06 at 100.00	BB+		1,003,680

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/06 at 100.00	BB+		311,305

2,925	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R		3,134,576

3,030	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.050%, 5/01/35	5/14 at 101.00	N/R		3,165,986

1,705	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004B, 5.250%, 5/01/11	No Opt. Call	N/R		1,727,267

400	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A, 6.000%, 5/01/24	5/14 at 100.00	N/R		436,376

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R		4,004,424

1,330	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R		1,348,766

3,447	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/07 at 100.00	N/R		3,480,683

2,960	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R		3,135,410

7,230	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 – AMBAC Insured	10/15 at 100.00	AAA		7,764,731

3,750	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R		3,812,550

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17 (ETM)	No Opt. Call	Aa1	(3)	1,204,930

6,200	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R		6,300,874

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

$3,950	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	5/12 at 101.00	N/R	$4,093,859

5,000	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	5,086,900

1,000	Principal One Community Development District, Jacksonville, Florida, Special Assessment Bonds, Series 2005, 5.650%, 5/01/35	5/15 at 101.00	N/R	1,027,740

3,000	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,082,650

2,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	2,791,925

2,000	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36	No Opt. Call	N/R	2,088,120

9,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/36	5/12 at 101.00	N/R	9,831,640

	Shingle Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006:
1,145	6.100%, 5/01/25	5/16 at 100.00	N/R	1,217,959
2,435	6.125%, 5/01/37	5/16 at 100.00	N/R	2,575,987

10,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	10,145,400

2,170	South Kendall Community Development District, Florida, Special Assessment Bonds, Series 2004A, 5.900%, 5/01/35	5/14 at 101.00	N/R	2,292,366

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	1,071,690

	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A:
2,750	5.000%, 1/01/16	No Opt. Call	N/R	2,788,198
1,000	5.250%, 1/01/26	10/16 at 100.00	N/R	1,015,190
6,500	5.375%, 1/01/40	10/16 at 100.00	N/R	6,638,645

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
470	6.000%, 5/01/24	5/14 at 101.00	N/R	506,467
500	6.125%, 5/01/34	5/14 at 101.00	N/R	533,040

1,555	Summerville Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.500%, 5/01/36	5/15 at 100.00	N/R	1,586,193

3,910	Terracina Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/14 at 101.00	N/R	4,115,549

13,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	N/R	13,225,940

2,185	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.250%, 5/01/37	5/16 at 100.00	N/R	2,199,618

1,635	Valencia Acres Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/35	5/15 at 101.00	N/R	1,717,191

1,900	Verandah East Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/16 at 100.00	N/R	1,926,068

2,000	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,002,220

8,840	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37	5/15 at 100.00	N/R	9,055,873

7,680	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.500%, 5/01/37	5/15 at 100.00	N/R	7,855,181

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Florida (continued)

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
$1,600	6.000%, 5/01/23	5/13 at 101.00	N/R	$1,705,424
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,982,538

6,850	Winter Garden Village at Fowler Groves Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.650%, 5/01/37	5/16 at 100.00	N/R	7,091,805
326,667	Total Florida			339,630,261
	Georgia – 1.5%

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,650	7.750%, 12/01/14	12/11 at 101.00	N/R	1,831,286
1,400	7.900%, 12/01/24	12/11 at 101.00	N/R	1,559,026

2,000	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	2,072,660

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,250	5.400%, 1/01/20	7/15 at 100.00	N/R	1,293,175
2,000	5.600%, 1/01/30	7/15 at 100.00	N/R	2,074,440

1,240	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	1,267,206

2,820	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa3	2,899,665

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
250	5.350%, 12/01/14	12/08 at 102.00	BB+	250,370
595	5.400%, 12/01/15	12/08 at 102.00	BB+	595,922
850	5.250%, 12/01/22	12/08 at 102.00	BB+	818,771
95	5.375%, 12/01/28	12/08 at 102.00	BB+	90,972

3,725	Brunswick and Glynn County Development Authority, Georgia, Revenue Refunding Bonds, Georgia Pacific Corporation, Series 1998, 5.550%, 3/01/26 (Alternative Minimum Tax)	3/08 at 102.00	B2	3,740,422

3,310	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BBB+	3,397,053

4,370	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General Motors Corporation Projects, Series 2002, 6.000%, 3/15/21	12/12 at 101.00	B–	4,446,038

10,490	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (7)	7/08 at 102.00	B1	10,695,080

3,455	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31	6/11 at 101.00	B2	3,668,277

8,060	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	8,251,506

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	935,694

1,465	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,650,982

	Georgia Housing Finance Authority, Single Family Mortgage Bonds, Series 2006B:
1,250	5.000%, 12/01/26 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,281,600
8,800	5.050%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	9,067,872

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds, International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)	11/13 at 100.00	BBB	1,056,220
60,975	Total Georgia			62,944,237
	Idaho – 0.3%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
1,000	5.250%, 9/01/26	9/16 at 100.00	BBB–	1,055,100
1,000	5.250%, 9/01/30	9/16 at 100.00	BBB–	1,051,290
8,550	5.250%, 9/01/37	9/16 at 100.00	BBB–	8,928,680

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Idaho (continued)

$3,605	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BBB–	$3,846,968
14,155	Total Idaho			14,882,038
	Illinois – 5.8%

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 0.000%, 1/01/24	1/15 at 102.00	N/R	7,676,280

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 0.000%, 3/01/27	3/15 at 102.00	N/R	4,051,840

4,088	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	4,166,103

950	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	986,186

8,250	Caseyville, Illinois, Tax Increment Revenue Bonds, Forest Lakes Project, Series 2004, 7.000%, 12/30/22	12/14 at 100.00	N/R	8,718,353

4,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	7/11 at 100.00	N/R	4,290,960

1,380	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,448,462

	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2006:
1,500	5.850%, 5/01/26	5/14 at 102.00	N/R	1,539,450
2,400	6.000%, 5/01/41	5/14 at 102.00	N/R	2,461,992

4,095	Gilberts, Illinois, Special Tax Bonds, Special Service Area 9, Big Timber Project, Series 2005, 4.750%, 3/01/30 – AGC Insured	3/15 at 100.00	AAA	4,180,954

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	Ba1	889,848

1,000	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation, Series 2002A, 6.125%, 12/01/22	12/12 at 100.00	BBB	1,065,610

1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34	5/12 at 101.00	Aaa	1,012,570

2,020	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,277,853

9,170	Illinois Finance Authority, General Revenue Bonds, Northwestern University, Series 2006, Residuals Series 1489, 7.406%, 12/01/42 (IF)	12/15 at 100.00	AAA	10,572,735

10,000	Illinois Finance Authority, Guaranteed Solid Waste Revenue Bonds, Waste Management Inc. Project, Series 2005, 5.050%, 8/01/29 (Alternative Minimum Tax)	8/15 at 101.00	BBB	10,190,500

5,640	Illinois Finance Authority, Multifamily Housing Revenue Bonds. Plum Creek of Rolling Meadows Project, Series 2006, 6.500%, 12/01/37	12/16 at 103.00	N/R	5,736,613

5,000	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	N/R	5,117,500

	Illinois Finance Authority, Revenue Bonds, Kewanee Hospital, Series 2006:
6,540	5.000%, 8/15/26	8/16 at 100.00	N/R	6,615,799
7,850	5.100%, 8/15/31	8/16 at 100.00	N/R	8,034,711

20,445	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46 (WI/DD, Settling 11/02/06)	10/16 at 100.00	N/R	20,443,364

9,045	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	9,311,013

10,750	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	11,363,933

100	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.350%, 5/15/15	5/10 at 101.00	Baa2	107,719

5,180	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.500%, 5/15/32	5/12 at 100.00	Baa2	5,409,422

	Illinois Health Facilities Authority, Revenue Bonds, Holy Cross Hospital, Series 1994:
2,995	6.700%, 3/01/14	3/07 at 100.00	B2	2,995,689
5,750	6.750%, 3/01/24	3/07 at 100.00	B2	5,750,058

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Illinois (continued)

	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998:
$85	5.375%, 11/15/08	No Opt. Call	BB+		$85,617
1,750	5.500%, 11/15/19	11/08 at 102.00	N/R		1,767,220

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R		2,827,682

3,030	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27 (Pre-refunded 8/15/07)	8/07 at 101.00		N/R (3)	3,107,810

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)	11/09 at 100.00	A3		309,660

18,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R		19,361,340

4,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	A		4,286,600

9,225	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36	1/07 at 100.00	N/R		9,233,518

3,477	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R		3,722,163

2,925	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Unit 2 Project, Series 2004, 6.375%, 3/01/34	3/14 at 103.00	N/R		3,097,575

	North Chicago, Illinois, General Obligation Bonds, Series 2005A:
2,355	5.000%, 11/01/20 – FGIC Insured	11/15 at 100.00	AAA		2,536,147
1,060	5.000%, 11/01/22 – FGIC Insured	11/15 at 100.00	AAA		1,135,737

5,840	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R		5,991,139

6,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R		6,131,520

2,060	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R		2,150,990

3,315	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R		3,410,638

—	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax) (5)	No Opt. Call	N/R		199

3,570	Round Lake Village, Lake County, Illinois, Lakewood Grove Special Service Area 3 Special Tax Bonds, Series 2003, 6.750%, 3/01/33	3/13 at 102.00	N/R		3,845,283

2,100	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 1, Series 2003, 6.700%, 3/01/33	3/13 at 102.00	N/R		2,256,387

4,500	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R		4,582,935

2,676	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R		2,764,709

6,335	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/13 at 102.00	N/R		6,488,244

3,180	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R		3,432,587

4,000	Yorkville, Illinois, Special Service Area 2004-104 Assessment Bonds, MPI Grande Reserve Project, Series 2004, 6.375%, 3/01/34	3/14 at 102.00	N/R		4,266,000

3,840	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R		3,910,771
238,011	Total Illinois				247,117,988

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Indiana – 1.7%

$2,865	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	7/12 at 103.00	N/R		$3,122,850

2,420	East Chicago, Indiana, Exempt Facilities Revenue Bonds, Inland Steel Company Project 14, Series 1996, 6.700%, 11/01/12 (Alternative Minimum Tax)	No Opt. Call	N/R		2,568,225

1,500	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3		1,626,075

5,325	Fort Wayne, Indiana, Pollution Control Revenue Bonds, General Motors Corporation Project, Series 2002, 6.200%, 10/15/25	12/12 at 101.00	B–		5,442,949

	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
7,955	5.000%, 8/01/24	8/16 at 100.00	Baa2		8,205,344
6,865	5.125%, 8/01/29	8/16 at 100.00	Baa2		7,142,415
16,905	5.250%, 8/01/36	8/16 at 100.00	Baa2		17,684,828

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB–		2,159,960

950	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Jackson County, Schneck Memorial Hospital, Series 2006A, 5.250%, 2/15/36	2/16 at 100.00	A–		1,010,591

735	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax) (7)	12/07 at 102.00	B2		740,637

970	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax) (7)	4/09 at 102.00	B2		980,709

135	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax) (7)	4/10 at 101.00	B2		141,893

1,750	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa2		1,901,410

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa1		936,752

	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1995A:
15	6.625%, 12/01/24 (Pre-refunded 12/01/06)	12/06 at 100.00	Baa1	(3)	15,036
750	6.625%, 12/01/24 (Pre-refunded 12/01/06) – ACA Insured	12/06 at 100.00	A	(3)	751,845

1,550	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	BBB+		1,574,924

3,810	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35	3/15 at 102.00	N/R		3,928,834

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23	2/15 at 100.00	BBB		3,163,478
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB		2,580,600

2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R		2,318,996

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
230	5.550%, 5/15/19	5/11 at 100.00	N/R		233,574
250	6.000%, 5/15/26	5/16 at 100.00	N/R		265,270
265	5.700%, 5/15/28	5/11 at 100.00	N/R		269,274
270	6.000%, 5/15/38	5/16 at 100.00	N/R		284,002

5,240	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R		5,675,392
71,365	Total Indiana				74,725,863

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Iowa – 0.9%

$4,900	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BBB–	$5,176,066

6,475	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A,, 4.600%, 7/01/41	7/16 at 100.00	AA–	6,496,173

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
805	5.500%, 6/01/42	6/15 at 100.00	BBB	848,567
10,000	5.625%, 6/01/46	6/15 at 100.00	BBB	10,628,600

4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 0.000%, 6/01/34	6/17 at 100.00	BBB	4,533,885

	Palo Alto County, Iowa, Critical Access Hospital Revenue Bonds, Palo Alto County Hospital Project, Series 2006:
420	5.125%, 8/01/29 (WI/DD, Settling 11/08/06)	8/16 at 100.00	N/R	419,912
5,760	5.125%, 8/01/36 (WI/DD, Settling 11/08/06)	8/16 at 100.00	N/R	5,710,867

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	N/R	2,330,775

	Washington County Hospital, Iowa, Revenue Bonds, Washington County Hospital Project, Series 2006:
1,525	5.375%, 7/01/26	7/16 at 100.00	N/R	1,580,739
1,275	5.500%, 7/01/32	7/16 at 100.00	N/R	1,330,756
37,910	Total Iowa			39,056,340
	Kansas – 0.9%

	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A:
1,000	5.050%, 9/01/26	9/14 at 100.00	N/R	1,011,150
1,500	5.150%, 9/01/31	9/14 at 100.00	N/R	1,522,005

1,200	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006B, 5.000%, 9/01/22	9/14 at 100.00	N/R	1,233,180

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	2,108,500

3,200	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	3,507,776

2,500	Wyandotte County-Kansas City Unified Government, Kansas, Multifamily Housing Revenue Bond, Crestwood Apartments Project, Series 2006, 6.950%, 6/01/37 (Alternative Minimum Tax)	6/11 at 102.00	N/R	2,529,325

13,875	Wyandotte County-Kansas City Unified Government, Kansas, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 6.000%, 6/01/25	3/12 at 101.00	B–	14,077,714

	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005:
4,000	4.750%, 12/01/16	12/15 at 100.00	N/R	4,147,760
10,000	5.000%, 12/01/20	12/15 at 100.00	N/R	10,464,000
39,275	Total Kansas			40,601,410
	Kentucky – 0.3%

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.800%, 10/01/12	4/08 at 102.00	BB–	509,880
1,000	5.850%, 10/01/17	4/08 at 102.00	BB–	1,018,810
6,390	5.875%, 10/01/22	4/08 at 102.00	BB–	6,496,138

2,640	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	N/R	2,725,140

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,259,708
12,720	Total Kentucky			13,009,676

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Louisiana – 2.5%

$2,280	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	11/06 at 100.00	N/R	$2,290,739

14,885	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005A, 5.900%, 5/01/17	11/06 at 100.00	N/R	14,888,721

1,595	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2005B, 5.900%, 5/01/17	11/06 at 100.00	N/R	1,598,381

1,100	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,132,516

2,500	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2005A, 4.750%, 3/01/19 (Alternative Minimum Tax)	3/15 at 100.00	BBB	2,502,400

760	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	B2	764,431

10,780	Greystone Community Development District, Louisiana, Special Assessment Bonds, Livingston Parish, Series 2005, 5.950%, 9/01/20	9/20 at 100.00	N/R	10,834,116

16,250	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	CCC+	20,301,450

2,500	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14	No Opt. Call	N/R	2,520,425

11,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	11,543,747

2,265	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006B, 8.500%, 9/01/17	9/16 at 100.00	N/R	2,277,276

9,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,959,446

3,470	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.000%, 8/15/33	8/15 at 100.00	A+	3,600,958

3,400	Morehouse Parish, Louisiana, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 2001A, 5.250%, 11/15/13	No Opt. Call	BBB	3,625,148

3,000	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (WI/DD, Settling 11/02/06)	10/11 at 100.00	N/R	3,012,420

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	916,863
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	832,112

5,445	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	4/07 at 100.00	N/R	5,454,910

8,440	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	8,989,360

145	West Feliciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1985C, 7.000%, 11/01/15	11/06 at 100.00	BBB–	146,746

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21	10/11 at 100.00	N/R	2,300,832
104,020	Total Louisiana			109,492,997
	Maine – 0.2%

1,565	Bucksport, Maine, Solid Waste Revenue Bonds, International Paper Company, Series 2004A, 4.000%, 3/01/14	No Opt. Call	BBB	1,537,112

6,480	Jay, Maine, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2004A, 4.900%, 11/01/17 (Alternative Minimum Tax)	11/14 at 100.00	BBB	6,619,774

145	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Great Northern Paper, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	4/07 at 100.00	Ba3	146,205
8,190	Total Maine			8,303,091

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Maryland – 1.9%

$10	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993, 5.350%, 4/01/08	No Opt. Call	B–		$9,963

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R		522,555

4,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba1		4,243,120

26,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R		26,091,000

3,370	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/07 at 100.00	N/R		3,396,488

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 2001A:
25	6.750%, 4/01/20 (Pre-refunded 4/01/09)	4/09 at 100.00	N/R	(3)	26,515
800	6.750%, 4/01/23 (Pre-refunded 4/01/11)	4/11 at 101.00	N/R	(3)	898,224

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/37	7/16 at 100.00	N/R		1,049,770

1,925	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2006, 5.000%, 6/01/35	6/16 at 100.00	Baa1		1,988,429

	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A:
420	5.500%, 5/01/20	5/15 at 100.00	N/R		444,679
1,400	6.000%, 5/01/35	5/15 at 100.00	N/R		1,506,526

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
2,170	5.200%, 7/01/07	7/07 at 100.00	B3		2,142,832
2,250	5.300%, 7/01/08	7/08 at 100.00	B3		2,185,718
5,450	5.375%, 7/01/14	1/07 at 100.00	B3		5,012,747
18,095	5.300%, 7/01/24	1/07 at 100.00	B3		15,442,454

	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005:
1,900	4.700%, 7/01/15	No Opt. Call	N/R		1,939,919
13,460	5.200%, 7/01/34	7/15 at 100.00	N/R		13,772,945

1,800	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	7/13 at 100.00	N/R		1,832,778
84,575	Total Maryland				82,506,662
	Massachusetts – 1.6%

12,695	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	Ba3		13,162,811

4,215	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R		4,262,039

1,055	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,170,786

3,235	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		3,278,899

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1998B:
870	5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB		897,788
1,000	5.500%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,039,470

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB		1,077,510

4,150	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Series 2006, 5.000%, 2/01/36 (Alternative Minimum Tax)	8/16 at 100.00	BBB		4,287,199

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Massachusetts (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A:
$270	5.700%, 7/01/15	1/09 at 101.00	BBB	$281,696
1,480	5.625%, 7/01/20	1/09 at 101.00	BBB	1,539,644
200	5.750%, 7/01/28	1/09 at 101.00	BBB	208,996

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B:
180	6.500%, 7/01/12	No Opt. Call	BBB	200,576
430	6.250%, 7/01/22	7/12 at 101.00	BBB	468,218

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D:
7,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	7,260,960
5,365	5.375%, 7/01/35	7/15 at 100.00	BBB–	5,612,219

870	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB–	923,270

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004B:
2,425	6.250%, 7/01/24	7/14 at 100.00	BB–	2,586,457
5,650	6.375%, 7/01/34	7/14 at 100.00	BB–	5,995,950

14,915	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	15,234,927

95	Massachusetts Industrial Finance Agency, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	4/09 at 100.00	B–	94,815
67,100	Total Massachusetts			69,584,230
	Michigan – 4.8%

560	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999, 7.000%, 11/15/21	11/09 at 101.00	N/R	601,636

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB–	1,066,265

1,500	Chippewa County Hospital Finance Authority, Michigan, Revenue Bonds, Chippewa County War Memorial Hospital, Series 1997B, 5.625%, 11/01/14	11/07 at 102.00	BBB–	1,508,205

1,260	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,289,711

905	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	948,920

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,200	5.650%, 11/01/25	11/15 at 100.00	BB	1,206,300
500	5.750%, 11/01/30	11/15 at 100.00	BB	504,365
2,425	5.750%, 11/01/35	11/15 at 100.00	BB	2,429,220

6,460	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB–	6,268,655

9,665	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB	10,380,983

100	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	102,165

	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004:
1,000	6.200%, 1/01/25	1/15 at 100.00	N/R	1,041,730
1,500	6.500%, 1/01/37	1/15 at 100.00	N/R	1,564,215

3,500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 6.250%, 7/01/40	7/15 at 100.00	BBB	3,925,950

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Michigan (continued)

$7,420	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA		$7,685,413

665	Michigan Job Development Authority, Pollution Control Revenue Bonds, General Motors Corporation, Series 1984, 5.550%, 4/01/09	4/07 at 100.00	B–		662,872

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
1,500	7.500%, 10/01/12	10/09 at 102.00	Ba1		1,556,100
2,900	7.900%, 10/01/21	10/09 at 102.00	Ba1		3,095,228
10,550	8.000%, 10/01/31	10/09 at 102.00	Ba1		11,238,388

	Michigan Municipal Bond Authority, Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
1,000	7.250%, 10/01/11	10/09 at 102.00	Ba1		1,047,970
750	7.625%, 10/01/21	10/09 at 102.00	Ba1		818,798

1,150	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Black River Public School Academy, Series 2006, 5.800%, 9/01/30	9/12 at 102.00	N/R		1,182,430

	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, Michigan Technical Academy, Series 2006:
1,040	6.000%, 2/01/16	No Opt. Call	BB		1,048,330
1,055	6.375%, 2/01/26	2/16 at 100.00	BB		1,059,252
2,855	6.500%, 2/01/36	2/16 at 100.00	BB		2,855,600

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
480	5.125%, 8/15/18	8/08 at 101.00	BB–		486,480
2,160	5.250%, 8/15/23	8/08 at 101.00	BB–		2,190,283
4,515	5.250%, 8/15/28	8/08 at 101.00	BB–		4,570,038

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1997:
285	6.375%, 1/01/15 (Pre-refunded 1/01/07)	1/07 at 102.00	N/R	(3)	291,943
535	6.375%, 1/01/25 (Pre-refunded 1/01/07)	1/07 at 102.00	N/R	(3)	548,033

18,245	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	2/07 at 100.00	BB–		18,066,017

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
790	6.625%, 1/01/16	1/07 at 101.00	Ba3		802,411
505	6.700%, 1/01/26	1/08 at 100.00	Ba3		512,934

	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005:
240	5.000%, 5/15/25	5/15 at 100.00	BBB		248,081
105	5.000%, 5/15/30	5/15 at 100.00	BBB		107,936
5,090	5.000%, 5/15/37	5/15 at 100.00	BBB		5,210,328

10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R		10,365,215

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	N/R		2,341,778
11,200	5.500%, 11/15/35	5/15 at 100.00	N/R		11,796,624

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
150	6.375%, 8/15/09	2/07 at 100.00	BB–		150,117
2,360	6.250%, 8/15/13	2/07 at 100.00	BB–		2,361,345
8,320	6.500%, 8/15/18	2/07 at 100.00	BB–		8,325,741

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Pontiac Osteopathic Hospital, Series 1994A:
1,750	6.000%, 2/01/14	2/07 at 100.00	BBB–		1,750,438
2,900	6.000%, 2/01/24	2/07 at 100.00	BBB–		2,901,189

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Michigan (continued)

$190	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	4/07 at 100.00	Ba3	$190,486

9,425	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	3/07 at 100.50	B–	9,470,052

19,305	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)	7/07 at 101.00	BB–	19,774,884

2,225	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000B, 6.750%, 7/23/09	7/07 at 101.00	BB–	2,279,157

3,300	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.500%, 6/01/35	6/16 at 100.00	BBB–	3,499,320

2,710	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30	6/10 at 102.00	N/R	2,876,855

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:
5	6.000%, 8/01/07	2/07 at 100.00	BB–	5,002
7,940	6.000%, 8/01/13	2/07 at 100.00	BB–	7,943,176
4,990	6.000%, 8/01/18	2/07 at 100.00	BB–	4,935,659
4,290	6.000%, 8/01/23	2/07 at 100.00	BB–	4,144,612

	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005:
450	4.750%, 11/01/11	No Opt. Call	BB+	448,317
1,070	5.000%, 11/01/15	No Opt. Call	BB+	1,075,778
1,705	5.250%, 11/01/20	11/15 at 100.00	BB+	1,718,998
4,295	5.350%, 11/01/25	11/15 at 100.00	BB+	4,317,849
2,185	5.500%, 11/01/30	11/15 at 100.00	BB+	2,207,396
5,150	5.500%, 11/01/35	11/15 at 100.00	BB+	5,184,505
203,900	Total Michigan			208,187,678
	Minnesota – 1.5%

	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006:
830	5.500%, 2/01/18	2/16 at 100.00	N/R	857,880
905	5.500%, 2/01/19	2/16 at 100.00	N/R	934,521
1,430	5.500%, 2/01/24	2/16 at 100.00	N/R	1,467,395
3,740	5.600%, 2/01/32	2/16 at 100.00	N/R	3,846,478

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, St. Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,494,335

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005:
1,000	5.000%, 4/01/25	4/13 at 101.00	BBB	1,036,090
1,100	5.000%, 4/01/31	4/12 at 101.00	BBB	1,132,703

	Inver Grove Heights, Minnesota, Revenue Bonds, Presbyterian Homes Care Centers, Series 2006:
965	5.375%, 10/01/26	10/13 at 101.00	N/R	973,000
525	5.500%, 10/01/33	10/13 at 101.00	N/R	530,135
1,000	5.500%, 10/01/41	10/13 at 101.00	N/R	1,007,280

	Madelia, Minnesota, Revenue Bonds, Madelia Community Hospital Inc., Series 2006:
615	5.250%, 10/01/31	10/11 at 101.00	N/R	620,726
800	5.300%, 10/01/36	10/11 at 101.00	N/R	809,720

	Marshall, Minnesota, Revenue Bonds, Avera Marshall Regional Medical Center, Series 2006:
1,000	4.750%, 11/01/20	11/15 at 100.00	BBB+	1,020,560
3,835	4.750%, 11/01/28	11/15 at 100.00	BBB+	3,915,267

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006:
600	5.200%, 2/01/22	2/14 at 100.00	N/R	603,948
50	5.350%, 2/01/30	2/14 at 100.00	N/R	50,369

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Minnesota (continued)

	Northfield Hospital, Minnesota, Revenue Bonds, Series 2006:
$1,000	5.250%, 11/01/21	11/16 at 100.00	BBB–		$1,063,590
3,000	5.375%, 11/01/26	11/16 at 100.00	BBB–		3,214,020
1,500	5.375%, 11/01/31	11/16 at 100.00	BBB–		1,599,165

1,000	Pine City, Minnesota, Health Care and Housing Revenue Bonds, North Branch Senior Living LLC GNMA Collateralized Mortgage Loan, Series 2006A, 5.000%, 10/20/47	4/14 at 100.00	Aaa		1,039,570

	Pine City, Minnesota, Lease Revenue Bonds, Lakes International Language Academy, Series 2006A:
500	6.000%, 5/01/26	5/14 at 102.00	N/R		508,140
400	6.250%, 5/01/35	5/14 at 102.00	N/R		406,728

	Prior Lake Economic Development Authority, Minnesota, Senior Housing Revenue Bonds, Shepherds Path Project, Series 2006B:
3,000	5.700%, 8/01/36	8/16 at 100.00	N/R		3,069,540
2,000	5.750%, 8/01/41	8/16 at 100.00	N/R		2,023,300

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R		1,430,748

2,115	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	No Opt. Call	N/R		2,231,494

100	Sartell, Minnesota, Environmental Improvement Revenue Bonds, International Paprt Company Project, Series 2003A, 5.200%, 6/01/27	6/13 at 100.00	BBB		103,262

	Sherburne County, Minnesota, Health Care Facilities Revenue Bonds, Guardian Angels Health Services, Series 2006:
500	5.450%, 10/01/31	10/13 at 101.00	N/R		508,555
500	5.550%, 10/01/36	10/13 at 101.00	N/R		507,745

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R		1,684,992

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R		515,875
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R		2,188,094

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	N/R		403,100
1,000	6.000%, 9/01/36	9/14 at 102.00	N/R		1,011,370

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R		1,183,886

2,045	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R		2,118,640

10,500	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/35	11/15 at 100.00	Baa3		11,672,850

1,400	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A, 5.875%, 5/01/30	5/15 at 100.00	BB		1,439,578

1,700	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R		1,751,289
60,950	Total Minnesota				63,975,938
	Mississippi – 0.1%

300	Biloxi Housing Authority, Mississippi, Multifamily Housing Revenue Bonds, Beauvoir Manor Apartments, Series 2001B-1, 6.250%, 9/01/31 (Alternative Minimum Tax)	9/11 at 102.00	A3		318,696

1,458	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R		1,512,454

1,000	Perry County, Mississippi, Pollution Control Revenue Refunding Bonds, Leaf River Forest Project, Series 1999, 5.200%, 10/01/12 (ETM)	3/12 at 100.00	B2	(3)	1,073,700
2,758	Total Mississippi				2,904,850

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Missouri – 1.4%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
$250	5.500%, 3/01/20	3/16 at 100.00	N/R	$254,453
600	5.625%, 3/01/25	3/16 at 100.00	N/R	609,966

	Broadway-Fairview Transportation Development District, Missouri, Transportation Sales Tax Revenue, Columbia, Series 2006A:
675	5.875%, 12/01/31	12/16 at 100.00	N/R	693,569
475	6.125%, 12/01/36	12/16 at 100.00	N/R	487,179

	Carthage, Missouri, Hospital Revenue Bonds, McCune-Brooks Hospital, Series 2005:
9,040	5.750%, 4/01/22	4/16 at 100.00	N/R	9,177,318
4,165	5.875%, 4/01/30	4/16 at 100.00	N/R	4,247,717

200	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.125%, 8/01/26	8/14 at 100.00	N/R	203,826

	Grindstone Plaza Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A:
270	5.250%, 10/01/21	10/16 at 100.00	N/R	273,424
375	5.400%, 10/01/26	10/16 at 100.00	N/R	380,591
1,160	5.500%, 10/01/31	10/16 at 100.00	N/R	1,178,108
1,750	5.550%, 10/01/36	10/16 at 100.00	N/R	1,774,028

3,350	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/19	3/16 at 100.00	BBB+	3,514,854

2,355	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)	2/14 at 102.00	N/R	2,453,627

	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
2,585	5.150%, 6/01/16	6/14 at 102.00	N/R	2,655,131
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	3,075,420

10,760	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	11,050,412

4,215	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	4,456,941

1,400	Saint Louis Industrial Development Authority, Missouri, Tax Increment Bonds, Southtown Redevelopment Project, Series 2006, 5.125%, 5/01/26 (WI/DD, Settling 11/09/06)	5/13 at 100.00	N/R	1,404,606

1,770	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28 (WI/DD, Settling 11/01/06)	No Opt. Call	N/R	1,770,443

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26	No Opt. Call	N/R	2,382,767

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	504,020
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	1,013,620

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,016,240

675	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	683,917

	University Place Transportation Development District, St. Louis County, Missouri, Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2006:
1,000	5.000%, 3/01/26	3/15 at 100.00	N/R	1,014,220
2,500	5.000%, 3/01/32	3/15 at 100.00	N/R	2,530,600
57,275	Total Missouri			58,806,997
	Montana – 1.0%

9,810	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B2	10,232,615

33,040	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series 1993, 7.000%, 12/31/19 (Alternative Minimum Tax)	No Opt. Call	N/R	33,197,270
42,850	Total Montana			43,429,885

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Nevada – 2.3%

$7,785	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	1/07 at 100.00	B–	$7,784,455

5,660	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	1/07 at 100.00	B–	5,673,471

15,005	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	11/06 at 100.00	B	15,011,602

4,500	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2004B, 5.000%, 12/01/33 – FGIC Insured (Alternative Minimum Tax)	12/14 at 100.00	AAA	4,678,740

4,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 2005A, 4.850%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/15 at 100.00	AAA	4,087,000

7,115	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/07 at 100.00	B	7,115,213

1,300	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	2/07 at 103.00	N/R	1,343,992

645	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D, 5.450%, 10/01/23	1/07 at 100.00	B	644,329

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier, Series 2000:
1,000	7.250%, 1/01/23	1/10 at 102.00	N/R	1,039,440
22,950	7.375%, 1/01/40	1/10 at 102.00	N/R	23,928,588

15,960	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004A, 7.000%, 11/15/34	11/14 at 100.00	N/R	16,279,040

5,515	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Ventanas Retirement Community, Series 2004B, 6.750%, 11/15/23	11/14 at 100.00	N/R	5,626,293

1,650	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,676,318

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	A	1,117,920

3,200	Las Vegas, Nevada, Local Improvement Bonds, District 607, Series 2004, 6.250%, 6/01/24	12/16 at 100.00	N/R	3,299,488
97,285	Total Nevada			99,305,889
	New Hampshire – 0.4%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
4,200	5.000%, 7/01/32	7/16 at 100.00	BBB+	4,354,560
4,180	5.000%, 7/01/36	7/16 at 100.00	BBB+	4,307,406

1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%, 10/01/31	10/11 at 101.00	A+	1,605,165

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	Baa3	208,228

540	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08	No Opt. Call	BB+	544,325

1,000	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998B, 5.800%, 5/01/18	5/08 at 102.00	BB+	1,036,620

4,000	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (WI/DD, Settling 11/08/06) (Alternative Minimum Tax)	1/16 at 100.00	Aa2	4,253,800
15,620	Total New Hampshire			16,310,104
	New Jersey – 3.0%

10,000	Bayonne Medical Center Inc., Revenue Bonds, Bond Anticipation Notes, Series 2006, 8.050%, 9/11/07	9/07 at 100.00	N/R	10,008,900

2,750	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BBB–	2,863,328

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New Jersey (continued)

$1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.750%, 2/15/34	8/14 at 100.00	BBB	$1,082,860

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	11/08 at 101.00	N/R	1,016,730

50	New Jersey Economic Development Authority, General Motors Corporation, Series 1984, 5.350%, 4/01/09	No Opt. Call	B–	49,738

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/08 at 100.00	Ba3	2,232,257

375	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax)	11/06 at 100.00	CCC+	375,551

3,290	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/08 at 102.00	BB+	3,214,429

5,910	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K, 5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AAA	6,563,232

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
215	6.625%, 9/15/12 (Alternative Minimum Tax)	No Opt. Call	B	230,654
9,565	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	9,911,540
12,310	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	12,798,092
28,845	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	29,835,537

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000:
1,500	7.200%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	1,610,550
2,305	7.000%, 11/15/30 (Alternative Minimum Tax)	11/10 at 101.00	B	2,458,329

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	2,488,860

1,880	New Jersey Economic Development Authority, Waste Paper Recycling Revenue Bonds, Marcal Paper Mills Inc. Project, Series 1990, 8.500%, 2/01/10 (Alternative Minimum Tax)	No Opt. Call	N/R	1,934,934

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/30	7/15 at 100.00	Baa3	1,064,770

10,910	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Holy Name Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	BBB	11,272,648

8,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006, 5.000%, 7/01/46 (WI/DD, Settling 11/08/06)	7/16 at 100.00	Baa1	8,274,720

45	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	52,898

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
1,000	6.750%, 10/01/11 (Alternative Minimum Tax)	10/08 at 100.00	N/R	1,019,380

4,490	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42	6/12 at 100.00	BBB	4,875,332

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,600	6.375%, 6/01/32	6/13 at 100.00	BBB	1,781,264
5,220	6.750%, 6/01/39	6/13 at 100.00	BBB	5,957,534
3,410	7.000%, 6/01/41	6/13 at 100.00	BBB	3,948,746
1,255	6.250%, 6/01/43	6/13 at 100.00	BBB	1,388,294
122,080	Total New Jersey			128,311,107
	New Mexico – 0.5%

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,570,919
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,566,914

12,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003A, 4.875%, 4/01/33	4/16 at 101.00	BBB	12,838,875

1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico – San Juan Project, Series 2003B, 4.875%, 4/01/33	4/16 at 101.00	BBB	1,027,110

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New Mexico (continued)

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
$1,095	5.500%, 9/01/16	No Opt. Call	N/R	$1,134,026
500	5.750%, 9/01/21	9/16 at 100.00	N/R	521,510
3,500	6.000%, 9/01/32	9/16 at 100.00	N/R	3,651,515
21,590	Total New Mexico			22,310,869
	New York – 4.9%

500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	519,025

	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001:
1,000	5.500%, 7/01/11	No Opt. Call	Ba2	1,057,330
1,785	5.750%, 7/01/12	7/11 at 101.00	Ba2	1,918,090
1,550	5.750%, 7/01/13	7/11 at 101.00	Ba2	1,660,453
2,205	5.750%, 7/01/15	7/11 at 101.00	Ba2	2,353,441
1,000	5.750%, 7/01/16	7/11 at 101.00	Ba2	1,066,450
3,180	5.375%, 7/01/20	7/11 at 101.00	Ba2	3,344,215
17,410	5.500%, 7/01/30	7/11 at 101.00	Ba2	18,279,978

500	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 – RAAI Insured	7/09 at 101.00	AA	533,775

7,665	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 5.500%, 7/01/26	7/08 at 100.00	Ba1	7,840,069

	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series 2000C:
4,000	5.000%, 7/01/13	7/08 at 100.00	Ba1	4,049,160
2,625	5.500%, 7/01/26	7/08 at 100.00	Ba1	2,684,955

3,050	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996, 6.250%, 7/01/13	1/07 at 102.00	B3	3,043,778

4,020	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.150%, 8/01/16	No Opt. Call	N/R	4,077,245

62,000	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds, 3rd Subordinate Series 2005D, 0.000%, 6/01/55	6/15 at 7.17	N/R	2,463,880

5,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	Aa3	5,822,950

22,400	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	B	27,108,256

1,290	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001A, 6.375%, 7/01/31	7/12 at 100.00	B2	1,320,263

1,305	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	B2	1,335,615

1,070	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	B2	1,127,962

	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005A:
24,110	6.250%, 3/01/15	3/09 at 103.00	N/R	25,729,469
23,390	6.500%, 3/01/35	3/09 at 103.00	N/R	25,035,019

9,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, 7 World Trade Center, Series 2005B, 6.750%, 3/01/15	3/09 at 103.00	N/R	9,713,700

6,500	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB–	6,690,840

2,305	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	1/07 at 100.00	CCC+	2,317,747

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005O, 5.000%, 6/01/24	6/15 at 100.00	AA–	5,283,750

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New York (continued)

$3,500	New York Liberty Development Corporation, Revenue Bonds, National Sports Museum, 2006A, 6.125%, 2/15/19	2/16 at 100.00	N/R	$3,626,210

1,250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	1,310,475

2,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory put 11/15/14) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	2,631,700

1,850	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa3	1,955,746

1,070	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa3	1,119,316

	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996:
2,925	6.750%, 10/01/19 (Alternative Minimum Tax)	4/07 at 102.00	N/R	2,977,504

100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	99,621

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,500	5.000%, 6/01/26	6/16 at 100.00	BBB	2,565,000
13,960	5.000%, 6/01/34	6/16 at 100.00	BBB	14,306,627
5,680	5.125%, 6/01/42	6/16 at 100.00	BBB	5,866,531

5,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2005, 5.125%, 6/01/45	6/15 at 100.00	BBB	5,150,250

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998A, 6.150%, 3/01/15	3/08 at 102.00	N/R	1,005,200

	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. Joseph’s Hospital – Yonkers Project, Series 1998C:
1,500	6.150%, 3/01/15	3/08 at 102.00	N/R	1,507,800
1,600	6.200%, 3/01/20	3/08 at 102.00	N/R	1,608,736
258,295	Total New York			212,108,131
	North Carolina – 1.4%

25,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45	1/15 at 100.00	AA	26,053,750

6,845	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35 (Alternative Minimum Tax)	8/15 at 100.00	N/R	7,271,923

5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	5,680,125

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	2,429,700

5,350	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	5,489,849

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
3,800	5.400%, 10/01/27	10/16 at 100.00	N/R	3,932,582
5,360	5.500%, 10/01/31	10/16 at 100.00	N/R	5,571,559
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,730,501

	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Series 2005C:
750	5.250%, 10/01/24	10/15 at 100.00	N/R	771,968
1,600	5.500%, 10/01/32	10/15 at 100.00	N/R	1,657,728
57,860	Total North Carolina			60,589,685

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	North Dakota – 0.2%

$1,250	Burleigh County Industrial Development Authority, North Dakota, The Missouri Slope Lutheran Care Center, Series 2006, 5.375%, 11/01/28 (WI/DD, Settling 11/30/06)	11/15 at 100.00	N/R	$1,259,750

	Fort Yates Public School District 4 Building Authority, North Dakota, Lease Revenue Bonds, Series 2005:
1,705	5.000%, 7/15/20 – ACA Insured	7/15 at 100.00	A	1,807,965
2,410	5.000%, 7/15/24 – ACA Insured	7/15 at 100.00	A	2,519,703

430	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/08 at 100.00	N/R	431,522
5,795	Total North Dakota			6,018,940
	Ohio – 2.6%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	B	492,820
1,270	5.800%, 1/01/18	1/08 at 102.00	B	1,241,349

1,875	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23	5/14 at 102.00	N/R	1,938,206

12,415	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation, Series 2005, 5.125%, 8/01/13	No Opt. Call	CCC+	12,485,021

1,030	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	1,071,488

7,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	7,391,020

1,465	Lake Local School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 – FSA Insured	6/15 at 100.00	AAA	1,582,097

4,215	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	4,454,243

1,040	Moraine, Ohio, Solid Waste Disposal Revenue Bonds, General Motors Corporation, Series 1999, 5.650%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	B–	1,034,166

4,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	4,058,720

2,300	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,384,985

380	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	9/09 at 101.00	Ba3	380,912

7,965	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	6/10 at 101.00	Ba3	8,058,031

27,495	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35 (Alternative Minimum Tax)	4/15 at 100.00	Ba1	27,110,895

7,060	Ohio, Pollution Control Revenue Bonds, General Motors Corporation, Series 2002, 5.625%, 3/01/15	No Opt. Call	B–	7,102,289

6,060	Ohio, Solid Waste Revenue Bonds, General Motors Corporation, Series 2002, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	B–	6,202,168

11,000	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A, 7.250%, 8/01/34 (Alternative Minimum Tax)	8/12 at 106.00	N/R	11,263,560

8,900	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/12 at 106.00	N/R	9,135,672

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	N/R	524,905

65	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	8/08 at 103.00	Baa3	67,406

2,500	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	N/R	2,574,625

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Ohio (continued)

$1,025	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A+	$1,057,134

1,275	Trumbull County, Ohio, Sewerage Disposal Revenue Bonds, General Motors Corporation, Series 1994, 6.750%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	B–	1,347,369
111,335	Total Ohio			112,959,081
	Oklahoma – 2.3%

1,560	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.500%, 11/01/19 – XLCA Insured	11/14 at 100.00	AAA	1,729,790

700	Haskell County Public Finance Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 5.250%, 4/01/31 – RAAI Insured	4/16 at 100.00	Aa3	746,277

	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
2,780	5.500%, 9/01/25	9/16 at 100.00	BBB–	2,990,752
5,210	5.375%, 9/01/29	9/16 at 100.00	BBB–	5,526,143
6,710	5.375%, 9/01/36	9/16 at 100.00	BBB–	7,076,433

6,800	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	6,862,016

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System, Series 1999A:
1,250	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,311,225
1,000	5.750%, 8/15/12 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,065,420
815	5.750%, 8/15/13 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	868,317
1,000	5.750%, 8/15/15 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,065,420
1,730	5.625%, 8/15/19 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,837,485
6,020	5.625%, 8/15/29 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	6,394,023

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
1,100	5.250%, 5/15/16	5/14 at 100.00	BBB+	1,165,065
610	5.000%, 5/15/18	5/14 at 100.00	BBB+	632,106
450	5.000%, 5/15/19	5/14 at 100.00	BBB+	465,143

4,000	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa, Series 2006, 5.000%, 10/01/37	10/16 at 100.00	A2	4,156,160

715	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1992, 7.350%, 12/01/11	12/06 at 100.00	B	718,582

16,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/06 at 101.00	B	16,583,490

25	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	25,379

200	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.375%, 12/01/35 (Mandatory put 12/01/06) (Alternative Minimum Tax)	1/07 at 100.00	B	200,012

110	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	110,916

27,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	B–	30,997,620

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
1,985	6.000%, 5/01/25	5/16 at 103.00	N/R	2,053,899
3,140	6.000%, 5/01/31	5/16 at 103.00	N/R	3,209,300
91,410	Total Oklahoma			97,790,973
	Oregon – 0.3%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	3,064,560

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Oregon (continued)

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
$30	5.000%, 10/01/21	1/07 at 100.00	N/R		$23,396
680	5.350%, 10/01/31	4/07 at 100.00	N/R		530,930

3,470	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%, 8/01/25 (Alternative Minimum Tax) (8)	2/07 at 100.00	B		3,472,637

2,115	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183, 5.700%, 12/01/25	12/07 at 102.00	B2		2,132,999

500	Port Astoria, Oregon, Pollution Control Revenue Bonds, James River Project, Series 1993, 6.550%, 2/01/15	2/07 at 100.00	B		500,460

4,000	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R		4,038,200
13,795	Total Oregon				13,763,182
	Pennsylvania – 3.3%

2,600	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.750%, 2/15/26	2/16 at 100.00	Baa3		2,642,822

2,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.000%, 4/01/25	4/15 at 100.00	Baa2		2,390,480

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
410	9.250%, 11/15/15	11/10 at 102.00	Ba3		491,237
3,400	9.250%, 11/15/22	11/10 at 102.00	Ba3		4,066,672
8,125	9.250%, 11/15/30	11/10 at 102.00	Ba3		9,701,413

6,250	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	Ba1		6,601,375

2,750	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	No Opt. Call	N/R		2,923,828

8,750	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	BB+		9,074,275

4,130	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005A, 4.700%, 3/01/19 (Alternative Minimum Tax)	3/15 at 100.00	BBB		4,145,281

1,000	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB		1,016,680

3,165	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–		3,332,872

25	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998, 5.625%, 10/15/27	10/08 at 102.00	BB+		25,281

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
2,875	5.125%, 10/15/15	No Opt. Call	N/R		2,872,873
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R		4,987,548
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R		12,382,553

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)	1/13 at 101.00	N/R	(3)	1,764,225

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
7,000	6.100%, 7/01/13	1/08 at 102.00	BB+		7,289,660
100	6.200%, 7/01/19	1/08 at 102.00	BB+		102,818

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
4,475	5.875%, 7/01/31	7/16 at 100.00	N/R		4,604,193
2,455	5.900%, 7/01/40	7/16 at 100.00	N/R		2,526,907

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Pennsylvania (continued)

$500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	$512,800

20	Monroeville Hospital Authority, Pennsylvania, Revenue Bonds, Forbes Health System, Series 1992, 7.000%, 10/01/13	10/13 at 100.00	Ba3	20,031

2,515	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	4/07 at 100.00	BB–	2,514,774

605	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	631,681

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R	2,110,400

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)	11/08 at 102.00	N/R	785,340

	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2001A:
1,250	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	1,342,625
12,000	6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	12,889,200

7,425	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	7,975,193

3,300	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)	12/09 at 103.00	B2	3,544,530

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)	6/12 at 102.00	A	1,082,730

	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A:
580	5.250%, 6/01/09	6/08 at 100.00	BB+	581,833
2,000	5.250%, 6/01/14	6/08 at 100.00	BB+	2,001,700
200	5.125%, 6/01/18	6/08 at 100.00	BB+	197,160

	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A:
1,400	6.400%, 1/01/09 (Alternative Minimum Tax)	1/07 at 100.00	B+	1,400,028
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	1/07 at 100.00	B+	1,000,030
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	1/07 at 100.00	B+	1,517,160

3,400	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue Bonds, Colver Project, Series 2005G, 5.125%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	3,421,692

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny General Hospital, Series 1991A:
100	7.125%, 9/01/07	3/07 at 100.00	Ba3	100,159
5	7.250%, 9/01/17	9/17 at 100.00	Ba3	5,009

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	1,021,130

5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/13 at 102.00	BBB–	5,597,856

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,125	5.800%, 5/01/16	No Opt. Call	BB+	1,140,165
1,380	6.050%, 5/01/23	5/16 at 100.00	BB+	1,403,212
985	6.250%, 5/01/33	5/16 at 100.00	BB+	998,721

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
3,315	5.000%, 9/01/15 – FSA Insured	9/14 at 100.00	AAA	3,580,299
3,005	5.000%, 9/01/16 – FSA Insured	9/14 at 100.00	AAA	3,234,943
136,390	Total Pennsylvania			143,553,394

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Puerto Rico – 0.2%

$2,500	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 – XLCA Insured	No Opt. Call	AAA		$2,834,325

1,700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		1,850,875

135	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+		137,078

1,450	Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%, 8/01/25	8/15 at 100.00	BBB		1,562,071

60,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005B, 0.000%, 5/15/55	5/15 at 7.38	N/R		2,148,000

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB		31,463
65,815	Total Puerto Rico				8,563,812
	Rhode Island – 0.4%

	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds, Series 2005:
1,180	6.750%, 1/15/13	No Opt. Call	N/R		1,265,491
10,500	7.250%, 7/15/35	7/15 at 103.00	N/R		11,839,380

3,025	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 50A, 4.650%, 10/01/34	10/14 at 100.00	AA+		3,043,816

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R		1,633,725
16,205	Total Rhode Island				17,782,412
	South Carolina – 1.0%

1,280	Georgetown County, South Carolina, Pollution Control Facilities Revenue Bonds, International Paper Company Project Refunding, Series 1999A, 5.125%, 2/01/12	No Opt. Call	BBB		1,338,560

4,650	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R		4,701,197

3,550	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 0.000%, 5/01/20	5/16 at 101.00	N/R		3,141,005

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
1,000	5.250%, 10/01/26	11/16 at 100.00	N/R		1,019,090
2,215	5.300%, 10/01/35	11/16 at 100.00	N/R		2,262,423

850	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB		926,016

1,500	South Carolina Jobs and Economic Development Authority, Revenue Bonds, Wesley Commons, Series 2006, 5.300%, 10/01/36	10/16 at 100.00	N/R		1,511,445

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A:
70	6.125%, 8/01/23	8/13 at 100.00	BBB+		78,280
765	6.250%, 8/01/31	8/13 at 100.00	BBB+		861,306

	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
20	6.000%, 8/01/20	8/13 at 100.00	BBB+		22,139
220	6.875%, 8/01/27	8/13 at 100.00	BBB+		255,171
25	7.000%, 8/01/30	8/13 at 100.00	BBB+		29,179
35	6.375%, 8/01/34	8/13 at 100.00	BBB+		39,552

	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C:
20	6.000%, 8/01/20 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	22,739
1,780	6.875%, 8/01/27 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	2,112,023
230	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+	(3)	266,616

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	South Carolina (continued)

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$2,310	6.000%, 5/15/22	5/11 at 101.00	BBB	$2,468,558
9,160	6.375%, 5/15/28	5/11 at 101.00	BBB	9,944,004
8,430	6.375%, 5/15/30	No Opt. Call	BBB	9,854,670

150	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	11/06 at 100.00	B	150,018
38,260	Total South Carolina			41,003,991
	South Dakota – 0.0%

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	No Opt. Call	A–	1,026,660
	Tennessee – 1.0%

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,025	6.375%, 4/15/22	4/12 at 101.00	Baa3	3,319,575
17,760	6.500%, 4/15/31	4/12 at 101.00	Baa3	19,686,605

14,185	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24	3/07 at 100.00	B–	14,311,956

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	3/07 at 100.00	B+	3,557,065

500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. – Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	12/06 at 100.00	B+	507,500

2,725	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36 (WI/DD, Settling 11/02/06)	9/16 at 100.00	BBB+	2,865,883
41,745	Total Tennessee			44,248,584
	Texas – 4.0%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,648,710

4,535	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)	12/06 at 100.00	CCC+	4,625,700

670	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc., Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)	No Opt. Call	CCC+	691,226

215	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/13 at 101.00	Baa2	251,501

835	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	Baa2	941,362

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Baa2	1,813,144

4,240	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)	No Opt. Call	Baa2	4,511,614

1,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2	1,672,335

195	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB–	200,682

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB–	532,270

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	A	6,732,423

2,280	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2005, 4.800%, 3/01/25	3/15 at 100.00	BBB	2,300,292

9,650	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)	11/06 at 100.00	CCC+	9,794,750

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas (continued)

$4,530	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	11/07 at 100.00	CCC+	$4,536,976

2,400	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax)	5/15 at 101.00	CCC	2,931,648

85	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Refunding Bonds, American Airlines Inc., Series 2000C, 6.150%, 5/01/29 (Mandatory put 11/01/07) (Alternative Minimum Tax)	11/07 at 100.00	CCC+	85,645

1,250	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2006A, 5.125%, 8/15/36 – ACA Insured	8/16 at 100.00	A	1,294,688

	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, Arlington Classics Academy, Series 2004A:
375	6.000%, 2/15/14	2/13 at 100.00	N/R	388,748
895	7.000%, 2/15/24	2/13 at 100.00	N/R	946,713
1,085	7.250%, 2/15/29	2/13 at 100.00	N/R	1,153,583

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
2,010	7.000%, 9/01/25	9/14 at 100.00	N/R	2,203,603
15,530	7.125%, 9/01/34	9/14 at 100.00	N/R	17,049,766

1,000	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series 2006, 5.000%, 8/15/20	8/16 at 100.00	AAA	1,080,710

3,410	Fort Worth Higher Education Finance Corporation, Texas, Higher Education Revenue Bonds, Texas Wesleyan University, Series 1997A, 6.000%, 10/01/16	10/07 at 100.00	Ba2	3,434,688

615	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Mandatory put 10/01/12) (Alternative Minimum Tax)	10/12 at 100.00	BBB–	692,810

2,055	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba1	2,308,032

540	Gulf Coast Waste Disposal Authority, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 6.100%, 8/01/24 (Alternative Minimum Tax)	8/12 at 100.00	BBB	583,162

	Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue Bonds, Waste Management of Texas Inc. Project, Series 2003C:
4,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	4,126,920
8,000	5.200%, 5/01/28 (Alternative Minimum Tax)	5/16 at 101.00	BBB	8,253,840

50	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)	4/08 at 102.00	BBB–	51,103

3,300	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,488,001

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	279,188
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,561,056

1,200	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	1,181,868

2,560	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B–	2,521,318

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E:
11,475	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B–	12,307,626
1,070	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	1,175,042
13,795	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	14,795,965

2,360	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	7/07 at 100.00	B–	2,367,882

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Texas (continued)

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B:
$750	6.125%, 7/15/17 (Alternative Minimum Tax)	7/07 at 100.00	B–	$752,768
2,890	6.125%, 7/15/27 (Alternative Minimum Tax)	7/07 at 100.00	B–	2,899,653

5,750	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	No Opt. Call	BBB–	6,038,535

2,605	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB–	2,688,412

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29	4/08 at 102.00	BBB–	1,595,685

1,000	Orchard Higher Education Finance Corporation, Texas, Charter School Revenue Bonds, NYOS Charter School, Series 2006A, 5.000%, 2/15/31 – ACA Insured	2/14 at 100.00	A	1,023,530

	Orchard Higher Educational Finance Corporation, Texas, Charter School Revenue Bonds, A.W. Brown Fellowship Charter School, Series 2005A:
1,135	5.250%, 2/15/24 – ACA Insured	2/14 at 100.00	A	1,200,694
2,120	5.000%, 2/15/32 – ACA Insured	2/14 at 100.00	A	2,177,410

	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series 1999:
25	5.700%, 8/15/08	No Opt. Call	BB–	25,278
395	6.250%, 8/15/19	8/09 at 102.00	BB–	414,458

1,010	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, Citgo Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)	5/07 at 102.00	BBB–	1,045,037

3,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	Baa2	3,262,440

5,755	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)	1/21 at 100.00	N/R	5,858,475

5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R	5,940,090

3,750	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter School, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB	4,106,475

4,055	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 2005, 5.000%, 7/01/23	7/15 at 100.00	Baa3	4,136,181

4,000	Trinity River Authority, Texas, Revenue Bonds, Tarrant County Water Project, Series 2005, 5.000%, 2/01/21 – MBIA Insured	8/15 at 100.00	AAA	4,281,960
164,910	Total Texas			173,963,671
	Utah – 0.5%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	721,470

3,000	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	3,303,390

4,525	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	N/R	4,693,059

5,000	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	2/07 at 100.00	BB–	5,040,500

	Salt Lake County, Utah, College Revenue Bonds, Westminster College, Series 2005:
1,425	5.000%, 10/01/25	10/15 at 100.00	BBB	1,480,518
2,025	5.125%, 10/01/28	10/15 at 100.00	BBB	2,110,232
2,245	5.125%, 10/01/30	10/15 at 100.00	BBB	2,333,655

15	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2	15,331
18,985	Total Utah			19,698,155

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Virgin Islands – 0.2%

$2,575	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	BBB	$2,743,791

1,200	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	1,316,496

625	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	705,963
4,400	Total Virgin Islands			4,766,250
	Virginia – 3.8%

7,785	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (7)	2/08 at 102.00	B2	7,853,197

635	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax) (7)	12/09 at 101.00	B2	662,216

440	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999, 6.300%, 12/01/25 (Alternative Minimum Tax) (7)	12/09 at 101.00	B2	455,770

1,217	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	1,245,831

3,300	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	3,672,438

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,390,635

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,500	5.375%, 12/01/28	12/15 at 100.00	N/R	3,509,800
12,000	5.625%, 12/01/39	12/15 at 100.00	N/R	12,115,680

5,780	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (7)	12/08 at 101.00	B2	5,841,499

500	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	487,815

3,065	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	3/07 at 101.00	BB–	3,060,709

21,555	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	CCC+	21,703,514

	James City County Economic Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Williamsburg Landing Inc., Series 2005A:
750	5.350%, 9/01/26	9/15 at 100.00	N/R	771,960
750	5.500%, 9/01/34	9/15 at 100.00	N/R	772,733

	Lexington Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding, Bonds, Stonewall Jackson Hospital, Series 2000:
100	5.750%, 7/01/07	No Opt. Call	N/R	100,234
25	6.250%, 7/01/11	7/10 at 102.00	N/R	25,372
40	6.350%, 7/01/12	7/10 at 102.00	N/R	40,702
110	6.550%, 7/01/14	7/10 at 102.00	N/R	111,920
45	6.625%, 7/01/15	7/10 at 102.00	N/R	45,783
560	6.875%, 7/01/20	7/10 at 102.00	N/R	569,677
715	7.000%, 7/01/25	7/10 at 102.00	N/R	728,585
595	7.000%, 7/01/30	7/10 at 102.00	N/R	603,229

3,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	3,357,660

500	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.250%, 8/15/07 (ETM)	No Opt. Call	AAA	506,705

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Virginia (continued)

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
$100	5.250%, 8/15/09 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA		$104,874
7,400	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA		5,080,248
650	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA		394,940
7,825	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA		8,240,038
1,200	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA		319,284

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998B:
2,975	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA		2,289,828
3,100	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA		2,000,213
155	0.000%, 8/15/17 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 61.24	AAA		88,925
25	0.000%, 8/15/18 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 57.58	AAA		13,487
4,770	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA		2,431,937
75	0.000%, 8/15/20 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 51.06	A	(3)	35,878
50	0.000%, 8/15/21 (Pre-refunded 8/15/08) – ACA Insured	8/08 at 48.20	A	(3)	22,579
15,300	0.000%, 8/15/23 (Pre-refunded 8/15/08)	8/08 at 42.95	AAA		6,160,851
1,750	0.000%, 8/15/29 (Pre-refunded 8/15/08)	8/08 at 30.08	AAA		493,518
24,000	0.000%, 8/15/33 (Pre-refunded 8/15/08)	8/08 at 23.55	AAA		5,298,960
10,000	0.000%, 8/15/35 (Pre-refunded 8/15/08)	8/08 at 20.95	AAA		1,963,600

	Pocahontas Parkway Association, Virginia, Subordinate Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998C:
2,000	0.000%, 8/15/11 (Pre-refunded 8/15/08)	8/08 at 86.05	AAA		1,613,420
3,200	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 67.66	AAA		2,029,920
3,300	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 63.56	AAA		1,966,503
200	0.000%, 8/15/17 (Pre-refunded 8/15/08)	8/08 at 59.91	AAA		112,340
4,000	0.000%, 8/15/20 (Pre-refunded 8/15/08)	8/08 at 49.60	AAA		1,859,880
4,100	0.000%, 8/15/21 (Pre-refunded 8/15/08)	8/08 at 46.70	AAA		1,795,144
4,800	0.000%, 8/15/24 (Pre-refunded 8/15/08)	8/08 at 38.40	AAA		1,727,952
5,500	0.000%, 8/15/26 (Pre-refunded 8/15/08)	8/08 at 33.98	AAA		1,752,355
5,500	0.000%, 8/15/27 (Pre-refunded 8/15/08)	8/08 at 31.68	AAA		1,633,390
5,600	0.000%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 29.79	AAA		1,563,856
6,100	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 26.34	AAA		1,506,212
6,200	0.000%, 8/15/31 (Pre-refunded 8/15/08)	8/08 at 24.77	AAA		1,439,516

640	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds, Series 2001A, 7.400%, 7/15/21	7/11 at 105.00	B2		685,318

7,825	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2		7,968,276

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R		736,412

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
10,175	5.500%, 6/01/26	6/15 at 100.00	BBB		10,829,863
8,800	5.625%, 6/01/37	6/15 at 100.00	BBB		9,397,960

	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005:
750	5.250%, 11/01/26	11/15 at 100.00	N/R		769,748
4,000	5.375%, 11/01/32	11/15 at 100.00	N/R		4,119,320

1,000	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R		1,094,120

420	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax)	No Opt. Call	N/R		436,141

	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A:
1,000	5.200%, 1/01/27	1/15 at 100.00	N/R		1,018,780
2,000	5.300%, 1/01/35	1/15 at 100.00	N/R		2,041,020
236,403	Total Virginia				163,670,270

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Washington – 0.4%

$10,360	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2004, 4.500%, 8/01/19 – FSA Insured	8/14 at 100.00	AAA		$10,645,314

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005:
1,150	5.375%, 12/01/22	12/15 at 100.00	Baa2		1,211,157
1,500	5.500%, 12/01/30	12/15 at 100.00	Baa2		1,582,725

2,855	Snohomish County, Washington, General Obligation Bonds, Series 2006, 5.000%, 12/01/21 – MBIA Insured	6/16 at 100.00	AAA		3,076,776
15,865	Total Washington				16,515,972
	West Virginia – 0.0%

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	N/R		379,337
	Wisconsin – 1.3%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
7,500	6.125%, 6/01/27	6/12 at 100.00	BBB		8,108,920
1,000	7.000%, 6/01/28	6/12 at 100.00	BBB		1,130,325
7,075	6.375%, 6/01/32	6/12 at 100.00	BBB		7,732,333

4,000	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	B1		4,092,115

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16	12/14 at 101.00	N/R		452,043

1,065	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B, 5.500%, 7/01/15	No Opt. Call	B2		1,078,670

165	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Papers Inc. Project, Series 1999A, 5.350%, 7/01/15	No Opt. Call	B2		165,493

1,405	Wisconsin Health and Educational Facilities Authority, General Revenue Bonds, Carroll College Project, Series 2006, 5.000%, 10/01/26	10/16 at 100.00	BBB		1,463,504

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21	7/11 at 100.00	A–		267,285

1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+		1,075,484

65	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999B, 5.625%, 2/15/20	2/09 at 101.00	BBB+		67,856

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34	8/14 at 100.00	N/R		2,723,800

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB		1,482,090

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. – Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R		2,405,020

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32 (Pre-refunded 5/01/12)	5/12 at 100.00	N/R	(3)	2,928,450

6,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB		6,222,547

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.375%, 2/15/34	2/16 at 100.00	BBB+		2,126,520

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
1,155	5.000%, 4/01/13	No Opt. Call	N/R		1,165,672
875	6.125%, 4/01/24	4/14 at 100.00	N/R		905,191
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R		1,029,970

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Wisconsin (continued)

$3,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Upland Hills Health Inc., Series 2006B, 5.000%, 5/15/36	5/16 at 100.00	BBB	$3,274,304

2,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 5.250%, 3/01/35	3/15 at 100.00	BBB–	2,883,188

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2002, 5.750%, 8/15/30	2/12 at 101.00	A–	2,161,082
51,755	Total Wisconsin			54,941,862
	Wyoming – 0.5%

20,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)	12/15 at 100.00	BBB–	21,803,595
$4,275,041	Total Long-Term Investments (cost $4,045,339,125) – 98.8%			4,245,558,595

	Short-Term Investments – 0.6%

6,000	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2005, 3.600%, 7/01/35 - FSA Insured (6)		A-1+	6,000,000

3,425	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal Series 2002A-7, 3.550%, 11/01/24 – AMBAC Insured (6)		A-1+	3,425,000

5,700	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal Series 2005E-2, 3.600%, 8/01/34 (6)		A-1+	5,700,000

1,400	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Medical Center, Variable Rate Demand Obligations, Series 1985C, 3.600%, 12/01/15 – MBIA Insured (6)		A-1+	1,400,000

6,400	Port Authority of New York and New Jersey, Versatile Structure Special Obligation Bonds, Second Series 1994, 3.620%, 5/01/19 (6)		A-1+	6,400,000

3,200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.410%, 12/01/15 – MBIA Insured (6)		VMIG-1	3,200,000
$26,125	Total Short-Term Investments (cost $26,125,000)			26,125,000

	Total Investments (cost $4,071,464,125) – 99.4%			4,271,683,595

	Other Assets Less Liabilities – 0.6%			25,118,365

	Net Assets – 100%			$4,296,801,960

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(5)	Principal Amount for investment rounds to less than $1,000.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(8)	The Internal Revenue Service (the “IRS”) has formally determined that the interest received from the bonds’ coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Alabama – 2.6%

$1,635	Alabama State Board of Education, Revenue Bonds, Jefferson State Community College, Series 2005, 5.000%, 10/01/23 – AMBAC Insured	10/14 at 101.00	Aaa		$1,745,804

200	Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13 – MBIA Insured (Alternative Minimum Tax)	4/07 at 102.00	AAA		204,330

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 – RAAI Insured	3/07 at 102.00	AA		410,208

2,000	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aaa		2,176,060

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 – AMBAC Insured	6/10 at 102.00	Aaa		5,396,600
9,235	Total Alabama				9,933,002
	Alaska – 1.7%

3,215	Alaska Industrial Development and Export Authority, Revenue Bonds, Lake Dorothy Hydroelectric Project, Series 2006, 5.000%, 12/01/35 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	AAA		3,279,879

3,200	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 – AMBAC Insured	9/09 at 101.00	AAA		3,430,272
6,415	Total Alaska				6,710,151
	Arizona – 0.9%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(3)	2,400,363

1,050	Northern Arizona University, System Revenue Bonds, Series 2003, 5.500%, 6/01/22 – FGIC Insured	6/14 at 100.00	AAA		1,163,694
3,150	Total Arizona				3,564,057
	Arkansas – 0.9%

2,000	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – FSA Insured	11/15 at 100.00	AAA		2,130,460

1,185	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/30 – AMBAC Insured	12/13 at 100.00	Aaa		1,247,343
3,185	Total Arkansas				3,377,803
	California – 9.0%

4,335	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 8.698%, 5/01/14 – AMBAC Insured (IF)	5/12 at 101.00	AAA		5,692,028

5,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.375%, 5/01/21 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		6,064,575

2,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	A1		2,248,680

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	A		1,496,340
1,490	5.500%, 6/01/19	12/13 at 100.00	A		1,648,983

	California, General Obligation Bonds, Series 2004:
875	5.000%, 2/01/19 – AMBAC Insured	2/14 at 100.00	AAA		940,371
1,000	5.200%, 4/01/26	4/14 at 100.00	A+		1,073,470

3,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/32	3/16 at 100.00	A+		3,176,910

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	AAA		4,088,640

3,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 – MBIA Insured	No Opt. Call	AAA		4,294,710

2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement Revenue Bonds, Series 2005A, Residual Series 1500, 7.407%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AAA		2,289,800

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R		1,805,215
34,790	Total California				34,819,722

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Colorado – 1.1%

$1,230	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.125%, 9/15/25 – XLCA Insured	9/15 at 100.00	AAA	$1,323,591

805	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	813,509

1,850	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa	2,097,234
3,885	Total Colorado			4,234,334
	Connecticut – 1.6%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	10.333%, 7/15/16 (Pre-refunded 7/15/10) (IF)	7/10 at 101.00	AAA	3,036,565
2,600	10.294%, 7/15/17 (Pre-refunded 7/15/10) (IF)	7/10 at 101.00	AAA	3,345,368
4,960	Total Connecticut			6,381,933
	District of Columbia – 1.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	AAA	4,799,187
	Florida – 3.4%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA	1,318,500

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments, Series 2000W-1, 5.850%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	3,656,964

1,600	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,698,576

1,115	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000, 5.625%, 11/01/26 (Pre-refunded 11/01/10) – MBIA Insured (Alternative Minimum Tax)	11/10 at 100.00	Aaa	1,189,638

1,800	Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia Island Properties Inc., Series 1993A, 9.750%, 1/01/23	1/07 at 100.00	N/R	1,805,796

3,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.500%, 10/01/18 – AMBAC Insured	No Opt. Call	AAA	3,410,310
12,225	Total Florida			13,079,784
	Illinois – 6.9%

1,000	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	AA	1,038,090

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	1,632,161
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	1,847,985

1,020	Chicago Board of Education, Illinois, General Obligation Bonds, DePriest Elementary School, Series 2004H, 5.500%, 12/01/22 – MBIA Insured	12/14 at 100.00	AAA	1,136,678

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	3,782,708

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	AA	1,348,792

3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	4,034,640

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AAA	5,595,341

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 – AMBAC Insured	3/14 at 101.00	AAA	1,830,441

4,075	Will County School District 88A, Richland, Illinois, General Obligation Bonds, Series 2005A, 5.250%, 1/01/24 – FSA Insured	1/15 at 100.00	Aaa	4,413,388
22,185	Total Illinois			26,660,224

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Indiana – 2.9%

$2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 – FSA Insured	1/12 at 100.00	AAA	$3,105,668

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,364,045

660	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	667,366

1,025	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA	1,228,555

1,815	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded 6/01/13) – FSA Insured	6/13 at 100.00	AAA	1,987,752

1,805	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2005, 5.250%, 7/15/24 – FSA Insured	1/16 at 100.00	AAA	1,966,331

1,000	Vigo County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 7/10/24 – FSA Insured	1/13 at 100.00	AAA	1,063,670
10,345	Total Indiana			11,383,387
	Kansas – 1.6%

2,585	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002A, 6.250%, 12/01/33 (Alternative Minimum Tax)	12/11 at 104.50	Aaa	2,653,244

3,500	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,726,555
6,085	Total Kansas			6,379,799
	Kentucky – 1.1%

2,200	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	2,375,670

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB–	2,033,220
4,200	Total Kentucky			4,408,890
	Louisiana – 2.4%

380	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	381,885

2,525	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.375%, 12/01/21 – MBIA Insured	12/12 at 100.00	AAA	2,720,637

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured (4)	No Opt. Call	AAA	1,197,460

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,988,735
8,655	Total Louisiana			9,288,717
	Maryland – 1.9%

2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A–	2,043,380

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,346,000
7,000	Total Maryland			7,389,380
	Massachusetts – 2.9%

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	3,100,470

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded 8/01/12) – MBIA Insured	8/12 at 100.00	AAA	5,450,200

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Massachusetts (continued)

$2,480	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/18	No Opt. Call	AA	$2,851,405
10,480	Total Massachusetts			11,402,075
	Michigan – 3.6%

2,755	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B, 5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	AAA	2,943,001

1,000	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AAA	1,060,930

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/08 at 101.00	BB–	2,028,040

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/07 at 100.00	BB–	3,002,070

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	2,120,060

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	2,661,625
13,255	Total Michigan			13,815,726
	Minnesota – 0.3%

70	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	71,470

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,180,980
1,150	Total Minnesota			1,252,450
	Missouri – 1.7%

2,060	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/29 – XLCA Insured	No Opt. Call	AAA	2,440,482

1,760	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2004D, 5.500%, 9/01/34 (Alternative Minimum Tax)	3/14 at 100.00	AAA	1,847,032

1,915	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – MBIA Insured	No Opt. Call	AAA	2,210,293
5,735	Total Missouri			6,497,807
	New Hampshire – 3.4%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 – MBIA Insured	5/12 at 101.00	AAA	5,987,355

4,740	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition PAC Bonds, Series 2005D, 6.000%, 1/01/35 (Alternative Minimum Tax)	1/15 at 100.00	Aa2	5,040,848

2,000	New Hampshire Housing Finance Authority, Single Family Residential Mortgage Bonds, Series 2006-I, 5.400%, 1/01/37 (WI/DD, Settling 11/08/06) (Alternative Minimum Tax)	1/16 at 100.00	Aa2	2,126,900
12,240	Total New Hampshire			13,155,103
	New Jersey – 4.8%

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aaa	1,608,608

7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/23	No Opt. Call	AA–	8,163,820

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – FSA Insured	No Opt. Call	AAA	3,478,710

1,500	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/19 – AMBAC Insured	No Opt. Call	AAA	1,706,940

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New Jersey (continued)

$2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – FSA Insured	No Opt. Call	AAA	$2,227,460

1,350	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32	6/12 at 100.00	BBB	1,434,834
16,185	Total New Jersey			18,620,372
	New York – 10.4%

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,108,030

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA–	4,225,920

2,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 9.883%, 11/01/17 (Pre-refunded 5/01/10) (IF)	5/10 at 101.00	AAA	3,398,922

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA–	5,507,150

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	AA–	3,830,400

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	2/09 at 100.00	AA–	15,046

3,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	3,766,630

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	1/11 at 100.00	AA–	5,341,300

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	2,414,191

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	5,829,950

5,000	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	4/07 at 102.00	N/R	5,089,750
36,840	Total New York			40,527,289
	North Carolina – 0.6%

1,800	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	AAA	2,186,730
	Ohio – 0.7%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AAA	2,596,319
	Oklahoma – 1.3%

1,730	Durant Community Facilities Authority, Bryan County, Oklahoma, Sales Tax Revenue Bonds, Series 2004, 5.750%, 11/01/24 – XLCA Insured	11/14 at 100.00	AAA	1,952,582

3,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)	12/08 at 100.00	B	3,024,990
4,730	Total Oklahoma			4,977,572
	Oregon – 0.6%

2,170	Marion County Housing Authority, Oregon, Senior Lien Multifamily Housing Revenue Bonds, Elliot Residence, Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)	10/11 at 100.00	AAA	2,283,361
	Pennsylvania – 2.4%

1,100	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 – MBIA Insured	11/10 at 102.00	AAA	1,230,207

5,935	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, DRIVERS Series 144, Inverse Floaters, 9.333%, 1/01/15 – FSA Insured (IF)	1/10 at 100.00	AAA	7,018,138

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Pennsylvania (continued)

$375	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware Valley Medical Center, Series 1992, 7.000%, 8/01/22	2/07 at 100.00	AAA		$377,561

595	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A		589,282
8,005	Total Pennsylvania				9,215,188
	Puerto Rico – 2.9%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA		1,071,440

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.375%, 7/01/16 – XLCA Insured	No Opt. Call	AAA		4,534,920

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA		3,184,320

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%, 7/01/14 – MBIA Insured	No Opt. Call	AAA		2,383,220
10,000	Total Puerto Rico				11,173,900
	South Carolina – 2.0%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–		235,382

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A		2,638,950
3,250	5.500%, 10/01/31	10/11 at 100.00	A		3,421,795

1,000	Newberry County, South Carolina, Special Source Revenue Bonds, Newberry County Memorial Hospital, Series 2005, 5.250%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA		1,074,280

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	3/07 at 100.00	A		500,685

80	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	11/06 at 102.00	Aa2		81,527
7,530	Total South Carolina				7,952,619
	South Dakota – 1.6%

5,880	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2		6,119,492
	Tennessee – 4.9%

2,435	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3		2,672,120

8,115	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		8,717,616

860	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992A, 9.750%, 8/01/19 (Pre-refunded 8/01/07)	8/07 at 105.00	N/R	(3)	934,923

870	Shelby County Health, Educational and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992C, 9.750%, 8/01/19 (Pre-refunded 8/01/07)	8/07 at 105.00	N/R	(3)	945,794

5,400	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research Foundation, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	N/R		5,670,972
17,680	Total Tennessee				18,941,425
	Texas – 7.6%

3,115	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/23 – FGIC Insured	1/15 at 100.00	AAA		3,295,545

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FGIC Insured	3/13 at 100.00	AAA		1,257,985

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(3)	3,599,830
3,000	6.375%, 10/01/29 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	AA	(3)	3,322,920

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas (continued)

$5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26 (Pre-refunded 8/15/09)	8/09 at 100.00	AAA		$5,519,273

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2		3,351,726

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System - Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A+	(3)	4,484,800

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3		3,305,813

1,500	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds, Series 2001, 5.375%, 8/01/20 – AMBAC Insured	8/11 at 100.00	AAA		1,606,080
27,475	Total Texas				29,743,972
	Virginia – 0.8%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3		3,194,640
	Washington – 4.0%

2,405	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – MBIA Insured	9/12 at 100.00	AAA		2,639,824

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA		5,371,300

1,920	Washington State Healthcare Facilities Authority, Revenue Bonds, Sea-Mar Community Health Centers, Series 2001, 5.750%, 1/01/26	1/11 at 102.00	Aa3		2,053,786

5,105	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB		5,676,352
14,430	Total Washington				15,741,262
	Wisconsin – 2.4%

2,540	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB		2,746,223

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA–		3,774,400

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AAA		2,938,876
8,800	Total Wisconsin				9,459,499
	Wyoming – 0.2%

1,000	Wyoming Loan and Investment Board, Capital Facilities Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA		1,060,630
$351,500	Total Investments (cost $361,883,255) – 98.3%				382,327,801

	Other Assets Less Liabilities – 1.7%				6,493,469

	Net Assets – 100%				$388,821,270

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Alabama – 4.5%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 – AMBAC Insured	10/09 at 102.00	AAA	$10,824,200

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 (Pre-refunded 10/01/09) – AMBAC Insured	10/09 at 101.00	Aaa	5,393,650

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 101.00	AAA	9,821,880

4,000	University of Alabama, Tuscaloosa, General Revenue Bonds, Series 2004A, 5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AAA	4,230,520

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – MBIA Insured	8/12 at 77.49	AAA	7,545,649
40,255	Total Alabama			37,815,899
	Alaska – 0.6%

4,500	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 – MBIA Insured (Alternative Minimum Tax)	4/07 at 102.00	AAA	4,627,890
	Arizona – 0.8%

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	1,062,360

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,249,861
5,970	Total Arizona			6,312,221
	Arkansas – 0.2%

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 – MBIA Insured	11/14 at 100.00	Aaa	2,115,420
	California – 15.6%

2,400	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	AAA	1,333,056

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	AAA	5,352,100

1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC, 5.000%, 12/01/27 – MBIA Insured	12/14 at 100.00	AAA	1,060,300

1,340	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A, 5.250%, 10/01/24 – MBIA Insured	10/15 at 100.00	Aaa	1,467,166

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,051,410

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A3	1,046,990

4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	4,471,226

5,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	3/12 at 100.00	AAA	5,200,000

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	AAA	2,399,918

5,000	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/32	8/13 at 100.00	A+	5,224,600

4,500	California, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AAA	4,752,315

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	AAA	1,466,507

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – XLCA Insured	3/16 at 100.00	AAA	1,604,468

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – FSA Insured	No Opt. Call	AAA	945,569

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	$6,366,060

5,025	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/26 – FGIC Insured	10/15 at 100.00	AAA	5,369,414

5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 – FGIC Insured (Alternative Minimum Tax)	8/16 at 102.00	AAA	5,882,766

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured	1/10 at 100.00	AAA	8,610,320

2,355	Oakland, California, Sewerage Revenue Bonds, Series 2004A, 5.000%, 6/15/25 – FSA Insured	6/14 at 100.00	AAA	2,497,972

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – MBIA Insured (ETM)	2/07 at 100.00	AAA	15,058,036

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 – FGIC Insured	8/13 at 100.00	AAA	10,698,800

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AAA	2,145,989

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AAA	2,646,425

10,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	10,577,900

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – MBIA Insured	9/14 at 100.00	AAA	1,579,830

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	7,264,238

8,390	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/24 – MBIA Insured	No Opt. Call	AAA	3,934,491

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 – FGIC Insured	8/15 at 100.00	AAA	3,682,703

5,000	San Luis Obispo County, California, Certificates of Participation, New County Government Center, Series 2002A, 5.000%, 10/15/27 – MBIA Insured	10/12 at 100.00	AAA	5,223,450

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	AAA	2,093,620
130,135	Total California			131,007,639
	Colorado – 3.8%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 – AMBAC Insured	12/09 at 100.00	Aaa	5,348,097
5,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 100.00	Aaa	5,330,500

2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005, 5.250%, 9/15/32 – XLCA Insured	9/15 at 100.00	AAA	2,308,996

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 1999, 5.750%, 5/15/24 (Pre-refunded 5/15/09) – FSA Insured	5/09 at 101.00	AAA	10,607,100

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 65.63	AAA	2,133,525

1,095	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,125,397

2,785	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2004A, 5.000%, 12/01/23 – MBIA Insured	12/14 at 100.00	Aaa	2,976,636

1,650	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	AAA	1,759,560
31,450	Total Colorado			31,589,811

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Connecticut – 0.5%

$3,750	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AAA	$4,020,750
	Florida – 3.1%

1,365	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 6.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA	1,397,118

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 – FSA Insured (Alternative Minimum Tax)	8/10 at 100.00	AAA	4,117,422

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A, 6.050%, 1/01/41 – FSA Insured (Alternative Minimum Tax)	1/11 at 102.00	AAA	6,410,022

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	3,700,025
6,350	5.375%, 10/01/27 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	6,736,715

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
970	5.550%, 7/01/21 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,011,506
2,505	5.750%, 7/01/37 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	2,614,418
24,600	Total Florida			25,987,226
	Georgia – 3.2%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured	12/15 at 100.00	AAA	2,128,280

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University, Series 2004C, 5.250%, 7/15/24 – MBIA Insured	7/14 at 100.00	Aaa	5,410,018

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – MBIA Insured	5/14 at 100.00	AAA	1,362,213
2,490	5.250%, 5/01/23 – MBIA Insured	5/14 at 100.00	AAA	2,713,527
2,440	5.000%, 5/01/36 – MBIA Insured	5/14 at 100.00	AAA	2,568,490

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 – FSA Insured	3/07 at 101.00	AAA	3,055,576
6,180	6.250%, 9/01/25 – FSA Insured	3/07 at 101.00	AAA	6,254,654

2,250	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 – XLCA Insured	7/13 at 100.00	Aaa	2,398,793

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – XLCA Insured	7/15 at 100.00	Aaa	1,057,930
25,585	Total Georgia			26,949,481
	Hawaii – 0.9%

3,300	Hawaii, General Obligation Bonds, ROL-SER II-R-153, 8.770%, 2/01/21 – FSA Insured (IF)	2/12 at 100.00	AAA	4,145,064

3,065	Hawaii, General Obligation Bonds, Series 2004DE, 5.000%, 10/01/24 – MBIA Insured	10/14 at 100.00	AAA	3,257,237
6,365	Total Hawaii			7,402,301
	Idaho – 0.2%

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – MBIA Insured	7/16 at 100.00	Aaa	1,076,800
1,065	5.000%, 7/15/24 – MBIA Insured	7/16 at 100.00	Aaa	1,144,140
2,065	Total Idaho			2,220,940

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Illinois – 5.7%

$9,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA	$9,456,030

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – MBIA Insured	1/16 at 100.00	AAA	3,131,076

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 – MBIA Insured (Alternative Minimum Tax)	1/12 at 100.00	AAA	3,246,330

2,930	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – MBIA Insured	12/06 at 100.00	AAA	2,936,329

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 – FGIC Insured	1/12 at 100.00	AAA	2,063,878

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 – MBIA Insured	11/10 at 101.00	AAA	7,055,035

4,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006, 5.000%, 1/01/26 – FSA Insured	7/16 at 100.00	AAA	4,276,480

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 – MBIA Insured	12/10 at 100.00	AAA	2,879,716

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured	No Opt. Call	AAA	4,229,817

8,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured	8/11 at 100.00	AAA	8,508,160
48,980	Total Illinois			47,782,851
	Indiana – 5.1%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AAA	3,450,751
8,605	5.500%, 1/15/26 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 100.00	AAA	9,308,373

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 – MBIA Insured	7/12 at 100.00	AAA	4,230,840

	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1997B-2:
280	6.000%, 7/01/16 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	284,743
1,605	6.125%, 1/01/27 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	1,634,452

11,915	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA	12,847,825

6,085	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 – MBIA Insured	7/12 at 100.00	AAA	6,428,681

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 – FGIC Insured	7/12 at 100.00	AAA	3,190,920

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 – MBIA Insured	4/12 at 100.00	AAA	1,079,762
39,685	Total Indiana			42,456,347
	Kansas – 0.9%

3,885	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – MBIA Insured	5/15 at 100.00	AAA	4,118,061

3,065	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/26 – FSA Insured	9/14 at 101.00	AAA	3,277,803
6,950	Total Kansas			7,395,864
	Louisiana – 0.9%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 – MBIA Insured	11/14 at 100.00	AAA	3,295,726

2,685	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 5.250%, 8/15/31	8/15 at 100.00	A+	2,844,650

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Louisiana (continued)

$1,640	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	$1,758,998
7,345	Total Louisiana			7,899,374
	Maine – 0.0%

180	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A, 5.875%, 7/01/25 – FSA Insured	7/07 at 100.00	AAA	182,117
	Maryland – 0.3%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – XLCA Insured	9/16 at 100.00	AAA	1,153,541
1,750	5.250%, 9/01/28 – XLCA Insured	9/16 at 100.00	AAA	1,919,593
2,800	Total Maryland			3,073,134
	Massachusetts – 2.3%

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB	1,021,450

9,095	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	9,448,341

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	8,776,560
18,095	Total Massachusetts			19,246,351
	Michigan – 7.1%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	AAA	6,457,527

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – MBIA Insured	5/15 at 100.00	AAA	9,102,105

2,995	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/16 – XLCA Insured	4/13 at 100.00	AAA	3,233,043

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 – AMBAC Insured (Alternative Minimum Tax)	4/07 at 102.00	AAA	7,490,319

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A:
12,000	5.750%, 11/15/17 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	12,852,838
13,675	6.125%, 11/15/26 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	14,789,237

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 – FGIC Insured (Alternative Minimum Tax)	12/12 at 100.00	AAA	5,924,948
62,110	Total Michigan			59,850,017
	Minnesota – 1.7%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 – FGIC Insured (Alternative Minimum Tax)	1/11 at 100.00	AAA	2,307,036

1,670	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,761,316

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 – FSA Insured	5/10 at 101.00	Aaa	10,428,489
13,495	Total Minnesota			14,496,841
	Mississippi – 1.0%

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded 11/01/09) – AMBAC Insured	11/09 at 102.00	AAA	8,102,546
	Missouri – 1.0%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA	8,092,784

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Nevada – 1.0%

$3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series 1999A, 6.100%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)	12/09 at 102.00	AAA	$3,933,850

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	AAA	2,126,420

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/12 at 101.00	AAA	2,277,891
7,725	Total Nevada			8,338,161
	New Jersey – 2.9%

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,775	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,908,090
1,775	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,882,086

2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–	2,431,521

	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
6,500	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	6,953,245
4,000	5.000%, 1/01/23 – FSA Insured	7/13 at 100.00	AAA	4,251,080

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – FSA Insured	1/15 at 100.00	AAA	3,214,650
3,315	5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,526,033
22,515	Total New Jersey			24,166,705
	New York – 5.1%

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	AAA	2,002,050

2,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island, Series 2004, 5.000%, 7/01/27	7/14 at 100.00	Baa1	2,325,803

1,665	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005B, 5.000%, 2/15/25 – AMBAC Insured	2/15 at 100.00	AAA	1,769,912

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,776,905

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,861,924

2,750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006D, 5.000%, 6/15/29	6/16 at 100.00	AA+	2,928,145

4,825	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	5,152,618

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AAA	5,311,950

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	No Opt. Call	AAA	136,033

3,220	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/26 – FSA Insured	7/15 at 100.00	AAA	3,433,035

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B:
2,030	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	2,189,619
2,835	5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AAA	3,035,888

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 – FGIC Insured	3/14 at 100.00	AAA	2,811,645
1,515	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	1,604,385
1,000	5.000%, 3/15/26 – FGIC Insured	3/14 at 100.00	AAA	1,057,690

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	New York (continued)

$2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/27 – XLCA Insured	6/15 at 101.00	AAA	$2,137,940
40,025	Total New York			42,535,542
	North Dakota – 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 – AMBAC Insured	6/12 at 100.00	AAA	5,221,550
	Ohio – 1.1%

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 – FSA Insured	6/14 at 100.00	AAA	1,090,600

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 – AMBAC Insured	6/14 at 100.00	AAA	2,642,800

2,240	Marysville Exempt Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	2,402,960

2,900	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 – FSA Insured	12/13 at 100.00	Aaa	3,059,848
8,640	Total Ohio			9,196,208
	Oklahoma – 1.4%

5,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Baptist Medical Center, Series 1995C, 6.250%, 8/15/12 – AMBAC Insured (ETM)	2/07 at 101.00	AAA	5,060,500

2,890	Oklahoma State Industries Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 – MBIA Insured	8/09 at 101.00	AAA	3,059,672

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 – FGIC Insured	6/10 at 100.00	AAA	2,140,160

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 – FGIC Insured (Alternative Minimum Tax)	6/10 at 100.00	AAA	1,073,180
10,890	Total Oklahoma			11,333,512
	Oregon – 0.2%

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21	11/14 at 100.00	AAA	2,685,500
	Pennsylvania – 2.6%

550	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 6.750%, 2/01/24 (Pre-refunded 2/01/16) – MBIA Insured	2/16 at 100.00	AAA	676,230

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	AAA	1,127,249

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA	5,268,890

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – MBIA Insured	9/15 at 100.00	AAA	2,647,339

5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – FSA Insured	5/15 at 100.00	Aaa	5,540,028

6,305	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003, 5.000%, 6/01/33 – FSA Insured	6/13 at 100.00	AAA	6,612,621
20,515	Total Pennsylvania			21,872,357
	Puerto Rico – 0.9%

1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	AAA	1,361,550

4,325	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 8.343%, 7/01/19 – FSA Insured (IF)	No Opt. Call	AAA	6,114,598
5,575	Total Puerto Rico			7,476,148

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Rhode Island – 0.1%

$1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – MBIA Insured	1/07 at 100.00	AAA	$1,001,660
	South Carolina – 2.0%

3,375	Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000, 5.250%, 3/01/20 (Pre-refunded 3/01/11) – FSA Insured	3/11 at 100.00	AAA	3,602,711

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 – MBIA Insured	8/14 at 100.00	AAA	2,269,969

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 – FSA Insured	4/12 at 100.00	AAA	10,911,902
15,830	Total South Carolina			16,784,582
	Tennessee – 3.5%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	755,698
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	789,103
1,600	5.500%, 7/01/36	7/16 at 100.00	BBB+	1,717,712

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments, Series 2000A:
1,190	5.850%, 7/01/20 – MBIA Insured	7/10 at 102.00	Aaa	1,242,562
5,155	5.950%, 7/01/31 – MBIA Insured	7/10 at 102.00	Aaa	5,482,703

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 - AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	2,148,520

16,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded 11/15/09) – AMBAC Insured	11/09 at 101.00	AAA	17,232,158
27,420	Total Tennessee			29,368,456
	Texas – 7.4%

	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA	8,589,520
3,855	5.500%, 11/01/31 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA	4,117,410

275	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001, 5.500%, 2/15/21 (Pre-refunded 2/15/11) – FGIC Insured	2/11 at 100.00	AAA	295,070

370	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 – AMBAC Insured	No Opt. Call	AAA	393,621

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 – MBIA Insured	11/11 at 100.00	AAA	5,303,650
6,500	5.250%, 11/15/22 – MBIA Insured	11/11 at 100.00	AAA	6,894,745
6,800	5.250%, 11/15/30 – MBIA Insured	11/11 at 100.00	AAA	7,228,944
2,500	5.375%, 11/15/41 – MBIA Insured	11/11 at 100.00	AAA	2,673,075

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 – MBIA Insured	3/12 at 100.00	AAA	5,277,734

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 – AMBAC Insured	2/14 at 100.00	AAA	1,288,651

2,280	North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001, 5.125%, 6/01/20 – FGIC Insured	12/11 at 100.00	AAA	2,420,015

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	AAA	12,880,998
4,070	Williamson County, Texas, General Obligation Bonds, DRIVERS, Series 188, 8.713%, 2/15/22 – FSA Insured (IF)	2/11 at 100.00	AAA	4,963,528
65,850	Total Texas			62,326,961

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utah – 0.6%

$5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, PacifiCorp Project, Series 1993A, 5.650%, 11/01/23 – AMBAC Insured	11/06 at 100.00	AAA	$5,008,100
	Vermont – 0.1%

440	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 – FSA Insured	11/09 at 100.00	AAA	444,739
	Virginia – 0.8%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AAA	6,301,840
	Washington – 8.0%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)	7/11 at 101.00	AAA	3,229,230

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/12 at 100.00	AAA	5,415,682

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	3,235,045
1,135	6.350%, 9/01/18 – MBIA Insured (Alternative Minimum Tax)	9/10 at 100.00	AAA	1,234,097

3,300	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear Project 2, Series 2002, ROL-SER-II-152, 9.522%, 7/01/18 – MBIA Insured (IF)	7/12 at 100.00	AAA	4,325,739

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 – FGIC Insured	9/12 at 100.00	AAA	6,337,860

7,475	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	8,080,699

460	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.250%, 9/01/26 (Pre-refunded 3/01/10) – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	497,274

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 – MBIA Insured (Alternative Minimum Tax)	3/10 at 101.00	AAA	9,426,632

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 – FGIC Insured (Alternative Minimum Tax)	9/12 at 100.00	AAA	1,933,101

11,400	Seattle, Washington, Water System Revenue Refunding Bonds, Series 1993, 5.250%, 3/01/24 (Pre-refunded 3/01/09) – FGIC Insured	3/09 at 100.00	AAA	11,836,278

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 – FGIC Insured	6/12 at 100.00	AAA	1,084,770

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa	8,475,336

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 – MBIA Insured	10/12 at 100.00	AAA	2,171,422
62,220	Total Washington			67,283,165
	Wisconsin – 1.2%

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	AAA	2,625,280

1,650	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	AAA	1,748,043

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 – MBIA Insured	5/13 at 100.00	AAA	5,341,200
8,650	Total Wisconsin			9,714,523
$806,915	Total Investments (cost $779,048,060) – 98.9%			829,687,513

	Other Assets Less Liabilities – 1.1%			9,301,567

	Net Assets – 100%			$838,989,080

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund (continued)

October 31, 2006

Primarily all of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	National – 0.1%

$3,500	GMAC Municipal Mortgage Trust, Series A1-1, 4.150%, 10/31/39 (Mandatory put 10/31/09) (Alternative Minimum Tax)	No Opt. Call	A3		$3,476,305
	Alabama – 3.4%

7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA		7,873,603

3,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/16	11/15 at 100.00	Baa1		3,187,980

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
750	5.000%, 11/15/12	No Opt. Call	A3		788,677
820	5.000%, 11/15/15	No Opt. Call	A3		867,199
2,925	5.000%, 11/15/16	11/15 at 100.00	A3		3,086,606

4,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%, 4/01/09 – MBIA Insured	No Opt. Call	AAA		4,135,400

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,100	5.000%, 1/01/09	No Opt. Call	A+		4,214,513
6,120	5.000%, 1/01/10	No Opt. Call	A+		6,354,457
4,000	5.250%, 1/01/11	No Opt. Call	A+		4,231,640
10,000	5.250%, 1/01/12	No Opt. Call	A+		10,700,500
7,000	5.250%, 1/01/13	No Opt. Call	A+		7,558,950
10,000	5.250%, 1/01/14	No Opt. Call	A+		10,891,900
6,000	5.250%, 1/01/16	1/14 at 100.00	A+		6,515,520

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded 2/01/09) – FGIC Insured	2/09 at 101.00	AAA		5,284,550

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA		9,956,326
80,435	Total Alabama				85,647,821
	Alaska – 0.3%

	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 2005A:

4,000 3,000	5.250%, 7/01/13 – FSA Insured 5.250%, 7/01/14 – FSA Insured	No Opt. Call No Opt. Call	AAA AAA		4,374,240 3,310,950
7,000	Total Alaska				7,685,190
	Arizona – 1.9%

4,025	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09	No Opt. Call	A		4,163,701

1,805	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.125%, 7/01/09 (Pre-refunded 7/01/07)	7/07 at 100.00	A	(3)	1,833,519

	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004:
2,695	4.000%, 4/01/13	No Opt. Call	A–		2,689,637
1,000	5.000%, 4/01/17	4/14 at 100.00	A–		1,048,090

5,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.250%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA		5,486,400

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 – MBIA Insured	7/13 at 100.00	Aaa		6,564,540

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB		2,995,825

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14	No Opt. Call	Baa1		2,871,246

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – MBIA Insured	12/13 at 100.00	AAA		11,845,900

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Arizona (continued)

$3,260	Tempe, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/13	No Opt. Call	AA+	$3,529,211

3,770	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A, 5.000%, 7/01/15 – AMBAC Insured	7/13 at 100.00	AAA	4,062,816
44,105	Total Arizona			47,090,885
	Arkansas – 1.0%

	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B:
500	5.000%, 9/01/09	No Opt. Call	BBB	510,350
2,500	5.625%, 9/01/28	9/09 at 100.00	BBB	2,572,200

	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006:
8,715	4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AAA	8,898,712
3,400	4.000%, 9/01/14 – FGIC Insured	No Opt. Call	AAA	3,473,780
5,000	3.950%, 9/01/15 – FGIC Insured	No Opt. Call	AAA	5,081,950

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	BBB	1,341,641
1,000	5.000%, 2/01/17	2/15 at 100.00	BBB	1,052,880
1,165	5.000%, 2/01/18	2/15 at 100.00	BBB	1,221,805
23,550	Total Arkansas			24,153,318
	California – 8.6%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,065,280
10,000	5.875%, 5/01/16 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	11,272,200

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 – AMBAC Insured	1/07 at 100.00	AAA	3,848,999

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
8,075	5.500%, 6/01/14	12/13 at 100.00	A	8,976,897
3,940	5.500%, 6/01/17	12/13 at 100.00	A	4,367,096

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G:
2,190	5.250%, 7/01/11	No Opt. Call	BBB+	2,314,436
750	5.250%, 7/01/13	No Opt. Call	BBB+	802,755

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA+	16,293,750
20,000	5.250%, 7/01/13	No Opt. Call	AA+	21,958,200
7,500	5.250%, 7/01/14	No Opt. Call	AA+	8,309,025

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 – MBIA Insured	2/13 at 100.00	AAA	11,886,236

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	20,030,040

12,700	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.250%, 2/01/13	2/07 at 100.00	Baa2	12,709,398

3,695	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	8/13 at 100.00	AA	4,005,011

2,185	Delano Financing Authority, California, State Correctional Facilities Lease Revenue Bonds, Series 2002A, 5.750%, 4/01/10	No Opt. Call	A–	2,316,930

10,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34 (Pre-refunded 1/01/07)	1/07 at 100.00	AAA	10,042,200

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA	5,805,950

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA	5,514,450

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	California (continued)

$17,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B, 4.750%, 7/01/19 (WI/DD, Settling 11/15/06) – FSA Insured	7/16 at 100.00	AAA		$18,348,998

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	4/08 at 101.00	AAA		6,150,060

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 101.00	Baa3	(3)	4,327,480

100	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 4.700%, 6/01/11 (ETM)	No Opt. Call	AAA		104,973

6,100	University of California, General Revenue Bonds, Series 2003B, 5.250%, 5/15/15 – AMBAC Insured	5/13 at 100.00	AAA		6,674,254

9,000	University of California, General Revenue Bonds, Series 2005F, 5.000%, 5/15/19 – FSA Insured	5/13 at 101.00	AAA		9,700,650

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 – FSA Insured	9/11 at 101.00	AAA		9,398,375

875	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company, Series 1966A, 4.000%, 3/01/16	3/07 at 100.00	Baa3		869,435
198,855	Total California				215,093,078
	Colorado – 2.1%

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	12/06 at 102.00	AA		2,031,260

11,830	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26 (WI/DD, Settling 11/09/06)	9/16 at 100.00	AA		12,541,220

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16 (WI/DD, Settling 11/01/06)	No Opt. Call	A–		1,068,000
1,000	5.250%, 6/01/18 (WI/DD, Settling 11/01/06)	6/16 at 100.00	A–		1,081,360

2,000	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(3)	2,277,320

10,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	AAA		10,851,000

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)	11/10 at 100.00	AAA		3,245,490

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)	11/11 at 100.00	AAA		10,617,775

5,775	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	AAA		6,249,359

3,385	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 5.000%, 12/01/12 – XLCA Insured	No Opt. Call	AAA		3,623,981
49,905	Total Colorado				53,586,765
	District of Columbia – 2.7%

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
325	5.375%, 5/15/10	No Opt. Call	BBB		336,944
7,090	6.000%, 5/15/11	No Opt. Call	BBB		7,595,659
3,500	5.800%, 5/15/13	5/11 at 101.00	BBB		3,742,445
3,730	5.875%, 5/15/14	5/11 at 101.00	BBB		3,995,017
10,465	6.250%, 5/15/24	5/11 at 101.00	BBB		11,287,863
2,920	6.500%, 5/15/33	No Opt. Call	BBB		3,496,408

10,065	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – FSA Insured	4/09 at 160.00	AAA		11,551,601

	District of Columbia, Certificates of Participation, Series 2003:
3,695	5.500%, 1/01/15 – AMBAC Insured	1/14 at 100.00	AAA		4,084,416
1,000	5.500%, 1/01/16 – AMBAC Insured	1/14 at 100.00	AAA		1,102,100

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	District of Columbia (continued)

$11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 – AMBAC Insured	6/13 at 100.00	AAA	$12,398,324

1,900	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 – MBIA Insured	No Opt. Call	AAA	2,088,917

6,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/17 – AMBAC Insured	10/08 at 101.00	AAA	6,482,750
62,470	Total District of Columbia			68,162,444
	Florida – 3.0%

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA	5,307,800

500	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 – MBIA Insured	No Opt. Call	AAA	547,250

40	Escambia County Housing Finance Authority, Florida, GNMA/FNMA Multi-County Single Family Mortgage Revenue Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum Tax)	4/07 at 102.00	Aaa	40,540

7,760	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/17 – AMBAC Insured	7/15 at 101.00	AAA	8,509,771

3,245	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 – AMBAC Insured	7/13 at 101.00	AAA	3,500,511

3,520	Florida State Correctional Privatization Commission, Certificates of Participation, Series 2004A, 5.000%, 8/01/14 – AMBAC Insured	No Opt. Call	AAA	3,811,632

2,125	Florida State Correctional Privatization Commission, Certificates of Participation, Series 2004B, 5.000%, 8/01/15 – AMBAC Insured	8/14 at 100.00	AAA	2,295,128

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – FSA Insured	7/13 at 101.00	AAA	8,317,449

1,690	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1997, 5.750%, 10/01/11 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA	1,839,227

200	Halifax Hospital Medical Center, Daytona Beach, Florida, Healthcare Facilities Revenue Bonds, Halifax Management System Inc., Series 1998A, 4.600%, 4/01/08 – ACA Insured	No Opt. Call	A	201,658

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 – AMBAC Insured	No Opt. Call	AAA	5,624,250

400	Lee County, Florida, Capital Improvement Revenue Refunding Bonds, Series 1997A, 5.750%, 10/01/11 – MBIA Insured	No Opt. Call	AAA	438,988

85	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	1/07 at 102.00	BBB+	86,810

3,675	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/10	No Opt. Call	BBB+	3,807,226

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – MBIA Insured	6/15 at 100.00	AAA	5,291,150

65	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/07 at 102.00	AAA	65,347

6,020	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1	6,466,744

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured	No Opt. Call	AAA	8,460,785

2,460	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – MBIA Insured (ETM)	No Opt. Call	Aaa	2,777,192

535	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	1/07 at 102.00	N/R	548,958
6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – FSA Insured	1/15 at 100.00	AAA	6,472,463
68,575	Total Florida			74,410,879

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Georgia – 0.5%

$10,000	Appling County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Hatch Plant Project, Series 2006, 4.400%, 7/01/16 – AMBAC Insured	7/11 at 100.00	AAA		$10,251,800

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BBB+		1,044,350
11,000	Total Georgia				11,296,150
	Hawaii – 0.4%

5,105	Hawaii, Highway Revenue Bonds, Series 2003, 5.000%, 7/01/12 – FSA Insured	No Opt. Call	AAA		5,464,137

5,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2004B, 5.000%, 7/01/12 – MBIA Insured	No Opt. Call	AAA		5,349,100
10,105	Total Hawaii				10,813,237
	Idaho – 0.1%

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BBB–		483,660
1,300	5.250%, 9/01/20	9/16 at 100.00	BBB–		1,382,550
1,750	Total Idaho				1,866,210
	Illinois – 8.3%

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19 (Pre-refunded 7/01/12)	7/12 at 100.00	AA	(3)	19,055,225

6,550	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted Housing Development Revenue Refunding Bonds, Series 1992B, 6.900%, 7/01/22	1/07 at 100.00	AA		6,561,266

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 (Pre-refunded 3/01/13) – AMBAC Insured	3/13 at 100.00	AAA		9,920,547

7,010	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/07 at 100.00	AA		7,013,365

5,000	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/16 – FSA Insured	1/15 at 100.00	AAA		5,423,100

10,000	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 101.00	AAA		10,512,800

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 – FGIC Insured	11/06 at 102.00	AAA		22,804,482

20,000	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AAA		21,667,000

6,760	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA		7,297,623

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB		1,024,160

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A–		518,650
500	5.500%, 9/01/10	9/08 at 101.00	A–		518,290

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2		9,908,457

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 – MBIA Insured	11/08 at 101.00	AAA		1,042,090

8,000	Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999, 6.250%, 11/15/29 (Pre-refunded 11/15/09)	11/09 at 101.00	A	(3)	8,680,320

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24	10/11 at 100.00	A		3,212,910

	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
500	5.750%, 8/15/08 (Pre-refunded 8/15/07)	8/07 at 101.00	N/R	(3)	512,840
3,245	5.375%, 8/15/16 (Pre-refunded 8/15/07)	8/07 at 101.00	N/R	(3)	3,318,986

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Illinois (continued)

$7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – MBIA Insured	8/13 at 100.00	AAA		$7,957,006

10,330	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/13	No Opt. Call	AA		11,084,503

3,425	Illinois, General Obligation Bonds, Series 2003A, 5.000%, 10/01/17	10/13 at 100.00	AA		3,665,298

	Illinois, General Obligation Bonds, Series 2006A:
5,425	5.000%, 6/01/14	No Opt. Call	AA		5,886,342
10,400	5.000%, 6/01/18	No Opt. Call	AA		11,473,072

23,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.750%, 6/15/41 – MBIA Insured	6/12 at 101.00	AAA		25,423,970

3,707	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 – Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		3,790,815
194,722	Total Illinois				208,273,117
	Indiana – 1.2%

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	A–		3,118,860

11,590	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 – AMBAC Insured (ETM)	3/07 at 100.00	AAA		11,719,113

6,030	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/20 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AAA		6,502,089

1,990	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/06 at 100.00	N/R	(3)	2,386,209

5,815	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17	2/15 at 100.00	BBB		5,961,712
28,425	Total Indiana				29,687,983
	Iowa – 0.6%

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
1,290	5.250%, 7/01/13	No Opt. Call	BBB–		1,345,483
2,235	5.250%, 7/01/14	No Opt. Call	BBB–		2,334,435
4,460	5.250%, 7/01/15	No Opt. Call	BBB–		4,663,376
2,000	5.250%, 7/01/16	No Opt. Call	BBB–		2,093,240
820	5.000%, 7/01/19	7/16 at 100.00	BBB–		833,784

560	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	2/07 at 100.00	Aaa		564,586

50	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/11 (ETM)	No Opt. Call	AAA		53,925

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
2,475	5.500%, 6/01/12 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		2,686,984
90	5.500%, 6/01/13 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		97,709
1,195	5.500%, 6/01/14 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA		1,297,352
15,175	Total Iowa				15,970,874
	Kansas – 0.6%

	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003:
3,350	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AAA		3,591,334
7,700	5.000%, 10/01/20 – FGIC Insured	10/13 at 100.00	AAA		8,254,708

1,825	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		1,909,680
12,875	Total Kansas				13,755,722

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Kentucky – 0.9%

$500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(3)	$529,535

4,820	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.125%, 10/01/17 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA		5,258,668

16,980	Kentucky Turnpike Authority, Road Resource Recovery Revenue Refunding Bonds, Series 1987A, 5.000%, 7/01/08 (ETM)	1/07 at 100.00	Aa3	(3)	17,094,106
22,300	Total Kentucky				22,882,309
	Louisiana – 2.3%

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006:
11,775	5.000%, 6/01/11 (WI/DD, Settling 11/01/06) – AMBAC Insured	No Opt. Call	AAA		12,447,588
9,000	5.250%, 6/01/13 – AMBAC Insured	No Opt. Call	AAA		9,806,580
12,080	5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	AAA		13,148,597

5,030	New Orleans, Louisiana, Refunding Certificates of Indebtedness, Series 1998B, 5.000%, 12/01/12 – FSA Insured	12/08 at 102.00	AAA		5,239,248

2,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A+		2,401,776

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB		13,792,916
53,235	Total Louisiana				56,836,705
	Maryland – 0.1%

1,450	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/07 at 102.00	Aa2		1,481,755
	Massachusetts – 4.8%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		8,811,713

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 – ACA Insured	7/08 at 101.00	A		823,544

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,560,045
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB		1,898,365

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA		11,249,900

12,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 1/01/13)	1/13 at 100.00	AA	(3)	13,413,000

7,040	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/13)	8/13 at 100.00	AA	(3)	7,587,078

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	AAA		10,892,100

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	AA		7,926,590

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
10,000	5.000%, 12/15/11 – FSA Insured	No Opt. Call	Aaa		10,628,000
22,325	5.000%, 12/15/12 – FSA Insured	No Opt. Call	Aaa		23,921,238
12,000	5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		12,957,480
7,015	5.000%, 12/15/14 – FSA Insured	No Opt. Call	Aaa		7,626,848
110,145	Total Massachusetts				119,295,901

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Michigan – 7.4%

$1,230	Detroit City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2003A, 5.250%, 5/01/11 – FGIC Insured	No Opt. Call	AAA		$1,311,783

	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A:
4,555	5.000%, 7/01/18 – FSA Insured	7/16 at 100.00	AAA		4,951,239
9,295	5.000%, 7/01/19 – FSA Insured	7/16 at 100.00	AAA		10,056,911

	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006C:
3,910	5.000%, 7/01/17 – FSA Insured	7/16 at 100.00	AAA		4,264,950
4,765	5.000%, 7/01/18 – FSA Insured	7/16 at 100.00	AAA		5,179,507

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured	4/14 at 100.00	AAA		8,466,196

10,850	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 (Mandatory put 1/01/12) – MBIA Insured	1/12 at 100.00	AAA		11,725,812

4,415	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2006C, 5.000%, 7/01/17 – FGIC Insured	7/16 at 100.00	AAA		4,815,794

7,500	Dickinson County Economic Development Corporation, Michigan, Environmental Improvement Revenue Bonds, International Paper Company, Series 2002A, 5.750%, 6/01/16	6/12 at 100.00	BBB		8,055,600

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB		7,202,633

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BBB		1,162,717

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Aquinas College, Series 1998C, 5.125%, 5/01/16 – RAAI Insured	5/08 at 100.00	AA		3,425,066

4,025	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/15	10/14 at 100.00	AAA		4,389,786

8,860	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA		9,532,031

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998I:
14,080	4.750%, 10/15/17	10/09 at 100.00	AA–		14,436,506
3,850	4.750%, 10/15/21	10/09 at 100.00	AA–		3,920,532

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I:
8,630	5.250%, 10/15/12 – FSA Insured	No Opt. Call	AAA		9,376,927
3,500	5.250%, 10/15/15 – FSA Insured	10/13 at 100.00	AAA		3,834,460

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	2/07 at 100.00	BB–		20,188,431
41,900	5.500%, 8/15/23	2/07 at 100.00	BB–		41,488,961

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Regional Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08 (ETM)	No Opt. Call	Aaa		1,035,890

195	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	A–		198,097

175	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB–		176,439

40	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08 (ETM)	No Opt. Call	N/R	(3)	40,783

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB–		1,116,925
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB–		1,350,367
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB–		1,420,919

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A		1,547,984
177,380	Total Michigan				184,673,246

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Minnesota – 0.8%

	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners Inc., Series 2003:
$1,050	5.250%, 12/01/10	No Opt. Call	Baa1	$1,099,560
3,130	5.250%, 12/01/11	No Opt. Call	Baa1	3,309,005

805	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 – MBIA Insured	2/07 at 100.00	AAA	825,922

	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
225	5.000%, 2/01/12	No Opt. Call	N/R	231,327
375	5.000%, 2/01/13	No Opt. Call	N/R	386,366
400	5.000%, 2/01/14	No Opt. Call	N/R	410,908
300	5.000%, 2/01/15	No Opt. Call	N/R	308,223

950	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	BBB	975,707

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	Baa3	2,922,822

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,903,640

5,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 – ACA Insured	No Opt. Call	A	5,400,250
17,590	Total Minnesota			18,773,730
	Mississippi – 0.3%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/07 at 100.00	BBB–	8,686,933
	Missouri – 2.1%

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
1,290	4.250%, 3/01/12	No Opt. Call	BBB+	1,304,861
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,488,132
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,545,330

6,220	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/15 – MBIA Insured	3/14 at 100.00	Aaa	6,739,868

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,533,747

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
320	5.375%, 11/15/09	11/08 at 102.00	N/R	319,770
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,675,952

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/12 at 100.00	AAA	14,249,030

300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.550%, 2/01/09	2/07 at 102.00	N/R	306,786

14,380	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	15,535,289
48,340	Total Missouri			51,698,765
	Montana – 0.3%

6,665	Montana Health Facility Authority, Healthcare Facility Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	12/06 at 102.00	BB+	6,787,369

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Nevada – 0.1%

$1,925	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/06 at 103.00	N/R		$1,995,782

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 11/01/17 – ACA Insured	10/12 at 101.00	A		3,353,760
4,925	Total Nevada				5,349,542
	New Hampshire – 0.5%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+		425,623
430	5.000%, 7/01/15	No Opt. Call	BBB+		452,674
445	5.000%, 7/01/16	No Opt. Call	BBB+		469,221

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006:
415	5.250%, 6/01/13	No Opt. Call	Baa3		436,094
1,000	5.250%, 6/01/21	6/16 at 100.00	Baa3		1,043,180

10,000	New Hampshire Housing Finance Authority, Multifamily Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa		10,407,300
12,695	Total New Hampshire				13,234,092
	New Jersey – 3.9%

1,130	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A, 5.000%, 2/15/13	No Opt. Call	BBB		1,185,359

14,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		15,162,560

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Mandatory put 12/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		1,079,930

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,760	5.375%, 6/15/15 (WI/DD, Settling 11/01/06)	No Opt. Call	BBB		8,416,418
2,270	5.625%, 6/15/19	6/10 at 100.00	BBB		2,392,943

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	Baa3		413,036

8,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 – FGIC Insured	12/15 at 100.00	AAA		8,909,044

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	AA–		11,309,400

	New Jersey, General Obligation Bonds, Series 2001H:
8,070	5.250%, 7/01/12	No Opt. Call	AA		8,735,936
6,150	5.250%, 7/01/12 – FGIC Insured	No Opt. Call	AAA		6,667,338

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
6,815	5.000%, 6/01/09	No Opt. Call	BBB		6,941,077
6,315	5.500%, 6/01/12	No Opt. Call	BBB		6,695,416
100	5.000%, 6/01/14	6/12 at 100.00	BBB		103,263
100	5.000%, 6/01/15	6/12 at 100.00	BBB		103,013
9,535	5.750%, 6/01/16	6/12 at 100.00	BBB		10,148,768
6,925	5.375%, 6/01/18	6/12 at 100.00	BBB		7,212,249
1,890	5.750%, 6/01/32	6/12 at 100.00	BBB		2,008,768
90,500	Total New Jersey				97,484,518
	New Mexico – 0.3%

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(3)	8,269,864

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New York – 13.2%

$3,635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2006A, 5.000%, 7/01/17 – MBIA Insured	7/16 at 100.00	AAA		$3,991,121

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
2,150	5.000%, 11/01/13	11/10 at 100.00	Aa1		2,246,535
1,065	5.000%, 11/01/14	11/10 at 100.00	Aa1		1,111,615

15,500	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court Facilities, Series 2003A, 5.500%, 5/15/18 (Pre-refunded 5/15/13)	5/13 at 100.00	A+	(3)	17,235,380

3,160	Dormitory Authority of the State of New York, Revenue Bonds, Catskill Regional Hospital, Series 2004, 5.250%, 2/15/17 – FGIC Insured	2/15 at 100.00	AAA		3,474,515

5,925	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B, 5.500%, 8/15/17	2/07 at 102.00	AA-		6,070,222

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 – FSA Insured	No Opt. Call	AAA		17,630,745

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 – MBIA Insured	10/12 at 100.00	AAA		9,034,842

16,845	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA		17,396,505

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
12,500	5.250%, 12/01/13	No Opt. Call	A–		13,654,125
1,540	5.250%, 6/01/14	No Opt. Call	A–		1,687,686

17,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		18,252,560

16,195	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 – AMBAC Insured	11/15 at 100.00	AAA		17,745,023

4,000	New York City Transitional Finance Authority, New York, Senior Lien Future Tax Secured Bonds, Fiscal Series 2005A-1, 5.000%, 11/01/19	5/15 at 100.00	AAA		4,320,840

8,180	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	AA–		8,469,408

2,590	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13 (Pre-refunded 8/01/08)	8/08 at 101.00	AA–	(3)	2,696,190

6,435	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/07	No Opt. Call	AA–		6,503,661

	New York City, New York, General Obligation Bonds, Fiscal Series 2004A:
10,185	5.000%, 8/01/11	No Opt. Call	AA–		10,771,350
7,080	5.000%, 8/01/12	No Opt. Call	AA–		7,549,758

	New York City, New York, General Obligation Bonds, Fiscal Series 2004B:
15,000	5.250%, 8/01/11	No Opt. Call	AA–		16,025,700
5,000	5.250%, 8/01/12	No Opt. Call	AA–		5,395,950

	New York City, New York, General Obligation Bonds, Fiscal Series 2004I:
8,680	5.000%, 8/01/16 – MBIA Insured	8/14 at 100.00	AAA		9,393,062
5,775	5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA		6,236,134

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – MBIA Insured	8/14 at 100.00	AAA		5,399,250

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/17 – FSA Insured	8/16 at 100.00	AAA		5,484,350

2,785	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB		2,858,357

5,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Project, Series 2002K, 5.500%, 6/15/16	No Opt. Call	AAA		5,732,000

7,090	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Second Resolution, New York City Municipal Water Finance Authority Projects, Subordinated Series 2006B, 5.000%, 6/15/21	6/16 at 100.00	Aa1		7,666,063

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New York (continued)

$15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1		$16,405,454

5,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A, 5.500%, 3/15/18 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA		5,480,250

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA–		2,100,680
40,000	5.500%, 6/01/17	6/11 at 100.00	AA–		42,947,600

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
15,000	5.500%, 6/01/17	6/11 at 100.00	AA–		16,105,350
10,000	5.500%, 6/01/18	6/12 at 100.00	AA–		10,855,500

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		1,093,090

200	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R		202,736
307,085	Total New York				329,223,607
	North Carolina – 3.1%

11,230	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08	No Opt. Call	BBB		11,646,633

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	BBB		2,630,100

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
5,000	5.375%, 1/01/11	No Opt. Call	BBB		5,301,550
20,000	5.375%, 1/01/13	No Opt. Call	BBB		21,585,000
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB		11,483,340

2,000	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A, 5.000%, 2/01/11	No Opt. Call	AA+		2,104,080

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–		2,123,320

500	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006B, 4.200%, 7/01/10	7/08 at 100.00	N/R		502,815

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	A3		7,594,300
10,000	5.250%, 1/01/18 – MBIA Insured	1/13 at 100.00	AAA		10,781,400

520	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10 (ETM)	12/06 at 100.00	N/R	(3)	521,742
71,750	Total North Carolina				76,274,280
	Ohio – 0.8%

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	AAA		1,062,690

5,635	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer District, Series 2003A, 5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA		6,090,195

1,970	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/15	No Opt. Call	A–		2,115,347

2,280	Ohio Department of Administrative Services, Certificates of Participation, Administrative Knowledge System Project, Series 2005A, 5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA		2,434,379

6,140	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II, 5.375%, 12/01/12	No Opt. Call	AA		6,718,879

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Ohio (continued)

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
$735	5.000%, 11/15/14	No Opt. Call	A–	$784,466
805	5.000%, 11/15/16	No Opt. Call	A–	863,982
18,565	Total Ohio			20,069,938
	Oklahoma – 0.6%

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BBB–	2,692,355

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 – FGIC Insured	7/13 at 101.00	AAA	9,057,479

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
120	5.250%, 5/15/12	No Opt. Call	BBB+	126,841
700	5.250%, 5/15/13	No Opt. Call	BBB+	743,197
790	5.250%, 5/15/14	No Opt. Call	BBB+	841,429
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+	1,114,880
13,530	Total Oklahoma			14,576,181
	Oregon – 0.7%

8,720	Oregon Department of Administrative Services, Certificates of Participation, Series 1997A, 5.800%, 5/01/24 (Pre-refunded 5/01/07) – AMBAC Insured	5/07 at 101.00	AAA	8,903,992

7,445	Portland, Oregon, Sewer System Revenue Bonds, Series 2004A, 5.000%, 10/01/16 – FSA Insured	10/14 at 100.00	AAA	8,087,727
16,165	Total Oregon			16,991,719
	Pennsylvania – 1.1%

5,475	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	5,765,394

495	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 4.950%, 4/01/08	No Opt. Call	BBB–	499,049

5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/17 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	5,525,450

13,655	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AAA	14,684,177
24,625	Total Pennsylvania			26,474,070
	Puerto Rico – 2.9%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 – MBIA Insured	7/12 at 101.00	AAA	4,589,424
5,000	5.000%, 7/01/20 – MBIA Insured	7/12 at 101.00	AAA	5,362,750

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	11,099,900

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/28 (Mandatory put 7/01/12)	7/12 at 100.00	BBB	3,159,150

5,500	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2004A, 5.750%, 8/01/27 (Mandatory put 2/01/12)	2/12 at 100.00	BBB–	5,952,705

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – MBIA Insured	No Opt. Call	AAA	11,464,300

10,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 – FGIC Insured	No Opt. Call	AAA	11,006,000

5,280	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Z, 6.250%, 7/01/15 – MBIA Insured	No Opt. Call	AAA	6,293,971

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA	11,935,990

2,200	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/08	No Opt. Call	BBB	2,224,772
66,180	Total Puerto Rico			73,088,962

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Rhode Island – 0.4%

$2,265	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Johnson and Wales University, Series 2003, 5.000%, 4/01/10 – XLCA Insured	No Opt. Call	AAA	$2,365,657

7,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	8,447,492
10,160	Total Rhode Island			10,813,149
	South Carolina – 0.7%

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28 (Pre-refunded 12/01/12)	12/12 at 101.00	Aaa	4,428,920

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	BBB+	1,586,505
2,000	5.250%, 12/01/24	12/15 at 100.00	BBB+	2,113,800

3,600	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 1999A, 5.500%, 1/01/11 – MBIA Insured	1/10 at 101.00	AAA	3,836,052

5,700	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB	6,091,248
16,800	Total South Carolina			18,056,525
	South Dakota – 0.4%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
450	5.000%, 4/01/09	No Opt. Call	BBB+	459,369
760	5.000%, 4/01/17	4/13 at 100.00	BBB+	783,423
800	5.000%, 4/01/18	4/13 at 100.00	BBB+	822,184
840	5.000%, 4/01/19	4/13 at 100.00	BBB+	861,412
820	5.000%, 4/01/20	4/13 at 100.00	BBB+	839,614

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	A+	4,211,960

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
275	4.500%, 9/01/10	No Opt. Call	A–	280,712
295	4.500%, 9/01/12	No Opt. Call	A–	303,257
300	4.550%, 9/01/14	No Opt. Call	A–	308,892
8,540	Total South Dakota			8,870,823
	Tennessee – 2.5%

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	749,535
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	780,878

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
14,645	5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AAA	15,846,915
10,000	5.000%, 12/01/15 – MBIA Insured	12/13 at 100.00	AAA	10,769,000
15,500	5.000%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	16,612,280

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	529,580

2,000	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB	2,112,340

6,750	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/31 (Mandatory put 8/01/07) (Alternative Minimum Tax)	No Opt. Call	BBB	6,732,180

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R	7,507,217

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tennessee (continued)

$1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19 (WI/DD, Settling 11/02/06)	9/16 at 100.00	BBB+	$1,466,724
59,610	Total Tennessee			63,106,649
	Texas – 7.0%

5,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	5,420,900

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 – MBIA Insured	5/13 at 100.00	AAA	9,514,032

6,585	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, Series 1997, 6.500%, 8/01/23 (Pre-refunded 8/01/08)	8/08 at 100.00	AAA	6,913,065

11,675	Dallas, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/18 (WI/DD, Settling 11/20/06)	2/15 at 100.00	AA+	12,631,416

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,759,160

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A+	3,404,229
1,475	5.250%, 12/01/10	No Opt. Call	A+	1,555,992
1,000	5.250%, 12/01/11	No Opt. Call	A+	1,064,280
1,150	5.250%, 12/01/12	No Opt. Call	A+	1,234,352
1,000	5.250%, 12/01/13	No Opt. Call	A+	1,083,270

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	2/07 at 100.00	AAA	7,018,340

12,555	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health, Series 1999A, 5.625%, 7/01/12 (Pre-refunded 7/01/09) – MBIA Insured	7/09 at 101.00	AAA	13,294,615

15,000	Harris County, Texas, Subordinate Lien General Obligation Bonds, Series 2004B, 5.000%, 8/15/32 (Mandatory put 8/15/12) – FSA Insured	No Opt. Call	AAA	15,977,250

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
3,500	5.250%, 5/15/11 – MBIA Insured	No Opt. Call	AAA	3,737,510
5,750	5.250%, 5/15/12 – MBIA Insured	No Opt. Call	AAA	6,206,895
3,595	5.250%, 5/15/13 – MBIA Insured	No Opt. Call	AAA	3,917,687

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	6,683,340
5,385	5.750%, 12/01/16 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AAA	5,998,298

	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A:
10,000	5.500%, 12/01/14 – FSA Insured	12/11 at 100.00	AAA	10,845,600
4,200	5.500%, 12/01/17 – FSA Insured	12/11 at 100.00	AAA	4,552,338

10,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A, 5.000%, 12/01/30 (Pre-refunded 12/01/12) – FSA Insured	12/12 at 100.00	AAA	10,733,000

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,660,953

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – FSA Insured	10/15 at 100.00	AAA	6,568,290

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA	4,886,765

	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
2,855	5.250%, 12/15/14 – FGIC Insured	12/13 at 100.00	AAA	3,112,178
3,465	5.250%, 12/15/17 – FGIC Insured	12/13 at 100.00	AAA	3,772,415

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	9,175,837
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	10,055,178

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Texas (continued)

$800	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3		$824,400
163,330	Total Texas				174,601,585
	Virgin Islands – 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R		1,024,770
	Virginia – 0.8%

2,370	Chesapeake Hospital Authority, Virginia, Revenue Bonds, Chesapeake General Hospital, Series 2004A, 5.250%, 7/01/13	No Opt. Call	A3		2,543,152

5,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Goverment Center Properties, Series 2003, 5.000%, 5/15/14	No Opt. Call	AA+		5,437,150

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
2,685	5.250%, 10/01/14 – FGIC Insured	10/13 at 100.00	AAA		2,926,569
2,280	5.250%, 10/01/15 – FGIC Insured	10/13 at 100.00	AAA		2,479,363

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3		585,114

4,645	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.250%, 6/01/19	6/15 at 100.00	BBB		4,882,174
17,535	Total Virginia				18,853,522
	Washington – 4.9%

2,620	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	1/07 at 100.00	AA		2,622,646

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA	(3)	2,727,452

4,730	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station - Nuclear Project 2, Series 2004A, 5.250%, 7/01/11 – AMBAC Insured	No Opt. Call	AAA		5,061,242

	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station – Nuclear Project 2, Series 2003A:
4,145	5.500%, 7/01/12	No Opt. Call	Aaa		4,530,775
4,100	5.500%, 7/01/14	No Opt. Call	Aaa		4,578,347

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 – FSA Insured	7/11 at 101.00	AAA		5,442,300

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 – MBIA Insured	7/12 at 100.00	AAA		5,429,400

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA		5,474,464

6,045	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2003, 5.250%, 11/01/16 – FSA Insured	11/13 at 100.00	AAA		6,625,985

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2		1,237,487

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 – FGIC Insured	7/14 at 100.00	AAA		9,778,786

5,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aaa		6,258,100

12,610	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993A, 7.000%, 7/01/07 (ETM)	No Opt. Call	Aaa		12,895,364

7,805	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa		8,462,103

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Washington (continued)

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
$5,000	5.250%, 6/01/09	No Opt. Call	BBB		$5,122,750
320	5.500%, 6/01/12	No Opt. Call	BBB		339,277
6,505	6.500%, 6/01/26	6/13 at 100.00	BBB		7,233,040

12,000	Washington State, General Obligation Bonds, Series 1992B, 6.400%, 6/01/17 – MBIA Insured	No Opt. Call	AAA		14,495,880

5,000	Washington State, General Obligation Bonds, Series 2007A, 5.000%, 7/01/17 – FSA Insured	7/16 at 100.00	AAA		5,475,000

7,845	Washington, Various Purpose General Obligation Bonds, Series 2000A, 5.625%, 7/01/21 – FSA Insured	7/10 at 100.00	AAA		8,370,380
111,565	Total Washington				122,160,778
	Wisconsin – 3.1%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB		3,036,060
1,265	5.000%, 6/01/09	No Opt. Call	BBB		1,289,326
150	5.500%, 6/01/10	No Opt. Call	BBB		156,344
100	5.750%, 6/01/12	No Opt. Call	BBB		107,408
4,100	6.000%, 6/01/17	6/12 at 100.00	BBB		4,414,101

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 – AMBAC Insured	No Opt. Call	AAA		4,951,484

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College, Series 1998, 5.000%, 10/01/09	10/07 at 101.00	BBB		759,398

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB		2,060,240

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	AAA		8,053,634

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA		10,236,800

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA		3,651,669

2,820	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)	No Opt. Call	AA	(3)	3,050,027

8,105	Wisconsin, General Obligation Bonds, Series 2001F, 5.250%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		8,742,620

	Wisconsin, General Obligation Bonds, Series 2005I:
5,000	5.000%, 5/01/15 (WI/DD, Settling 11/01/06) – MBIA Insured	No Opt. Call	AAA		5,465,800
17,620	5.000%, 5/01/16 – MBIA Insured	5/15 at 100.00	AAA		19,194,344

2,035	Wisconsin, Transportation Revenue Refunding Bonds, Series 1998A, 5.500%, 7/01/11	No Opt. Call	AA+		2,199,160
71,962	Total Wisconsin				77,368,415
$2,352,334	Total Investments (cost $2,429,753,192) – 100.8%				2,517,979,680

	Other Assets Less Liabilities – (0.8)%				(19,820,519)

	Net Assets – 100%				$2,498,159,161

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD Purchased	on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Alabama – 2.1%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A–	$4,057,138

3,630	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/12	No Opt. Call	Baa1	3,786,562

2,595	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	2,615,189

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3	1,053,470
1,000	5.000%, 11/15/14	No Opt. Call	A3	1,055,690

1,500	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International Paper Company, Series 1994A, 4.650%, 12/01/11	6/09 at 100.00	BBB	1,525,410

1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, International Paper Company, Series 1998A, 4.750%, 4/01/10	No Opt. Call	BBB	1,019,700
14,540	Total Alabama			15,113,159
	Arizona – 1.6%

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A–	1,054,807
695	5.250%, 5/15/11	No Opt. Call	A–	731,251
1,000	5.250%, 5/15/12	No Opt. Call	A–	1,059,650

	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005:
3,080	5.000%, 4/01/13	No Opt. Call	Baa1	3,236,680
3,000	5.000%, 4/01/15	No Opt. Call	Baa1	3,149,040

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB	2,006,660
10,800	Total Arizona			11,238,088
	Arkansas – 1.0%

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa2	1,707,739
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa2	3,621,573

1,605	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B, 5.000%, 2/01/12	No Opt. Call	BBB	1,684,030
6,640	Total Arkansas			7,013,342
	California – 11.2%

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
5,000	5.500%, 5/01/07	No Opt. Call	A1	5,049,000
3,000	5.500%, 5/01/08	No Opt. Call	A1	3,086,730
9,900	5.500%, 5/01/13 – AMBAC Insured	5/12 at 101.00	AAA	10,938,510

2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2005G, 5.000%, 7/01/09	No Opt. Call	A	2,576,875

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	A3	1,065,100

5,000	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds, Archstone Communities Trust, Archstone Oakridge Apartments, Series 1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)	No Opt. Call	BBB+	5,090,650

1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.250%, 7/01/13	No Opt. Call	BBB+	1,070,340

12,250	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	No Opt. Call	BBB	12,485,813

1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/12	No Opt. Call	AA+	1,086,250

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	California (continued)

$9,650	California, General Obligation Bonds, Series 2006, 5.000%, 3/01/13	No Opt. Call	A+	$10,387,067

10,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	11,127,800

	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001:
1,105	4.750%, 2/01/08	No Opt. Call	Baa2	1,110,989
1,115	4.750%, 2/01/09	No Opt. Call	Baa2	1,126,897
1,210	4.750%, 2/01/10	No Opt. Call	Baa2	1,227,194

	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005:
1,000	5.000%, 8/15/07	No Opt. Call	N/R	1,010,350
1,505	5.000%, 8/15/12	No Opt. Call	N/R	1,592,365
1,000	5.000%, 8/15/13	No Opt. Call	N/R	1,062,730

1,800	Merced Irrigation District, California, Combined Utility System Revenue Bonds, Series 2005, 4.000%, 7/01/09	7/08 at 100.00	A–	1,808,424

3,000	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 – FGIC Insured (ETM)	No Opt. Call	AAA	3,117,960

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa3	1,495,374
1,500	5.000%, 9/01/15	No Opt. Call	Baa3	1,579,455
74,955	Total California			79,095,873
	Colorado – 1.0%

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005:
260	5.000%, 6/01/08	No Opt. Call	A–	264,462
275	5.000%, 6/01/09	No Opt. Call	A–	282,425
250	5.000%, 6/01/11	No Opt. Call	A–	260,525

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2001:
660	5.300%, 9/01/07	No Opt. Call	A3	667,729
690	5.400%, 9/01/08	No Opt. Call	A3	708,285
830	5.500%, 9/01/09	No Opt. Call	A3	864,910

	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004:
680	4.500%, 1/15/09	No Opt. Call	BBB+	688,507
500	5.000%, 1/15/11	No Opt. Call	BBB+	520,130

2,450	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – MBIA Insured	No Opt. Call	AAA	2,645,559
6,595	Total Colorado			6,902,532
	Connecticut – 2.0%

185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	BB+	185,431

10,000	Connecticut, General Obligation Bonds, Series 2002E, 5.500%, 11/15/13 – FSA Insured	11/12 at 100.00	AAA	11,022,800

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)	No Opt. Call	A–	3,043,500
13,185	Total Connecticut			14,251,731
	Delaware – 1.0%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa2	2,091,180

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Mandatory put 7/01/10) (Alternative Minimum Tax)	No Opt. Call	Baa2	2,255,186

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	BBB+	598,902
1,215	5.250%, 6/01/10	No Opt. Call	BBB+	1,267,257

505	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB+	533,745
6,455	Total Delaware			6,746,270

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Florida – 2.9%

$8,000	Florida State Division of Bond Finance, Preservation 2000 Revenue Bonds, Department of Environmental Protection, Series 1998A, 6.000%, 7/01/13 – FSA Insured	No Opt. Call	AAA		$9,105,680

250	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005A, 5.000%, 11/15/12	No Opt. Call	A+		264,885

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3		1,754,940

2,700	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		2,802,816

2,165	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	1/07 at 102.00	BBB+		2,211,114

3,860	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/11	No Opt. Call	BBB+		4,031,809
18,625	Total Florida				20,171,244
	Georgia – 0.6%

3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/12 – FGIC Insured	No Opt. Call	AAA		3,270,990

350	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – MBIA Insured	No Opt. Call	AAA		416,378

210	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – MBIA Insured	No Opt. Call	AAA		245,748
3,560	Total Georgia				3,933,116
	Illinois – 2.3%

4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08 (ETM)	No Opt. Call	AA	(3)	4,374,608

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 – XLCA Insured	No Opt. Call	AAA		1,201,068
1,030	5.000%, 11/15/12 – XLCA Insured	No Opt. Call	AAA		1,098,299

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A		1,853,919
2,540	5.250%, 11/15/10	No Opt. Call	A		2,664,054

3,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa1		3,130,140

1,861	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 1 - Cambridge Lakes Project, Series 2005-1, 5.250%, 3/01/15	No Opt. Call	N/R		1,903,077
15,626	Total Illinois				16,225,165
	Indiana – 1.5%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
790	5.250%, 8/15/07	No Opt. Call	N/R		793,816
680	5.300%, 8/15/08	No Opt. Call	N/R		687,160
775	5.350%, 8/15/09	8/08 at 101.00	N/R		786,571

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/12	No Opt. Call	A+		1,052,740

3,200	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A, 5.000%, 11/01/07	No Opt. Call	AA–		3,244,416

4,150	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana and Michigan Power Company, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)	No Opt. Call	BBB		4,184,238
10,595	Total Indiana				10,748,941

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Kansas – 1.1%

$2,000	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company, Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3		$2,011,180

	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L:
1,000	5.250%, 11/15/11	No Opt. Call	A2		1,061,440
650	5.250%, 11/15/14	No Opt. Call	A2		702,962

3,665	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/12 – FSA Insured	No Opt. Call	AAA		3,939,032
7,315	Total Kansas				7,714,614
	Kentucky – 1.8%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09 (ETM)	No Opt. Call	Ba1	(3)	9,002,095

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 – FSA Insured (Alternative Minimum Tax)	No Opt. Call	AAA		2,494,402

985	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3		997,145
11,790	Total Kentucky				12,493,642
	Louisiana – 0.1%

520	Jefferson Parish Hospital Service District No. 1, Hospital Revenue Bonds (Series 1979) Parish of Jefferson, State of Louisiana (West Jefferson General Hospital Project), 7.250%, 1/01/09 (ETM)	No Opt. Call	Aaa		539,682
	Maryland – 0.3%

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	BBB+		532,005
1,755	5.000%, 8/15/10	No Opt. Call	BBB+		1,826,674
2,270	Total Maryland				2,358,679
	Massachusetts – 6.4%

1,935	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R		1,961,258

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 – MBIA Insured	No Opt. Call	AAA		5,267,100
5,000	5.625%, 1/01/12 – MBIA Insured	No Opt. Call	AAA		5,440,000

845	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Issue E, Series 1997B, 5.350%, 7/01/07 – AMBAC Insured (Alternative Minimum Tax)	1/07 at 101.50	AAA		850,400

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 – RAAI Insured	No Opt. Call	AA		1,322,311
545	5.250%, 10/01/10 – RAAI Insured	No Opt. Call	AA		573,896
1,625	5.000%, 10/01/11 – RAAI Insured	No Opt. Call	AA		1,712,019

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA		723,499

2,970	Massachusetts Industrial Finance Agency, Resource Recovery Remarketed Revenue Refunding Bonds, Ogden Haverhill Project, Series 1992A, 4.950%, 12/01/06	No Opt. Call	BBB		2,972,495

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,745	5.150%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	BBB		1,763,008
2,500	5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB		2,556,550

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Massachusetts (continued)

$5,000	Massachusetts, Federal Highway Grant Anticipation Notes, Series 2000A, 5.750%, 12/15/12 – FSA Insured	12/10 at 100.00	Aaa		$5,391,300

8,555	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA		9,251,890

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aaa		5,398,950

20	The Commonwealth of Massachusetts, General Obligation Bonds, Series 1992B Refunding, 6.500%, 8/01/08 (ETM)	No Opt. Call	AA	(3)	20,961
42,710	Total Massachusetts				45,205,637
	Michigan – 1.7%

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(3)	2,180,380

3,515	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – FSA Insured	No Opt. Call	AAA		3,857,431

303	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series 2001, 7.360%, 3/01/07	No Opt. Call	N/R		304,026

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09 (ETM)	No Opt. Call	A1	(3)	2,061,800
3,000	5.500%, 3/01/13 (ETM)	No Opt. Call	A1	(3)	3,307,230
10,818	Total Michigan				11,710,867
	Minnesota – 1.2%

6,500	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006 A3, 5.700%, 4/01/27 (Mandatory put 6/21/11)	2/16 at 100.00	AAA		7,002,775

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2		1,348,325
7,750	Total Minnesota				8,351,100
	Mississippi – 1.1%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2		5,190,300

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB		2,746,636
7,660	Total Mississippi				7,936,936
	Missouri – 0.4%

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,000	5.000%, 4/01/12	No Opt. Call	N/R		1,048,730
500	5.000%, 4/01/13	No Opt. Call	N/R		526,010

700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.500%, 2/01/07	No Opt. Call	N/R		702,051

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B:
150	5.000%, 11/01/08	No Opt. Call	N/R		151,605
215	5.000%, 11/01/09	No Opt. Call	N/R		218,077
300	5.000%, 11/01/11	No Opt. Call	N/R		305,238
2,865	Total Missouri				2,951,711
	Montana – 0.4%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	BBB+		3,078,150

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Nebraska – 0.8%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
$1,330	5.000%, 11/15/07	No Opt. Call	A1	$1,345,880
1,725	5.000%, 11/15/08	No Opt. Call	A1	1,763,847
2,540	5.000%, 11/15/09	No Opt. Call	A1	2,621,509
5,595	Total Nebraska			5,731,236
	Nevada – 0.8%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2002:
670	5.500%, 9/01/07	No Opt. Call	BBB	676,733
610	5.500%, 9/01/08	No Opt. Call	BBB	623,005
685	5.500%, 9/01/09	No Opt. Call	BBB	706,941
535	5.750%, 9/01/10	No Opt. Call	BBB	561,825
970	6.000%, 9/01/13	9/12 at 101.00	BBB	1,056,126

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 – AMBAC Insured	No Opt. Call	AAA	2,096,480
5,470	Total Nevada			5,721,110
	New Jersey – 6.8%

1,700	Middlesex County Utilities Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 5.000%, 3/15/08 – XLCA Insured	No Opt. Call	AAA	1,733,048

5,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.000%, 6/15/12 – FGIC Insured	No Opt. Call	AAA	5,328,600

4,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005O, 5.000%, 3/01/12	No Opt. Call	AA–	4,251,800

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
2,000	5.000%, 9/01/13	No Opt. Call	AA–	2,152,120
2,325	5.000%, 9/01/14	No Opt. Call	AA–	2,519,254

	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A:
3,520	5.250%, 9/01/13 – FSA Insured	No Opt. Call	AAA	3,862,637
3,710	5.250%, 9/01/14 – FSA Insured	No Opt. Call	AAA	4,108,936

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,700	5.750%, 6/01/09 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,747,790
2,410	5.800%, 6/01/10 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,454,320
2,665	5.900%, 6/01/11 – MBIA Insured (Alternative Minimum Tax)	6/10 at 101.00	AAA	2,717,127

1,000	New Jersey Transit Corporation, Capital Grant Anticipation Notes, Series 2000B, 5.500%, 2/01/08 – AMBAC Insured	No Opt. Call	AAA	1,023,850

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.750%, 12/15/12 – FSA Insured	No Opt. Call	AAA	5,570,050

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – MBIA Insured (ETM)	No Opt. Call	AAA	5,569,400

115	New Jersey Turnpike Authority, Revenue and Improvement Bonds, First Series 1973, 5.700%, 5/01/13 (ETM)	No Opt. Call	Aaa	122,590

140	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AAA	160,626

75	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	87,795

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
30	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	35,265
100	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	117,551
75	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	88,163
25	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	29,388

2,625	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 – FGIC Insured	No Opt. Call	Aaa	2,814,630
44,215	Total New Jersey			47,494,940

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New Mexico – 2.7%

	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006:
$2,460	5.000%, 11/01/11 – CIFG Insured	No Opt. Call	AAA		$2,596,481
2,590	5.000%, 11/01/12 – CIFG Insured	No Opt. Call	AAA		2,753,636
2,720	5.000%, 11/01/13 – CIFG Insured	No Opt. Call	AAA		2,911,733

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	AA–		2,792,465
3,505	4.900%, 8/01/11	No Opt. Call	AA–		3,648,179

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,112,047

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa		2,055,520
18,040	Total New Mexico				18,870,061
	New York – 11.6%

700	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995, 5.850%, 10/01/07	4/07 at 101.00	A3		708,057

	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
1,570	5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	Aaa		1,685,442
1,785	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	Aaa		1,931,316

3,145	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11	No Opt. Call	AA–		3,492,837

1,990	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1990B, 7.500%, 5/15/11 (ETM)	No Opt. Call	AA–	(3)	2,209,835

	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1		1,059,712
1,040	5.500%, 7/01/13	No Opt. Call	Baa1		1,125,696

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		6,101,700

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A		1,102,380

3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/12	No Opt. Call	A		3,749,655

10,000	New York City Transitional Finance Authority, New York, Senior Lien Future Tax Secured Bonds, Fiscal Series 2005A-1, 5.000%, 11/01/08	No Opt. Call	AAA		10,294,200

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	AA–		3,064,262
2,000	5.000%, 8/01/10	No Opt. Call	AA–		2,093,940

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003B, 5.500%, 8/01/12	No Opt. Call	AA–		5,457,400

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 – FSA Insured	No Opt. Call	AAA		5,149,671

8,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	1/11 at 100.00	AA–		8,546,080

5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/14 – FGIC Insured	3/13 at 100.00	AAA		5,539,450

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Mandatory put 11/15/13) (Alternative Minimum Tax)	11/11 at 101.00	Baa3		1,585,740

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	New York (continued)

$700	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R		$709,576

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		13,043,213

2,670	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		2,820,962
75,885	Total New York				81,471,124
	North Carolina – 2.9%

4,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2005, 3.550%, 1/15/08 – FSA Insured	No Opt. Call	AAA		3,994,960

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB		4,311,200

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB		7,333,060

4,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%, 1/01/11	No Opt. Call	A3		4,789,305
19,500	Total North Carolina				20,428,525
	Ohio – 3.9%

1,355	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1		1,366,585

335	Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Revenue Refunding Bonds, Rock and Roll Hall of Fame and Museum, Series 1997, 5.600%, 12/01/06 (ETM)	No Opt. Call	N/R	(3)	335,556

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	Aa3		3,195,240
2,000	5.500%, 1/01/12	No Opt. Call	Aa3		2,157,540

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A		1,217,873
845	5.500%, 8/15/12	No Opt. Call	A		911,856

235	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2004, 5.000%, 12/01/10	No Opt. Call	AAA		247,977

670	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA–		678,744

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+		9,825,756

5,850	Ohio, Major New State Infrastructure Project Revenue Bonds, Series 2001-1, 5.000%, 6/15/08	No Opt. Call	AA		5,985,603

	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998:
450	5.050%, 1/01/07	No Opt. Call	BBB–		450,221
720	5.100%, 1/01/09	1/08 at 102.00	BBB–		725,011
25,515	Total Ohio				27,097,962
	Oklahoma – 0.5%

1,935	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	AAA		2,072,133

1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.375%, 12/01/35 (Mandatory put 12/01/06) (Alternative Minimum Tax)	1/07 at 100.00	B		1,500,090
3,435	Total Oklahoma				3,572,223
	Oregon – 1.6%

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 4.150%, 8/01/25 (Mandatory put 5/01/09) (Alternative Minimum Tax)	No Opt. Call	BBB		7,488,900

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Oregon (continued)

$3,910	Oregon Department of Administrative Services, Certificates of Participation Refunding, Series 2002B, 5.000%, 5/01/08 – MBIA Insured	No Opt. Call	AAA	$3,992,384
11,410	Total Oregon			11,481,284
	Pennsylvania – 10.5%

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A:
360	4.150%, 2/15/11	No Opt. Call	Baa3	361,033
755	4.200%, 2/15/12	No Opt. Call	Baa3	757,982
785	4.300%, 2/15/13	No Opt. Call	Baa3	790,770
1,480	4.375%, 2/15/14	No Opt. Call	Baa3	1,495,111

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,710	5.000%, 5/01/12	No Opt. Call	Baa1	1,791,276
1,800	5.000%, 5/01/13	No Opt. Call	Baa1	1,890,360
1,890	5.000%, 5/01/14	No Opt. Call	Baa1	1,984,935

2,000	Allegheny County, Pennsylvania, Revenue Refunding Bonds, Greater Pittsburgh International Airport, Series 1999, 5.625%, 1/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA	2,100,500

2,640	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,780,026

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	1,111,727

	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A:
4,000	6.500%, 1/01/08	No Opt. Call	BB+	4,092,680
7,000	6.000%, 1/01/09	1/08 at 102.00	BB+	7,254,240

6,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Refunding Bonds, Series 1998B, 5.250%, 1/01/08 – AMBAC Insured	No Opt. Call	AAA	6,893,375

4,000	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/07 at 100.00	B+	4,000,120

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 – MBIA Insured	No Opt. Call	AAA	2,641,047

8,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/09 – MBIA Insured	No Opt. Call	AAA	8,712,932

3,000	Pennsylvania, General Obligation Bonds, Second Series 2002, 5.500%, 5/01/17 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA	3,285,570

10,000	Pennsylvania, General Obligation Bonds, Series 2004, 5.375%, 7/01/16 – MBIA Insured	No Opt. Call	AAA	11,328,600

320	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	321,907

1,995	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2006B, 4.500%, 9/01/11 (WI/DD, Settling 11/30/06) – AMBAC Insured	No Opt. Call	AAA	2,075,000

	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A:
4,725	5.000%, 9/01/11 – MBIA Insured	No Opt. Call	AAA	5,018,422
2,750	5.000%, 9/01/12 – MBIA Insured	No Opt. Call	AAA	2,946,625
69,910	Total Pennsylvania			73,634,238
	South Carolina – 3.4%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A–	1,721,569
1,400	5.000%, 8/15/09	No Opt. Call	A–	1,438,934
1,980	5.000%, 8/15/10	No Opt. Call	A–	2,050,627

7,110	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB	7,764,902

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	South Carolina (continued)

$7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA–		$7,553,889

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A		1,440,500

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 5.250%, 8/01/11	No Opt. Call	BBB+		2,106,600
22,720	Total South Carolina				24,077,021
	South Dakota – 0.0%

215	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	AAA		241,095
	Tennessee – 2.2%

1,500	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/10	No Opt. Call	Aa3		1,570,125

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
525	5.000%, 7/01/13	No Opt. Call	BBB+		548,704
695	5.000%, 7/01/14	No Opt. Call	BBB+		727,602

7,350	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/20 (Mandatory put 10/01/08)	No Opt. Call	N/R		7,507,217

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08 (ETM)	No Opt. Call	N/R	(3)	1,702,526
1,740	6.125%, 9/01/09 (ETM)	No Opt. Call	N/R	(3)	1,848,315
1,350	6.250%, 9/01/10 (ETM)	No Opt. Call	N/R	(3)	1,466,114
14,805	Total Tennessee				15,370,603
	Texas – 2.2%

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)	No Opt. Call	Baa2		4,459,560

3,050	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	AAA		3,174,013

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005:
215	4.000%, 8/15/09	No Opt. Call	BBB–		214,121
605	4.125%, 8/15/10	No Opt. Call	BBB–		602,870

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA–		4,305,672

2,805	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3		2,995,768
14,875	Total Texas				15,752,004
	Virginia – 0.9%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/12	No Opt. Call	BBB		403,468
400	4.000%, 9/01/13	No Opt. Call	BBB		401,932
400	4.000%, 9/01/14	No Opt. Call	BBB		399,504
400	4.125%, 9/01/15	No Opt. Call	BBB		401,512

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/06 at 101.00	Baa1		5,051,500
6,600	Total Virginia				6,657,916

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

October 31, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Washington – 2.4%

$6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 – XLCA Insured	No Opt. Call	AAA		$6,484,020

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11 (Pre-refunded 10/01/09)	10/09 at 101.00	Aa3	(3)	2,153,480

4,160	Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07 – FSA Insured	No Opt. Call	AAA		4,218,406

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 – FSA Insured (ETM)	No Opt. Call	AAA		3,717,525
15,660	Total Washington				16,573,431
	Wisconsin – 1.1%

600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc., Series 1999, 5.625%, 11/15/09 (ETM)	No Opt. Call	N/R	(3)	612,504

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	AA–		1,055,920
1,100	5.625%, 10/01/11	No Opt. Call	AA–		1,174,470

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2005A, 5.000%, 4/01/08	No Opt. Call	AA–		1,018,370

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+		629,676
1,250	6.500%, 2/15/12	No Opt. Call	BBB+		1,394,650

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
300	5.000%, 2/15/12	No Opt. Call	BBB+		313,485
400	5.000%, 2/15/13	No Opt. Call	BBB+		419,144
350	5.000%, 2/15/14	No Opt. Call	BBB+		367,696
500	5.000%, 2/15/15	No Opt. Call	BBB+		526,400
7,100	Total Wisconsin				7,512,315
$639,224	Total Long-Term Investments (cost $666,335,605) – 96.0%				675,467,567

	Short-Term Investments – 1.6%

2,500	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable Rate Demand Obligations, Series 2000, 3.640%, 7/01/30 – FSA Insured (4)		A–1+		2,500,000

8,550	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.410%, 12/01/15 – MBIA Insured (4)		VMIG-1		8,550,000
$11,050	Total Short-Term Investments (cost $11,050,000)				11,050,000

	Total Investments (cost $677,385,605) – 97.6%				686,517,567

	Other Assets Less Liabilities – 2.4%				17,077,191

	Net Assets – 100%				$703,594,758

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

October 31, 2006

	High Yield	All-American	Insured	Intermediate Duration	Limited Term
Assets
Investments, at value (cost $4,071,464,125, $361,883,255, $779,048,060, $2,429,753,192 and $677,385,605, respectively)	$4,271,683,595	$382,327,801	$829,687,513	$2,517,979,680	$686,517,567
Cash	12,403,307	5,262,478	—	—	1,268,692
Receivables:
Interest	70,151,278	6,207,517	12,463,733	39,740,315	10,868,497
Investments sold	1,430,000	40,367	729,487	39,549,323	10,283,739
Shares sold	26,208,215	527,837	53,369	463,426	577,113
Other assets	60,104	32,008	76,118	241,259	59,269
Total assets	4,381,936,499	394,398,008	843,010,220	2,597,974,003	709,574,877
Liabilities
Cash overdraft	—	—	40,604	9,728,995	—
Payables:
Investments purchased	61,245,423	3,303,000	—	79,258,196	2,488,073
Shares redeemed	3,478,210	642,441	363,210	1,270,639	966,665
Accrued expenses:
Management fees	1,880,305	154,543	327,667	933,873	245,168
12b-1 distribution and service fees	1,224,505	119,305	82,244	109,409	188,239
Other	1,210,795	61,625	257,662	760,292	152,581
Dividends payable	16,095,301	1,295,824	2,949,753	7,753,438	1,939,393
Total liabilities	85,134,539	5,576,738	4,021,140	99,814,842	5,980,119
Net assets	$4,296,801,960	$388,821,270	$838,989,080	$2,498,159,161	$703,594,758
Class A Shares
Net assets	$2,256,835,874	$273,803,973	$212,239,336	$305,516,053	$442,516,669
Shares outstanding	99,203,181	24,882,743	19,503,846	33,767,180	41,548,894
Net asset value per share	$22.75	$11.00	$10.88	$9.05	$10.65
Offering price per share (net asset value per share plus maximum sales charge of 4.20%, 4.20%, 4.20%, 3.00% and 2.50%, respectively, of offering price)	$23.75	$11.48	$11.36	$9.33	$10.92
Class B Shares
Net assets	$181,498,787	$29,082,428	$30,909,340	$25,346,824	N/A
Shares outstanding	7,987,633	2,637,317	2,836,811	2,794,294	N/A
Net asset value and offering price per share	$22.72	$11.03	$10.90	$9.07	N/A
Class C Shares
Net assets	$1,130,042,815	$79,301,395	$34,006,537	$56,488,327	$242,129,398
Shares outstanding	49,708,375	7,208,557	3,145,636	6,229,897	22,794,235
Net asset value and offering price per share	$22.73	$11.00	$10.81	$9.07	$10.62
Class R Shares
Net assets	$728,424,484	$6,633,474	$561,833,867	$2,110,807,957	$18,948,691
Shares outstanding	32,006,093	600,747	51,742,059	232,962,132	1,788,206
Net asset value and offering price per share	$22.76	$11.04	$10.86	$9.06	$10.60

Net Assets Consist of:
Capital paid-in	$4,100,562,199	$380,865,325	$789,025,232	$2,397,591,421	$705,096,099
Undistributed (Over-distribution of) net investment income	(1,561,306)	(407,579)	(569,967)	9,181,016	1,054,107
Accumulated net realized gain (loss) from investments	(2,418,403)	(12,081,022)	(105,638)	3,160,236	(11,687,410)
Net unrealized appreciation (depreciation) of investments	200,219,470	20,444,546	50,639,453	88,226,488	9,131,962
Net assets	$4,296,801,960	$388,821,270	$838,989,080	$2,498,159,161	$703,594,758
N/A – Limited	Term is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended October 31, 2006

	High Yield	All-American	Insured	Intermediate Duration	Limited Term
Investment Income	$103,739,366	$9,524,056	$20,789,724	$56,945,585	$15,441,187
Expenses
Management fees	9,896,702	903,329	1,954,104	5,572,839	1,509,243
12b-1 service fees – Class A	2,007,741	264,281	210,064	310,092	452,024
12b-1 distribution and service fees – Class B	846,228	148,762	154,336	128,857	N/A
12b-1 distribution and service fees – Class C	3,826,084	290,723	125,717	214,984	711,594
Shareholders’ servicing agent fees and expenses	1,036,339	105,551	275,509	854,539	202,080
Custodian’s fees and expenses	431,705	50,418	96,527	308,855	94,985
Trustees’ fees and expenses	51,455	4,869	10,937	31,412	8,978
Professional fees	83,162	11,153	21,007	53,795	18,017
Shareholders’ reports – printing and mailing expenses	224,499	24,714	53,519	156,433	40,135
Federal and state registration fees	185,090	27,036	31,254	42,132	30,379
Portfolio insurance expense	—	—	779	—	—
Other expenses	38,056	5,211	12,771	37,856	11,695
Total expenses before custodian fee credit and legal fee refund	18,627,061	1,836,047	2,946,524	7,711,794	3,079,130
Custodian fee credit	(42,542)	(17,225)	(8,960)	(24,268)	(3,901)
Legal fee refund	(47,872)	—	—	—	—
Net expenses	18,536,647	1,818,822	2,937,564	7,687,526	3,075,229
Net investment income	85,202,719	7,705,234	17,852,160	49,258,059	12,365,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(2,635,873)	448,579	(105,638)	2,924,010	(781,499)
Net change in unrealized appreciation (depreciation) of investments	119,480,924	6,787,970	14,872,806	39,762,767	7,194,843
Net realized and unrealized gain (loss)	116,845,051	7,236,549	14,767,168	42,686,777	6,413,344
Net increase (decrease) in net assets from operations	$202,047,770	$14,941,783	$32,619,328	$91,944,836	$18,779,302
N/A – Limited	Term is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	High-Yield		All-American
	Six Months Ended 10/31/06	Year Ended 4/30/06	Six Months Ended 10/31/06	Year Ended 4/30/06
Operations
Net investment income	$85,202,719	$109,355,117	$7,705,234	$15,127,295
Net realized gain (loss) from investments	(2,635,873)	446,619	448,579	718,966
Net change in unrealized appreciation (depreciation) of investments	119,480,924	15,143,197	6,787,970	(8,233,515)
Net increase (decrease) in net assets from operations	202,047,770	124,944,933	14,941,783	7,612,746
Distributions to Shareholders
From net investment income:
Class A	(47,944,105)	(63,477,783)	(5,566,114)	(10,701,219)
Class B	(3,587,404)	(6,982,780)	(540,187)	(1,358,257)
Class C	(21,453,336)	(31,099,466)	(1,423,631)	(2,887,933)
Class R	(12,204,522)	(8,818,348)	(162,720)	(321,972)
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Decrease in net assets from distributions to shareholders	(85,189,367)	(110,378,377)	(7,692,652)	(15,269,381)
Fund Share Transactions
Proceeds from sale of shares	1,421,676,671	1,988,442,670	53,121,774	93,804,094
Proceeds from shares issued to shareholders due to reinvestment of distributions	41,827,789	49,978,824	3,190,319	6,555,499
	1,463,504,460	2,038,421,494	56,312,093	100,359,593
Cost of shares redeemed	(455,017,934)	(356,496,600)	(38,715,555)	(84,732,134)
Net increase (decrease) in net assets from Fund share transactions	1,008,486,526	1,681,924,894	17,596,538	15,627,459
Net increase (decrease) in net assets	1,125,344,929	1,696,491,450	24,845,669	7,970,824
Net assets at the beginning of period	3,171,457,031	1,474,965,581	363,975,601	356,004,777
Net assets at the end of period	$4,296,801,960	$3,171,457,031	$388,821,270	$363,975,601
Undistributed (Over-distribution of) net investment income at the end of period	$(1,561,306)	$(1,574,658)	$(407,579)	$(420,161)

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)

	Insured		Intermediate Duration
	Six Months Ended 10/31/06	Year Ended 4/30/06	Six Months Ended 10/31/06	Year Ended 4/30/06
Operations
Net investment income	$17,852,160	$36,867,030	$49,258,059	$100,830,989
Net realized gain (loss) from investments	(105,638)	3,062,187	2,924,010	1,798,209
Net change in unrealized appreciation (depreciation) of investments	14,872,806	(22,582,756)	39,762,767	(53,725,986)
Net increase (decrease) in net assets from operations	32,619,328	17,346,461	91,944,836	48,903,212
Distributions to Shareholders
From net investment income:
Class A	(4,371,329)	(8,600,990)	(5,535,530)	(9,620,347)
Class B	(549,373)	(1,276,455)	(383,923)	(917,682)
Class C	(598,166)	(1,220,001)	(859,854)	(1,894,637)
Class R	(12,334,140)	(25,910,328)	(40,425,311)	(85,249,768)
From accumulated net realized gains:
Class A	—	(1,778,439)	—	(1,065,421)
Class B	—	(323,866)	—	(125,026)
Class C	—	(297,873)	—	(246,783)
Class R	—	(5,175,368)	—	(8,718,291)
Decrease in net assets from distributions to shareholders	(17,853,008)	(44,583,320)	(47,204,618)	(107,837,955)
Fund Share Transactions
Proceeds from sale of shares	18,672,271	52,152,884	68,945,014	115,056,944
Proceeds from shares issued to shareholders due to reinvestment of distributions	11,655,682	30,484,184	34,396,759	80,196,170
	30,327,953	82,637,068	103,341,773	195,253,114
Cost of shares redeemed	(49,606,421)	(101,897,349)	(153,178,849)	(281,835,974)
Net increase (decrease) in net assets from Fund share transactions	(19,278,468)	(19,260,281)	(49,837,076)	(86,582,860)
Net increase (decrease) in net assets	(4,512,148)	(46,497,140)	(5,096,858)	(145,517,603)
Net assets at the beginning of period	843,501,228	889,998,368	2,503,256,019	2,648,773,622
Net assets at the end of period	$838,989,080	$843,501,228	$2,498,159,161	$2,503,256,019
Undistributed (Over-distribution of) net investment income at the end of period	$(569,967)	$(569,119)	$9,181,016	$7,127,575

See accompanying notes to financial statements.

	Limited Term
	Six Months Ended 10/31/06	Year Ended 4/30/06
Operations
Net investment income	$12,365,958	$25,760,410
Net realized gain (loss) from investments	(781,499)	(7,024,785)
Net change in unrealized appreciation (depreciation) of investments	7,194,843	(9,682,677)
Net increase (decrease) in net assets from operations	18,779,302	9,052,948
Distributions to Shareholders
From net investment income:
Class A	(7,778,684)	(15,715,786)
Class B	N/A	N/A
Class C	(4,034,379)	(8,736,024)
Class R	(299,211)	(618,437)
From accumulated net realized gains:
Class A	—	—
Class B	N/A	N/A
Class C	—	—
Class R	—	—
Decrease in net assets from distributions to shareholders	(12,112,274)	(25,070,247)
Fund Share Transactions
Proceeds from sale of shares	57,634,408	150,051,275
Proceeds from shares issued to shareholders due to reinvestment of distributions	6,240,832	12,741,309
	63,875,240	162,792,584
Cost of shares redeemed	(116,439,906)	(218,061,726)
Net increase (decrease) in net assets from Fund share transactions	(52,564,666)	(55,269,142)
Net increase (decrease) in net assets	(45,897,638)	(71,286,441)
Net assets at the beginning of period	749,492,396	820,778,837
Net assets at the end of period	$703,594,758	$749,492,396
Undistributed (Over-distribution of) net investment income at the end of period	$1,054,107	$800,423
N/A	– Limited Term is not authorized to issue Class B Shares.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Municipal Trust (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen High Yield Municipal Bond Fund (”High Yield”), Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Insured Municipal Bond Fund (“Insured”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds, other than High Yield, were each organized as a series of predecessor trusts or corporations prior to that date.

High Yield invests substantially all of its assets in municipal bonds for high current income exempt from regular federal income taxes and capital appreciation. Under normal circumstances, at least 80% of the Fund’s assets will be invested in medium to low-quality municipal bonds. The Fund may also invest in defaulted municipal bonds, inverse floating rate securities, municipal forwards and short-term municipal investments.

All-American, Insured, Intermediate Duration and Limited Term seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At October 31, 2006, High Yield, All-American, Intermediate Duration and Limited Term had outstanding when-issued/delayed delivery purchase commitments of $55,651,398, $2,117,000, $73,157,081, and $2,063,867, respectively. There were no such outstanding purchase commitments in Insured.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refunds presented on the Statement of Operations for High Yield reflect a refund of workout expenditures paid in a prior reporting period.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Insurance

Insured invests primarily in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Each Fund offers Class A, C and R Shares. High Yield, All-American, Insured and Intermediate Duration also offer Class B Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% (.35% for Limited Term) annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended October 31, 2006, High Yield, All-American and Insured invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are valued daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Intermediate Duration and Limited Term did not invest in any such instruments during the six months ended October 31, 2006.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the

Notes to Financial Statements (Unaudited) (continued)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	High Yield
	Six Months Ended 10/31/06		Year Ended 4/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	32,150,067	$718,090,548	55,035,741	$1,214,225,657
Class A – automatic conversion of Class B shares	15,126	339,292	15,530	343,404
Class B	685,507	15,276,176	1,710,757	37,679,294
Class C	10,795,134	240,977,009	22,760,092	501,739,672
Class R	20,001,565	446,993,646	10,620,946	234,454,643
Shares issued to shareholders due to reinvestment of distributions:
Class A	1,049,859	23,416,106	1,333,979	29,430,580
Class B	61,026	1,358,989	114,431	2,521,124
Class C	376,190	8,384,093	532,712	11,744,453
Class R	387,578	8,668,601	284,509	6,282,667
	65,522,052	1,463,504,460	92,408,697	2,038,421,494
Shares redeemed:
Class A	(15,611,509)	(348,126,961)	(10,814,971)	(238,358,135)
Class B	(518,347)	(11,576,320)	(728,533)	(16,042,777)
Class B – automatic conversion to Class A shares	(15,146)	(339,292)	(15,550)	(343,404)
Class C	(2,666,715)	(59,507,973)	(3,320,054)	(73,149,465)
Class R	(1,587,449)	(35,467,388)	(1,297,148)	(28,602,819)
	(20,399,166)	(455,017,934)	(16,176,256)	(356,496,600)
Net increase (decrease)	45,122,886	$1,008,486,526	76,232,441	$1,681,924,894

	All-American
	Six Months Ended 10/31/06		Year Ended 4/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,958,937	$42,834,991	6,583,990	$72,081,601
Class A – automatic conversion of Class B shares	249,763	2,716,350	149,165	1,636,880
Class B	57,238	625,579	200,029	2,203,148
Class C	561,175	6,093,608	1,495,254	16,389,566
Class R	78,019	851,246	136,018	1,492,899
Shares issued to shareholders due to reinvestment of distributions:
Class A	212,391	2,304,151	423,675	4,652,972
Class B	24,429	265,523	57,823	636,341
Class C	46,121	500,227	93,556	1,026,770
Class R	11,061	120,418	21,733	239,416
	5,199,134	56,312,093	9,161,243	100,359,593
Shares redeemed:
Class A	(2,433,882)	(26,402,310)	(5,521,719)	(60,590,720)
Class B	(290,935)	(3,166,326)	(665,646)	(7,311,302)
Class B – automatic conversion to Class A shares	(249,305)	(2,716,350)	(148,895)	(1,636,880)
Class C	(442,439)	(4,782,111)	(1,277,194)	(14,018,654)
Class R	(150,347)	(1,648,458)	(107,319)	(1,174,578)
	(3,566,908)	(38,715,555)	(7,720,773)	(84,732,134)
Net increase (decrease)	1,632,226	$17,596,538	1,440,470	$15,627,459

	Insured
	Six Months Ended 10/31/06		Year Ended 4/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,239,475	$13,268,056	3,748,929	$40,873,833
Class A – automatic conversion of Class B shares	137,082	1,467,857	125,037	1,367,297
Class B	44,205	476,037	152,939	1,679,127
Class C	213,617	2,280,442	503,271	5,465,830
Class R	110,048	1,179,879	253,471	2,766,797
Shares issued to shareholders due to reinvestment of distributions:
Class A	232,570	2,495,659	573,818	6,249,201
Class B	25,285	271,551	77,215	841,893
Class C	33,757	359,799	87,744	949,139
Class R	796,562	8,528,673	2,064,063	22,443,951
	2,832,601	30,327,953	7,586,487	82,637,068
Shares redeemed:
Class A	(1,369,662)	(14,685,973)	(3,369,408)	(36,685,438)
Class B	(289,349)	(3,107,203)	(603,126)	(6,604,085)
Class B – automatic conversion to Class A shares	(136,953)	(1,467,857)	(124,921)	(1,367,297)
Class C	(252,141)	(2,690,261)	(529,903)	(5,737,594)
Class R	(2,583,603)	(27,655,127)	(4,731,858)	(51,502,935)
	(4,631,708)	(49,606,421)	(9,359,216)	(101,897,349)
Net increase (decrease)	(1,799,107)	$(19,278,468)	(1,772,729)	$(19,260,281)

	Intermediate Duration
	Six Months Ended 10/31/06		Year Ended 4/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	5,375,833	$47,882,871	9,654,174	$86,834,816
Class A – automatic conversion of Class B shares	80,496	722,196	158,538	1,428,130
Class B	31,286	279,493	160,725	1,458,395
Class C	394,641	3,531,490	1,087,676	9,840,587
Class R	1,846,432	16,528,964	1,713,737	15,495,016
Shares issued to shareholders due to reinvestment of distributions:
Class A	372,816	3,329,078	794,673	7,173,232
Class B	15,271	136,660	44,671	404,236
Class C	32,223	288,291	79,246	716,357
Class R	3,426,672	30,642,730	7,951,535	71,902,345
	11,575,670	103,341,773	21,644,975	195,253,114
Shares redeemed:
Class A	(4,595,279)	(41,103,591)	(5,595,751)	(50,414,553)
Class B	(326,443)	(2,925,047)	(855,110)	(7,730,783)
Class B – automatic conversion to Class A shares	(80,295)	(722,196)	(158,207)	(1,428,130)
Class C	(681,023)	(6,093,879)	(1,707,262)	(15,406,638)
Class R	(11,445,897)	(102,334,136)	(22,895,709)	(206,855,870)
	(17,128,937)	(153,178,849)	(31,212,039)	(281,835,974)
Net increase (decrease)	(5,553,267)	$(49,837,076)	(9,567,064)	$(86,582,860)

Notes to Financial Statements (Unaudited) (continued)

	Limited Term
	Six Months Ended 10/31/06		Year Ended 4/30/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,984,587	$42,151,961	9,494,508	$101,305,142
Class C	882,301	9,307,546	3,693,910	39,383,709
Class R	585,526	6,174,901	880,630	9,362,424
Shares issued to shareholders due to reinvestment of distributions:
Class A	419,566	4,435,741	839,995	8,978,175
Class C	148,732	1,568,465	304,689	3,248,617
Class R	22,493	236,626	48,341	514,517
	6,043,205	63,875,240	15,262,073	162,792,584
Shares redeemed:
Class A	(6,537,664)	(69,132,773)	(12,165,479)	(129,668,018)
Class C	(4,076,669)	(42,988,092)	(7,311,683)	(77,809,339)
Class R	(410,714)	(4,319,041)	(997,794)	(10,584,369)
	(11,025,047)	(116,439,906)	(20,474,956)	(218,061,726)
Net increase (decrease)	(4,981,842)	$(52,564,666)	(5,212,883)	$(55,269,142)

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended October 31, 2006, were as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Purchases	$1,201,424,300	$43,847,456	$36,353,158	$641,413,868	$51,780,946
Sales and maturities	168,675,611	21,203,535	62,063,793	642,058,228	120,402,051

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At October 31, 2006, the cost of investments was as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Cost of investments	$4,067,337,023	$361,700,801	$778,783,360	$2,425,818,249	$676,756,822

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Gross unrealized:
Appreciation	$205,308,261	$20,976,449	$50,912,385	$93,939,987	$11,321,599
Depreciation	(961,689)	(349,449)	(8,232)	(1,778,556)	(1,560,854)
Net unrealized appreciation (depreciation) of investments	$204,346,572	$20,627,000	$50,904,153	$92,161,431	$9,760,745

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at April 30, 2006, the Funds’ last tax year end, were as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Undistributed net tax-exempt income*	$7,195,587	$634,781	$2,142,095	$7,485,818	$2,159,829
Undistributed net ordinary income**	207,612	137	85,793	2,425,036	58,440
Undistributed net long-term capital gains	237,352	—	—	1,141,039	—

*   Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 7, 2006, paid on May 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended April 30, 2006, was designated for purposes of the dividends paid deduction as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Distributions from net tax-exempt income	$103,992,090	$15,308,189	$36,667,834	$98,027,179	$25,207,034
Distributions from net ordinary income**	54,902	—	416,314	1,145,776	—
Distributions from net long-term capital gains	—	—	7,559,571	9,257,619	—

  ** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At April 30, 2006, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	All- American	Limited Term
2008	$2,035,308	$—
2009	6,509,058	1,811,729
2010	—	337,552
2011	—	998,547
2012	3,378,131	—
2013	605,409	169,527
2014	—	1,064,313
Total	$12,527,906	$4,381,668

Limited Term elected to defer net realized losses from investments incurred from November 1, 2005 through April 30, 2006 (”post-October losses’’) in accordance with Federal income tax regulations. Post-October losses of $6,524,244 were treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components–a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	High Yield Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For net assets over $2 billion	.3250

Notes to Financial Statements (Unaudited) (continued)

Average Daily Net Assets	All-American Insured Intermediate Duration Fund-Level Fee Rate	Limited Term Fund-Level Fee Rate
For the first $125 million	.3000%	.2500%
For the next $125 million	.2875	.2375
For the next $250 million	.2750	.2250
For the next $500 million	.2625	.2125
For the next $1 billion	.2500	.2000
For the next $3 billion	.2250	.1750
For net assets over $5 billion	.2125	.1625

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of October 31, 2006, the complex-level fee rate was .1852%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Insured and Intermediate Duration in order to limit total expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding .975% of the average daily net assets of Insured and .75% of the average daily net assets of Intermediate Duration. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended October 31, 2006, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Sales charges collected	$4,512,965	$278,690	$187,737	$77,021	$114,171
Paid to authorized dealers	4,031,125	251,636	162,492	64,173	100,710

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended October 31, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Commission advances	$4,192,998	$180,678	$59,272	$40,507	$122,543

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended October 31, 2006, the Distributor retained such 12b-1 fees as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
12b-1 fees retained	$2,450,096	$170,673	$143,800	$138,310	$79,903

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended October 31, 2006, as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
CDSC retained	$540,301	$43,773	$58,361	$55,908	$22,185

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 1, 2006, to shareholders of record on November 9, 2006, as follows:

	High Yield	All- American	Insured	Intermediate Duration	Limited Term
Dividend per share:
Class A	$.0895	$.0385	$.0375	$.0280	$.0315
Class B	.0750	.0315	.0305	.0220	N/A
Class C	.0790	.0330	.0320	.0235	.0285
Class R	.0930	.0400	.0390	.0295	.0335
N/A – Limited	Term is not authorized to issue Class B Shares.

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
HIGH YIELD											Before Credit/ Reimbursement/ Refund				After Reimbursement(c)				After Credit/ Reimbursement/ Refund(d)
Year Ended April 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Portfolio Turnover Rate
Class A (6/99)
2007(e)	$22.06	$.53	$.70	$1.23	$(.54)	$—	$(.54)	$22.75	5.62%	$2,256,836.84		%*	4.74	%*	.84	%*	4.74	%*	.84	%*	4.75	%*	5%
2006	21.84	1.10	.24	1.34	(1.12)	—	(1.12)	22.06	6.25	1,800,261.88			4.97		.88		4.97		.88		4.97		4
2005	20.55	1.18	1.34	2.52	(1.22)	(.01)	(1.23)	21.84	12.60	786,921.91			5.52		.91		5.52		.91		5.53		5
2004	19.67	1.24	.88	2.12	(1.24)	—	(1.24)	20.55	11.01	257,187.95			6.07		.95		6.07		.95		6.07		18
2003	19.88	1.21	(.13)	1.08	(1.24)	(.05)	(1.29)	19.67	5.56	91,793	1.17		6.12		1.17		6.12		1.16		6.13		24
2002	18.93	1.33	.84	2.17	(1.22)	—	(1.22)	19.88	11.73	33,911	1.09		6.76		1.09		6.76		1.08		6.78		21
Class B (6/99)
2007(e)	22.04	.45	.68	1.13	(.45)	—	(.45)	22.72	5.19	181,499	1.59	*	4.02	*	1.59	*	4.02	*	1.59	*	4.02	*	5
2006	21.82	.93	.25	1.18	(.96)	—	(.96)	22.04	5.48	171,326	1.62		4.23		1.62		4.23		1.62		4.24		4
2005	20.53	1.03	1.34	2.37	(1.07)	(.01)	(1.08)	21.82	11.78	146,041	1.66		4.84		1.66		4.84		1.65		4.85		5
2004	19.65	1.09	.88	1.97	(1.09)	—	(1.09)	20.53	10.21	101,693	1.70		5.33		1.70		5.33		1.69		5.33		18
2003	19.87	1.07	(.15)	.92	(1.09)	(.05)	(1.14)	19.65	4.73	58,372	1.91		5.39		1.91		5.39		1.90		5.40		24
2002	18.91	1.19	.85	2.04	(1.08)	—	(1.08)	19.87	10.97	28,691	1.84		6.02		1.84		6.02		1.83		6.03		21
Class C (6/99)
2007(e)	22.05	.47	.69	1.16	(.48)	—	(.48)	22.73	5.29	1,130,043	1.39	*	4.20	*	1.39	*	4.20	*	1.39	*	4.20	*	5
2006	21.83	.98	.24	1.22	(1.00)	—	(1.00)	22.05	5.68	908,434	1.43		4.42		1.43		4.42		1.43		4.43		4
2005	20.54	1.06	1.35	2.41	(1.11)	(.01)	(1.12)	21.83	12.00	463,435	1.46		4.98		1.46		4.98		1.46		4.98		5
2004	19.66	1.13	.88	2.01	(1.13)	—	(1.13)	20.54	10.43	156,610	1.51		5.52		1.51		5.52		1.50		5.52		18
2003	19.88	1.10	(.14)	.96	(1.13)	(.05)	(1.18)	19.66	4.94	43,463	1.73		5.57		1.73		5.57		1.71		5.58		24
2002	18.93	1.22	.85	2.07	(1.12)	—	(1.12)	19.88	11.13	13,485	1.64		6.19		1.64		6.19		1.63		6.21		21
Class R (6/99)
2007(e)	22.07	.55	.70	1.25	(.56)	—	(.56)	22.76	5.72	728,424.64		*	4.88	*	.64	*	4.88	*	.64	*	4.89	*	5
2006	21.85	1.14	.24	1.38	(1.16)	—	(1.16)	22.07	6.45	291,435.68			5.16		.68		5.16		.68		5.16		4
2005	20.55	1.21	1.37	2.58	(1.27)	(.01)	(1.28)	21.85	12.87	78,569.71			5.70		.71		5.70		.71		5.71		5
2004	19.67	1.28	.88	2.16	(1.28)	—	(1.28)	20.55	11.24	19,073.75			6.27		.75		6.27		.75		6.28		18
2003	19.89	1.27	(.16)	1.11	(1.28)	(.05)	(1.33)	19.67	5.73	8,627.93			6.37		.93		6.37		.92		6.38		24
2002	18.94	1.37	.84	2.21	(1.26)	—	(1.26)	19.89	11.96	7,096.89			6.94		.89		6.94		.87		6.95		21
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit, expense reimbursement and legal fee refund, where applicable.
(e)	For the six months ended October 31, 2006.

See accompanying notes to financial statements.

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
ALL-AMERICAN											Before Credit/ Reimbursement				After Reimbursement(c)				After Credit/ Reimbursement(d)
Year Ended April 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Portfolio Turnover Rate
Class A (10/88)
2007(e)	$10.80	$.23	$.20	$.43	$(.23)	$—	$(.23)	$11.00	4.03%	$273,804.80		%*	4.21	%*	.80	%*	4.21	%*	.79	%*	4.22	%*	6%
2006	11.03	.48	(.23)	.25	(.48)	—	(.48)	10.80	2.33	247,254.79			4.37		.79		4.37		.78		4.38		8
2005	10.75	.51	.29	.80	(.52)	—	(.52)	11.03	7.58	234,606.80			4.68		.80		4.68		.80		4.68		11
2004	10.94	.54	(.18)	.36	(.55)	—	(.55)	10.75	3.31	224,903.82			4.92		.82		4.92		.81		4.92		25
2003	10.83	.57	.12	.69	(.58)	—	(.58)	10.94	6.54	228,695.81			5.22		.81		5.22		.81		5.22		25
2002	10.70	.59	.11	.70	(.57)	—	(.57)	10.83	6.61	232,260.81			5.40		.81		5.40		.80		5.40		29
Class B (2/97)
2007(e)	10.82	.19	.21	.40	(.19)	—	(.19)	11.03	3.72	29,082	1.54	*	3.46	*	1.54	*	3.46	*	1.54	*	3.47	*	6
2006	11.05	.40	(.23)	.17	(.40)	—	(.40)	10.82	1.55	33,500	1.54		3.61		1.54		3.61		1.53		3.62		8
2005	10.77	.43	.29	.72	(.44)	—	(.44)	11.05	6.75	40,377	1.55		3.93		1.55		3.93		1.55		3.94		11
2004	10.95	.46	(.18)	.28	(.46)	—	(.46)	10.77	2.62	43,771	1.57		4.17		1.57		4.17		1.56		4.18		25
2003	10.84	.49	.12	.61	(.50)	—	(.50)	10.95	5.73	46,719	1.56		4.47		1.56		4.47		1.56		4.47		25
2002	10.71	.51	.10	.61	(.48)	—	(.48)	10.84	5.79	43,402	1.56		4.65		1.56		4.65		1.55		4.66		29
Class C (6/93)
2007(e)	10.80	.20	.20	.40	(.20)	—	(.20)	11.00	3.75	79,301	1.35	*	3.66	*	1.35	*	3.66	*	1.34	*	3.67	*	6
2006	11.03	.42	(.23)	.19	(.42)	—	(.42)	10.80	1.75	76,049	1.34		3.82		1.34		3.82		1.33		3.83		8
2005	10.75	.45	.29	.74	(.46)	—	(.46)	11.03	6.97	74,254	1.35		4.13		1.35		4.13		1.35		4.13		11
2004	10.93	.48	(.17)	.31	(.49)	—	(.49)	10.75	2.83	71,038	1.37		4.37		1.37		4.37		1.36		4.37		25
2003	10.82	.51	.12	.63	(.52)	—	(.52)	10.93	5.94	70,466	1.36		4.67		1.36		4.67		1.36		4.67		25
2002	10.69	.53	.10	.63	(.50)	—	(.50)	10.82	6.01	68,617	1.36		4.85		1.36		4.85		1.35		4.86		29
Class R (2/97)
2007(e)	10.83	.24	.21	.45	(.24)	—	(.24)	11.04	4.20	6,633.59		*	4.41	*	.59	*	4.41	*	.59	*	4.42	*	6
2006	11.07	.50	(.24)	.26	(.50)	—	(.50)	10.83	2.40	7,173.59			4.57		.59		4.57		.58		4.58		8
2005	10.78	.53	.30	.83	(.54)	—	(.54)	11.07	7.83	6,767.60			4.87		.60		4.87		.60		4.87		11
2004	10.96	.56	(.17)	.39	(.57)	—	(.57)	10.78	3.57	5,534.62			5.12		.62		5.12		.61		5.12		25
2003	10.85	.59	.12	.71	(.60)	—	(.60)	10.96	6.71	5,177.61			5.42		.61		5.42		.61		5.42		25
2002	10.71	.61	.12	.73	(.59)	—	(.59)	10.85	6.88	4,449.60			5.62		.60		5.62		.60		5.62		29
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended October 31, 2006.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
INSURED											Before Credit/ Reimbursement				After Reimbursement(c)				After Credit/ Reimbursement(d)
Year Ended April 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Portfolio Turnover Rate
Class A (9/94)
2007(e)	$10.69	$.22	$.20	$.42	$(.23)	$—	$(.23)	$10.88	3.92%	$212,239.78		%*	4.14	%*	.78	%*	4.14	%*	.78	%*	4.14	%*	4%
2006	11.04	.45	(.24)	.21	(.46)	(.10)	(.56)	10.69	1.84	205,982.78			4.13		.78		4.13		.78		4.13		27
2005	10.86	.47	.19	.66	(.48)	—	(.48)	11.04	6.19	200,707.79			4.32		.79		4.32		.79		4.33		26
2004	11.19	.49	(.32)	.17	(.50)	—	(.50)	10.86	1.50	200,862.81			4.43		.81		4.43		.81		4.43		16
2003	10.78	.51	.42	.93	(.52)	—	(.52)	11.19	8.80	193,907.81			4.66		.81		4.66		.80		4.66		31
2002	10.71	.53	.08	.61	(.54)	—	(.54)	10.78	5.75	142,345.84			4.86		.84		4.86		.84		4.87		35
Class B (2/97)
2007(e)	10.70	.18	.20	.38	(.18)	—	(.18)	10.90	3.61	30,909	1.53	*	3.39	*	1.53	*	3.39	*	1.53	*	3.40	*	4
2006	11.05	.37	(.25)	.12	(.37)	(.10)	(.47)	10.70	1.06	34,186	1.53		3.38		1.53		3.38		1.53		3.38		27
2005	10.86	.39	.20	.59	(.40)	—	(.40)	11.05	5.48	40,777	1.54		3.58		1.54		3.58		1.54		3.58		26
2004	11.20	.41	(.34)	.07	(.41)	—	(.41)	10.86	.65	44,231	1.57		3.68		1.57		3.68		1.56		3.69		16
2003	10.78	.43	.43	.86	(.44)	—	(.44)	11.20	8.07	44,579	1.56		3.91		1.56		3.91		1.55		3.91		31
2002	10.72	.45	.07	.52	(.46)	—	(.46)	10.78	4.87	30,529	1.59		4.11		1.59		4.11		1.59		4.12		35
Class C (9/94)
2007(e)	10.62	.19	.19	.38	(.19)	—	(.19)	10.81	3.63	34,007	1.33	*	3.59	*	1.33	*	3.59	*	1.33	*	3.59	*	4
2006	10.96	.39	(.24)	.15	(.39)	(.10)	(.49)	10.62	1.33	33,459	1.33		3.58		1.33		3.58		1.33		3.58		27
2005	10.78	.41	.18	.59	(.41)	—	(.41)	10.96	5.60	33,857	1.34		3.78		1.34		3.78		1.34		3.78		26
2004	11.11	.43	(.33)	.10	(.43)	—	(.43)	10.78	.91	35,547	1.36		3.88		1.36		3.88		1.36		3.88		16
2003	10.69	.45	.42	.87	(.45)	—	(.45)	11.11	8.31	33,172	1.36		4.10		1.36		4.10		1.35		4.11		31
2002	10.63	.46	.07	.53	(.47)	—	(.47)	10.69	5.05	21,871	1.39		4.31		1.39		4.31		1.39		4.32		35
Class R (12/86)
2007(e)	10.67	.23	.19	.42	(.23)	—	(.23)	10.86	4.02	561,834.58		*	4.34	*	.58	*	4.34	*	.58	*	4.35	*	4
2006	11.01	.47	(.24)	.23	(.47)	(.10)	(.57)	10.67	2.11	569,874.58			4.33		.58		4.33		.58		4.33		27
2005	10.83	.50	.18	.68	(.50)	—	(.50)	11.01	6.38	614,657.59			4.53		.59		4.53		.59		4.53		26
2004	11.16	.51	(.32)	.19	(.52)	—	(.52)	10.83	1.67	634,616.61			4.63		.61		4.63		.61		4.63		16
2003	10.74	.53	.43	.96	(.54)	—	(.54)	11.16	9.10	678,397.61			4.86		.61		4.86		.60		4.87		31
2002	10.68	.55	.06	.61	(.55)	—	(.55)	10.74	5.84	653,220.64			5.06		.64		5.06		.64		5.07		35
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended October 31, 2006.

See accompanying notes to financial statements.

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
INTERMEDIATE DURATION											Before Credit/ Reimbursement				After Reimbursement(c)				After Credit/ Reimbursement(d)
Year Ended April 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Portfolio Turnover Rate
Class A (6/95)
2007(e)	$8.89	$.17	$.15	$.32	$(.16)	$—	$(.16)	$9.05	3.65%	$305,516.76		%*	3.75	%*	.76	%*	3.75	%*	.76	%*	3.76	%*	26%
2006	9.10	.34	(.18)	.16	(.33)	(.04)	(.37)	8.89	1.70	289,148.75			3.76		.75		3.76		.75		3.76		43
2005	9.01	.35	.22	.57	(.35)	(.13)	(.48)	9.10	6.39	250,322.76			3.85		.76		3.85		.76		3.85		32
2004	9.32	.39	(.22)	.17	(.41)	(.07)	(.48)	9.01	1.86	234,434.78			4.23		.78		4.23		.78		4.24		63
2003	9.27	.44	.10	.54	(.44)	(.05)	(.49)	9.32	5.85	269,694.79			4.67		.79		4.67		.79		4.67		28
2002	9.23	.45	.05	.50	(.45)	(.01)	(.46)	9.27	5.54	258,363.80			4.83		.80		4.83		.79		4.83		15
Class B (2/97)
2007(e)	8.91	.14	.15	.29	(.13)	—	(.13)	9.07	3.25	25,347	1.51	*	3.01	*	1.51	*	3.01	*	1.51	*	3.01	*	26
2006	9.11	.27	(.17)	.10	(.26)	(.04)	(.30)	8.91	1.01	28,104	1.50		2.99		1.50		2.99		1.50		2.99		43
2005	9.02	.28	.22	.50	(.28)	(.13)	(.41)	9.11	5.55	36,106	1.51		3.10		1.51		3.10		1.51		3.10		32
2004	9.33	.32	(.22)	.10	(.34)	(.07)	(.41)	9.02	1.07	37,167	1.53		3.48		1.53		3.48		1.53		3.48		63
2003	9.27	.37	.10	.47	(.36)	(.05)	(.41)	9.33	5.15	35,116	1.54		3.93		1.54		3.93		1.53		3.93		28
2002	9.23	.38	.05	.43	(.38)	(.01)	(.39)	9.27	4.73	18,837	1.55		4.08		1.55		4.08		1.54		4.09		15
Class C (6/95)
2007(e)	8.90	.14	.17	.31	(.14)	—	(.14)	9.07	3.45	56,488	1.31	*	3.20	*	1.31	*	3.20	*	1.31	*	3.21	*	26
2006	9.11	.29	(.19)	.10	(.27)	(.04)	(.31)	8.90	1.10	57,734	1.30		3.20		1.30		3.20		1.30		3.20		43
2005	9.02	.30	.22	.52	(.30)	(.13)	(.43)	9.11	5.75	63,972	1.31		3.30		1.31		3.30		1.31		3.30		32
2004	9.33	.34	(.22)	.12	(.36)	(.07)	(.43)	9.02	1.27	62,461	1.33		3.66		1.33		3.66		1.33		3.67		63
2003	9.27	.39	.10	.49	(.38)	(.05)	(.43)	9.33	5.35	48,890	1.34		4.12		1.34		4.12		1.34		4.13		28
2002	9.22	.40	.06	.46	(.40)	(.01)	(.41)	9.27	5.05	31,690	1.35		4.28		1.35		4.28		1.34		4.28		15
Class R (11/76)
2007(e)	8.90	.18	.15	.33	(.17)	—	(.17)	9.06	3.75	2,110,808.56		*	3.95	*	.56	*	3.95	*	.56	*	3.96	*	26
2006	9.11	.36	(.18)	.18	(.35)	(.04)	(.39)	8.90	1.90	2,128,270.55			3.95		.55		3.95		.55		3.95		43
2005	9.02	.37	.22	.59	(.37)	(.13)	(.50)	9.11	6.59	2,298,373.56			4.05		.56		4.05		.56		4.05		32
2004	9.33	.41	(.22)	.19	(.43)	(.07)	(.50)	9.02	2.06	2,373,846.58			4.44		.58		4.44		.58		4.44		63
2003	9.28	.46	.09	.55	(.45)	(.05)	(.50)	9.33	6.05	2,557,682.59			4.87		.59		4.87		.59		4.87		28
2002	9.24	.47	.05	.52	(.47)	(.01)	(.48)	9.28	5.74	2,550,022.60			5.03		.60		5.03		.59		5.03		15
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended October 31, 2006.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
LIMITED TERM											Before Credit/ Reimbursement				After Reimbursement(c)				After Credit/ Reimbursement(d)
Year Ended April 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Ratio of Expenses to Average Net Assets		Ratio of Net Invest- ment Income to Average Net Assets		Portfolio Turnover Rate
Class A (10/87)
2007(e)	$10.55	$.19	$.09	$.28	$(.18)	$—	$(.18)	$10.65	2.70%	$442,517.73		%*	3.52	%*	.73	%*	3.52	%*	.73	%*	3.52	%*	7%
2006	10.76	.36	(.22)	.14	(.35)	—	(.35)	10.55	1.29	460,864.72			3.36		.72		3.36		.72		3.36		59
2005	10.78	.35	(.02)	.33	(.35)	—	(.35)	10.76	3.08	489,920.72			3.29		.72		3.29		.72		3.29		37
2004	10.86	.37	(.10)	.27	(.35)	—	(.35)	10.78	2.53	523,396.73			3.36		.73		3.36		.73		3.36		29
2003	10.72	.42	.16	.58	(.44)	—	(.44)	10.86	5.52	508,735.73			3.85		.73		3.85		.72		3.86		31
2002	10.63	.48	.10	.58	(.49)	—	(.49)	10.72	5.54	405,542.75			4.46		.75		4.46		.73		4.47		26
Class C (12/95)
2007(e)	10.52	.17	.10	.27	(.17)	—	(.17)	10.62	2.54	242,129	1.08	*	3.17	*	1.08	*	3.17	*	1.08	*	3.17	*	7
2006	10.74	.32	(.23)	.09	(.31)	—	(.31)	10.52	.86	271,925	1.07		3.00		1.07		3.00		1.07		3.01		59
2005	10.76	.32	(.03)	.29	(.31)	—	(.31)	10.74	2.75	313,073	1.07		2.93		1.07		2.93		1.07		2.94		37
2004	10.84	.33	(.09)	.24	(.32)	—	(.32)	10.76	2.20	355,503	1.08		3.01		1.08		3.01		1.08		3.01		29
2003	10.70	.37	.18	.55	(.41)	—	(.41)	10.84	5.18	330,728	1.08		3.45		1.08		3.45		1.08		3.46		31
2002	10.61	.44	.10	.54	(.45)	—	(.45)	10.70	5.20	148,198	1.09		4.11		1.09		4.11		1.08		4.12		26
Class R (2/97)
2007(e)	10.50	.20	.10	.30	(.20)	—	(.20)	10.60	2.83	18,949.53		*	3.72	*	.53	*	3.72	*	.53	*	3.72	*	7
2006	10.72	.38	(.23)	.15	(.37)	—	(.37)	10.50	1.43	16,703.52			3.55		.52		3.55		.52		3.55		59
2005	10.74	.37	(.02)	.35	(.37)	—	(.37)	10.72	3.33	17,786.52			3.48		.52		3.48		.52		3.49		37
2004	10.82	.39	(.09)	.30	(.38)	—	(.38)	10.74	2.77	11,931.53			3.56		.53		3.56		.53		3.56		29
2003	10.68	.43	.18	.61	(.47)	—	(.47)	10.82	5.77	8,308.53			3.99		.53		3.99		.53		3.99		31
2002	10.60	.50	.09	.59	(.51)	—	(.51)	10.68	5.70	3,219.52			4.64		.52		4.64		.51		4.65		26
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended October 31, 2006.

See accompanying notes to financial statements.

Annual Investment Management Agreement Approval Process

The Board of Trustees is responsible for overseeing the performance of the investment adviser to the Funds and determining whether to continue the advisory arrangements. At a meeting held on May 23-25, 2006 (the “May Meeting”), the Board of Trustees of the Funds, including the independent Trustees, unanimously approved the continuance of the Investment Management Agreement between each Fund and NAM (the “Fund Adviser”).

The Approval Process

During the course of the year, the Board received a wide variety of materials relating to the services provided by the Fund Adviser and the performance of each Fund. To assist the Board in its evaluation of the advisory contract with the Fund Adviser at the May Meeting, the independent Trustees received extensive materials in advance of their meeting which outlined, among other things:

•	the nature, extent and quality of services provided by the Fund Adviser;

•	the organization and business operations of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the Fund’s past performance as well as the Fund’s performance compared to funds of similar investment objectives compiled by an independent third party and to customized benchmarks;

•	the profitability of the Fund Adviser and certain industry profitability analyses for unaffiliated advisers;

•	the expenses of the Fund Adviser in providing the various services;

•	the advisory fees (gross and net management fees) and total expense ratios of the Fund, including comparisons of such fees and expenses with those of comparable, unaffiliated funds based on information and data provided by Lipper (the “Peer Universe”) as well as compared to a subset of funds within the Peer Universe (the “Peer Group”) to the respective Fund (as applicable);

•	the advisory fees the Fund Adviser assesses to other types of investment products or clients;

•	the soft dollar practices of the Fund Adviser, if any; and

•	from independent legal counsel, a legal memorandum describing, among other things, the duties of the Trustees under the Investment Company Act of 1940 (the “1940 Act”) as well as the general principles of relevant state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; an adviser’s fiduciary duty with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of directors have fulfilled their duties; and factors to be considered by the Board in voting on advisory agreements.

At the May Meeting, the Fund Adviser made a presentation to and responded to questions from the Board. After the presentations and after reviewing the written materials, the independent Trustees met privately with their legal counsel to review the Board’s duties in reviewing advisory contracts and consider the renewal of the advisory contracts. It is with this background that the Trustees considered the advisory contract with the Fund Adviser. The independent Trustees, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC directives relating to the renewal of advisory contracts. As outlined in more detail below, the Trustees considered all factors they believed relevant with respect to each Fund, including the following: (a) the nature, extent and quality of the services to be provided by the Fund Adviser; (b) the investment performance of the Fund and the Fund Adviser; (c) the costs of the services to be provided and the profitability of the Fund Adviser and its affiliates; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors.

A. Nature, Extent and Quality of Services

In reviewing the Fund Adviser, the Trustees considered the nature, extent and quality of the Fund Adviser’s services. The Trustees reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives and enhancements Nuveen has taken for its municipal fund product line. In connection with their continued service as Trustees, the Trustees also have a good understanding of the Fund Adviser’s organization, operations and personnel. In this regard, the Trustees are familiar with and have evaluated the professional experience, qualifications and credentials of the Fund Adviser’s personnel. The Trustees further reviewed materials describing, among other things, the teams and personnel involved in the investment, research, risk-management and operational processes involved in managing municipal funds and their respective functions. Given the Trustees’ experience with the Funds and Fund Adviser, the Trustees recognized the demonstrated history of care and depth of experience of the respective personnel in managing these Funds. In this regard, the Trustees considered the continued quality of the Fund Adviser’s investment process in making portfolio management decisions as well as additional refinements and improvements adopted to the portfolio management processes. With respect to the services provided to municipal funds, including the Funds, the Trustees noted that the Fund Adviser continues to make refinements to its portfolio management process including, among other things, the increased use of derivatives to enhance management of risk, additional analytical software for research staff and improved municipal pricing processes.

In addition to advisory services, the independent Trustees considered the quality of any administrative or non-advisory services provided. The Fund Adviser provides the Funds with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Funds) and officers and other personnel as are necessary for the operations of the respective

Annual Investment Management Agreement Approval Process (continued)

Fund. In connection with the review of the Investment Management Agreement, the Trustees considered the extent and quality of these other services which include, among other things, providing: product management (e.g., product positioning, performance benchmarking, risk management); fund administration (e.g., daily net asset value pricing and reconciliation, tax reporting, fulfilling regulatory filing requirements); oversight of third party service providers; administration of board relations (e.g., organizing board meetings and preparing related materials); compliance (e.g., monitoring compliance with investment policies and guidelines and regulatory requirements); and legal support (e.g., helping prepare and file registration statements, amendments thereto, proxy statements and responding to regulatory requests and/or inquiries). As the Funds operate in a highly regulated industry and given the importance of compliance, the Trustees considered, in particular, the additions of experienced personnel to the compliance teams and the enhancements to technology and related systems to support the compliance activities for the Funds (including a new reporting system for quarterly portfolio holdings).

Based on their review, the Trustees found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Investment Management Agreement were of a high level and were satisfactory.

B. The Investment Performance of the Funds and Fund Adviser

The Board considered the investment performance for each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives identified by an independent third party (the “Performance Peer Group”) and portfolio level performance against customized benchmarks, as described below. In evaluating the performance information, in certain instances, the Trustees noted that the closest Performance Peer Group for a Fund still may not adequately reflect such Fund’s investment objectives, strategies and portfolio duration, thereby limiting the usefulness of the comparisons of such Fund’s performance with that of the Performance Peer Group (such as the Performance Peer Group of the Nuveen Intermediate Duration Municipal Bond Fund). With respect to state specific municipal funds, the Trustees recognized that certain state municipal funds do not have a corresponding state specific Performance Peer Group in which case their performance is measured against a more general municipal category for various states. The two open-end Nuveen state municipal funds that utilize the more general category are the Nuveen New Mexico Municipal Bond Fund and the Nuveen Wisconsin Municipal Bond Fund.

In reviewing performance, the Trustees reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group for the one-, three- and five-year periods (as applicable) ending December 31, 2005. The Trustees also reviewed each Fund’s portfolio level performance (which does not reflect fund level fees and expenses) compared to customized portfolio-level benchmarks for the one- and three-year periods ending December 31, 2005 (as applicable). This analysis is designed to assess the efficacy of investment decisions against appropriate measures of risk and total return, within specific market segments. This information supplements the Fund performance information provided to the Board at each of their quarterly meetings. Based on their review, the Trustees determined that the respective Fund’s absolute and relative investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

In evaluating the management fees and expenses of a Fund, the Board reviewed, among other things, the Fund’s advisory fees (net and gross management fees) and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as comparisons to the gross management fees (before waivers), net management fees (after waivers) and total expense ratios (before and after waivers) of comparable funds in the Peer Universe and the Peer Group. The Trustees reviewed data regarding the construction of Peer Groups as well as the methods of measurement for the fee and expense analysis and the performance analysis. In certain cases, due to the small number of peers in the Peer Universe, the Peer Universe and Peer Group may be the same. Further, the Trustees recognized that in certain cases the closest Peer Universe and/or Peer Group did not adequately reflect a fund’s investment objectives and strategies limiting the usefulness of comparisons. In reviewing comparisons, the Trustees also considered the size of the Peer Universe and/or Peer Group, the composition of the Peer Group (including differences in the use of leverage and insurance) as well as differing levels of fee waivers and/or expense reimbursements. In this regard, the Trustees considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain funds launched since 1999). Based on their review of the fee and expense information provided, the Trustees determined that each Fund’s net total expense ratio was within an acceptable range compared to peers.

2. Comparisons with the Fees of Other Clients

The Trustees further reviewed data comparing the advisory fees of the Fund Adviser with fees the Fund Adviser charges to other clients, including municipal managed accounts. In general, the fees charged for separate accounts are somewhat lower than the fees assessed to the Funds. The Trustees recognized that the differences in fees are attributable to a variety of factors, including the differences in services provided, product distribution, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Trustees noted, in particular, that the range of services provided to the Funds is more extensive than that provided to managed separate accounts. As described in further detail above, such additional services include, but are not limited to, providing: product management, fund administration, oversight of third party service providers, administration of board relations, and legal support. Funds further operate in a highly regulated industry requiring extensive compliance functions compared to the other investment products. In addition to the costs of the additional services, administrative costs may also be greater for funds as the average account size for separate accounts is notably larger than the retail accounts of funds. Given the differences in the product structures, particularly the extensive services provided to the Funds, the Trustees believe such facts justify the different levels of fees.

3. Profitability of Fund Adviser

In conjunction with its review of fees, the Trustees also considered the profitability of Nuveen Investments for advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers). The Trustees reviewed data comparing Nuveen’s profitability with other fund sponsors prepared by three independent third party service providers as well as comparisons of the revenues, expenses and profits margins of various unaffiliated management firms with similar amounts of assets under management prepared by Nuveen. The Trustees further reviewed the 2005 Annual Report for Nuveen Investments. In considering profitability, the Trustees recognized the inherent limitations in determining profitability as well as the difficulties in comparing the profitability of other unaffiliated advisers. Profitability may be affected by numerous factors, including the methodology for allocating expenses, the adviser’s business mix, the types of funds managed, the adviser’s capital structure and cost of capital. Further, individual fund or product line profitability of other sponsors is generally not publicly available. Accordingly, the profitability information that is publicly available from various investment advisory or management firms may not be representative of the industry.

Notwithstanding the foregoing, in reviewing profitability, the Trustees reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In this regard, the methods of allocation used appeared reasonable. The Trustees also, to the extent available, compared Nuveen’s profitability margins (including pre- and post-marketing profit margins) with the profitability of various unaffiliated management firms. The Trustees noted that Nuveen’s profitability is enhanced due to its efficient internal business model. The Trustees also recognized that while a number of factors affect profitability, Nuveen’s profitability may change as fee waivers and/or expense reimbursement commitments of Nuveen to various funds in the Nuveen complex expire. To keep apprised of profitability and developments that may affect profitability, the Trustees have requested profitability analysis be provided periodically during the year. Based on their review, the Trustees were satisfied that the Fund Adviser’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Trustees also considered any other revenues paid to the Fund Adviser as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates are expected to receive that are directly attributable to their management of the Funds, if any. See Section E below for additional information. Based on their review of the overall fee arrangements of the applicable Fund, the Trustees determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Trustees recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base as a fund grows. To help ensure the shareholders share in these benefits, the Trustees have reviewed and considered the breakpoints in the advisory fee schedules that reduce advisory fees as the applicable Fund’s assets grow. In addition to advisory fee breakpoints as assets in a respective Fund rise, after lengthy discussions with management, the Board also approved a complex-wide fee arrangement that was introduced on August 1, 2004. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex, including the Funds, are reduced as the assets in the fund complex reach certain levels. In evaluating the complex-wide fee arrangement, the Trustees considered, among other things, the historic and expected fee savings to shareholders as assets grow, the amount of fee reductions at various asset levels, and that the arrangement would extend to all funds in the Nuveen complex. The Trustees noted that 2005 was the first full year to reflect the fee reductions from the complex wide fee arrangement. The Trustees also considered the impact, if any, the complex-wide fee arrangement may have on the level of services provided. Based on their review, the Trustees concluded that the breakpoint schedule and complex-wide fee arrangement currently was acceptable and desirable in providing benefits from economies of scale to shareholders.

E. Indirect Benefits

In evaluating fees, the Trustees also considered any indirect benefits or profits the Fund Adviser or its affiliates may receive as a result of its relationship with each Fund, including any sales charges and distribution fees received and retained by the Fund’s principal underwriter, Nuveen Investments, LLC, an affiliate of the Fund Adviser as well as any benefits derived from soft dollar arrangements. The Trustees recognized that an affiliate of the Fund Adviser provides distribution and shareholder services to the Funds and their shareholders for which it may be compensated pursuant to a 12b-1 plan. The Trustees therefore considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Trustees considered whether the Fund Adviser received any benefits from soft dollar arrangements. The Trustees noted that the Fund Adviser does not currently have any soft dollar arrangements and does not pay excess brokerage commissions (or spreads on principal transactions) in order to receive research services; however, the Fund Adviser may from time to time receive and have access to research generally provided to institutional clients.

F. Approval

The Trustees did not identify any single factor discussed previously as all-important or controlling. The Trustees, including a majority of independent Trustees, concluded that the terms of the Investment Management Agreements were fair and reasonable, that the Fund Adviser’s fees are reasonable in light of the services provided to each Fund, and that the renewal of the Investment Management Agreements should be approved.

Notes

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund’s portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $149 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

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MSA-NAT-1006D

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

            Subsequent to mailing the Fund’s semiannual shareholder report and prior to filing the Fund’s Form N-CSR with the Commission for the period ended October 31, 2006, the following control deficiency was identified and determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting. The Funds’ controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the October 31, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occured in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

ITEM 12.	EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By	(Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger Vice President and Secretary

Date January 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date January 9, 2007

By	(Signature and Title)*	/s/Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date January 9, 2007

*	Print the name and title of each signing officer under his or her signature.